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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22320

Russell Exchange Traded Funds Trust

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: March 31

Date of reporting period: April 1, 2012 – June 30, 2012

Item 1. Schedule of Investments

2012 QUARTERLY REPORT

Russell Exchange Traded Funds Trust

Russell Equity ETF™

JUNE 30, 2012

FUND

Russell Equity ETF

Russell Exchange Traded

Funds Trust

Russell Exchange Traded Funds Trust is a series investment company with 26 different investment portfolios referred to as Funds. This quarterly report reports on the Russell Equity ETF.

Russell Exchange Traded Funds Trust

Russell Equity ETF™

Quarterly Report

June 30, 2012 (Unaudited)

Russell Exchange Traded Funds Trust

Russell Equity ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares		Market Value $

Investments in Other ETFs - 99.7%
iShares MSCI Canada Index Fund	2,657		69
iShares MSCI EAFE Small Capital Index Fund	3,090		112
iShares Russell 1000 Growth Index Fund	2,159		137
iShares Russell 1000 Index Fund	25,092		1,886
Russell 1000 Low Volatility ETF Fund	3,602		186
Vanguard MSCI EAFE ETF	25,372		801
Vanguard MSCI Emerging Markets ETF	5,054		202
Vanguard MSCI European ETF	3,624		155
Vanguard MSCI Pacific ETF	3,931		197
Vanguard Russell 2000	4,755		302

Total Investments in Other ETFs (cost $4,165)			4,047

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund (cost $5)	5,457	(¥)	5

Total Investments - 99.8% (identified cost $4,170)			4,052

Other Assets and Liabilities, Net - 0.2%			9

Net Assets - 100.0%			4,061

(¥)	Unrounded units.

See accompanying notes which are an integral part of this quarterly report.

Russell Equity ETF	3

Russell Investment Company

Russell Equity ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Investments in Other ETFs	$—	$4,047	$—	$4,047
Short-Term Investments	—	5	—	5

Total Investments	—	4,052	—	4,052

For a description of the levels see note 2 in the Notes to Financial Statements.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ending June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

4	Russell Equity ETF

Russell Exchange Traded Funds Trust

Russell Equity ETF

Notes to Financial Statements — June 30, 2012 (Unaudited)

1.	Organization

Russell Exchange Traded Funds Trust (the “Investment Company” or “RET” or “Trust”) is a series investment company comprised of 26 different investment portfolios that were in operation as of June 30, 2012. This Quarterly Report reports on the Russell Equity ETF (the “Fund”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Delaware statutory trust. Prior to April 15, 2011, the name of the Trust was U.S. One Trust and the Fund name was One Fund ETF.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds (“Underlying ETFs”).

Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The date the shares began trading on the secondary market is the “commencement of operations” date.

The Fund issues and redeems shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Fund at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to the Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund values portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. In addition, the Fund values the shares of the Underlying ETFs at the last reported sale or settlement price. Money market fund securities are priced using the amortized cost method of valuation unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Funds Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Exchange traded funds that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements	5

Russell Exchange Traded Funds Trust

Russell Equity ETF

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

Investments in other mutual funds (including unregistered collective vehicles) are valued at their net asset value per share, and are categorized as Level 2 of the fair value hierarchy.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund, if considered material.

In 2011, the Financial Accounting Standards Board (“FASB”) issued an update to requirements relating to fair valuation measurements which represent amendments to achieve common fair value measurements and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments are of two types: (i) those that clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.

The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011. Management does not believe the adoption of this update will have a material impact on the Funds’ financial statements.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying ETFs are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying ETFs trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Underlying ETFs may also be exposed to counterparty risk or risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the

6	Notes to Financial Statements

Russell Exchange Traded Funds Trust

Russell Equity ETF

Notes to Financial Statements, continued — June 30, 2012 (Unaudited)

relevant assets recorded in the Underlying ETFs’ financial statements (the “Assets”). The Assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.

ETF Specific Risk

The Fund is a “fund of funds”. The Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds. The Adviser employs an asset allocation strategy that seeks to provide exposure to multiple asset classes in a variety of domestic and foreign markets. The Adviser’s asset allocation strategy establishes a target asset allocation for the Fund and the Adviser then implements the strategy by selecting Underlying ETFs that represent each of the desired asset classes, sectors and strategies.

The Adviser employs an active management strategy, meaning that it buys and holds Underlying ETFs based on its asset allocation views, not based on time period dependent rebalancing policies.

3.	Related Party Transactions, Fees and Expenses

Russell Investment Management Company (“RIMCo”) advises the Fund and RFSC is the Fund’s administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RET and RIMCo.

The Fund may also invest its cash reserves (the “Cash Balances”) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC. As of June 30, 2012, the Fund has invested $5,457 in the Russell U.S. Cash Management Fund.

4.	Federal Income Taxes

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Russell Equity ETF
Cost of Investments	$4,169,883

Unrealized Appreciation	$104,463
Unrealized Depreciation	(222,246)

Net Unrealized Appreciation (Depreciation)	$(117,783)

5.	Subsequent Events

Management has evaluated events and transactions that may have occurred since June 30, 2012, through the date the Quarterly Report was issued, that would merit recognition or additional disclosure in the Quarterly Report. During this review, nothing was discovered, except for the following, which would require disclosure within the Quarterly Report.

On August 16, 2012, the Board of Trustees of Russell Exchange Traded Funds Trust (the “Trust”), has approved an orderly liquidation of 25 of the 26 different investment portfolios referred to as the Funds. They are; of Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF, Russell 1000 High Momentum ETF, Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF, Russell 2000 High Momentum ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. Low Volatility ETF, Russell Developed ex-U.S. High Momentum ETF, Russell Aggressive Growth ETF, Russell Consistent Growth ETF, Russell Growth at a Reasonable Price ETF, Russell Contrarian ETF, Russell Equity Income ETF, Russell Low P/E ETF, Russell Small Cap Aggressive Growth ETF, Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, Russell High Dividend Yield ETF and Russell Small Cap High Dividend Yield ETF, each a series of the Trust (collectively, the “Funds”). The Funds’ Board of Trustees determined that closing and liquidating each Fund was in the best interests of the Fund and its shareholders.

Notes to Financial Statements	7

Russell Exchange Traded Funds Trust

Russell Equity ETF

Shareholder Requests for Additional Information — June 30, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (888) 775-3837, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Fund at (888) 775-3837, (ii) at www.russelletfs.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

8	Shareholder Requests for Additional Information

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www.russelletfs.com

2012 QUARTERLY REPORT

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

JUNE 30, 2012

FUND

Russell 1000 Low Beta ETF

Russell 1000 High Beta ETF

Russell 1000 Low Volatility ETF

Russell 1000 High Volatility ETF

Russell 1000 High Momentum ETF

Russell 2000 Low Beta ETF

Russell 2000 High Beta ETF

Russell 2000 Low Volatility ETF

Russell 2000 High Volatility ETF

Russell 2000 High Momentum ETF

Russell Developed ex-U.S. Low Beta ETF

Russell Developed ex-U.S. Low Volatility ETF

Russell Developed ex-U.S. High Momentum ETF

Russell Exchange Traded Funds Trust

Russell Exchange Traded Funds Trust is a series investment company with 26 different investment portfolios referred to as Funds. This quarterly report reports on 13 of these Funds.

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Quarterly Report

June 30, 2012 (Unaudited)

Page
Russell 1000 Low Beta ETF	3
Russell 1000 High Beta ETF	6
Russell 1000 Low Volatility ETF	9
Russell 1000 High Volatility ETF	12
Russell 1000 High Momentum ETF	15
Russell 2000 Low Beta ETF	18
Russell 2000 High Beta ETF	23
Russell 2000 Low Volatility ETF	26
Russell 2000 High Volatility ETF	29
Russell 2000 High Momentum ETF Russell Developed ex-U.S. Low Beta ETF Russell Developed ex-U.S. Low Volatility ETF Russell Developed ex-U.S. High Momentum ETF	34 39 44 49
Notes to Schedules of Investments	54
Notes to Quarterly Report	55
Shareholder Requests for Additional Information	60

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 13.0%
Apollo Group, Inc. Class A (Æ)	6,332	229
Avon Products, Inc.	4,768	77
Best Buy Co., Inc.	3,466	73
Chico’s FAS, Inc.	5,219	77
Costco Wholesale Corp.	5,159	490
Dollar General Corp. (Æ)	4,807	261
Family Dollar Stores, Inc.	4,765	317
Gap, Inc. (The)	6,250	171
H&R Block, Inc.	8,580	137
ITT Educational Services, Inc. (Æ)	1,137	69
JC Penney Co., Inc.	4,679	109
Las Vegas Sands Corp.	209	9
McDonald’s Corp.	1,218	108
MGM Resorts International (Æ)	1,952	22
priceline.com, Inc. (Æ)	602	400
Royal Caribbean Cruises, Ltd.	5,145	134
Sears Holdings Corp. (Æ)	543	32
Starwood Hotels & Resorts Worldwide, Inc.	660	35
Tractor Supply Co.	265	22
TripAdvisor, Inc. (Æ)	2,269	101
Wal-Mart Stores, Inc.	7,643	534
Wynn Resorts, Ltd.	200	21

		3,428

Consumer Staples - 27.7%
Altria Group, Inc.	15,380	532
Archer-Daniels-Midland Co.	9,055	267
Clorox Co. (The)	980	71
Coca-Cola Co. (The)	6,644	520
Coca-Cola Enterprises, Inc.	4,523	127
Colgate-Palmolive Co.	3,529	367
ConAgra Foods, Inc.	11,954	310
CVS Caremark Corp.	3,276	153
Dr Pepper Snapple Group, Inc.	305	13
Flowers Foods, Inc.	3,031	70
General Mills, Inc.	9,270	357
Herbalife, Ltd.	723	35
Hershey Co. (The)	2,524	182
HJ Heinz Co.	5,610	305
Kellogg Co.	5,574	275
Kimberly-Clark Corp.	6,086	510
Kraft Foods, Inc. Class A	3,835	148
Kroger Co. (The)	5,919	137
Lorillard, Inc.	3,478	459
Mead Johnson Nutrition Co. Class A	2,234	180
Molson Coors Brewing Co. Class B	2,134	89
PepsiCo, Inc.	7,093	501
Philip Morris International, Inc.	5,907	515
Procter & Gamble Co. (The)	6,925	424
Ralcorp Holdings, Inc. (Æ)	1,822	122
Reynolds American, Inc.	11,560	519
Safeway, Inc.	1,477	27
Sysco Corp.	1,937	58
Walgreen Co.	940	28

		7,301

	Principal Amount ($) or Shares	Market Value $
Energy - 2.6%
CONSOL Energy, Inc.	35	1
EOG Resources, Inc.	881	79
Exxon Mobil Corp.	5,434	465
Occidental Petroleum Corp.	935	80
Southwestern Energy Co. (Æ)	2,056	66

		691

Financial Services - 10.3%
Aflac, Inc.	5,550	236
American International Group, Inc. (Æ)	4,574	147
Apartment Investment & Management Co. Class A (ö)	1,499	41
Assurant, Inc.	644	22
AvalonBay Communities, Inc. (ö)	177	25
Berkshire Hathaway, Inc. Class B (Æ)	3,597	301
CBRE Group, Inc. Class A (Æ)	682	11
Fifth Third Bancorp	27,200	365
First Republic Bank (Æ)	15,315	515
Hartford Financial Services Group, Inc.	2,799	49
Host Hotels & Resorts, Inc. (ö)	4,561	72
Jefferies Group, Inc.	5,026	65
JPMorgan Chase & Co.	670	24
Macerich Co. (The) (ö)	3,213	190
Morgan Stanley	2,387	35
Prologis, Inc. (ö)	5,927	197
Public Storage (ö)	79	11
St. Joe Co. (The) (Æ)	10,051	159
Visa, Inc. Class A	918	113
Wells Fargo & Co.	4,111	137

		2,715

Health Care - 25.0%
Abbott Laboratories	7,736	499
Aetna, Inc.	970	38
Alere, Inc. (Æ)	483	9
Alexion Pharmaceuticals, Inc. (Æ)	1,694	168
Allergan, Inc.	5,336	494
Amylin Pharmaceuticals, Inc. (Æ)	3,953	112
Baxter International, Inc.	5,169	275
Biogen Idec, Inc. (Æ)	3,680	532
Bristol-Myers Squibb Co.	14,104	507
Celgene Corp. (Æ)	115	7
Cigna Corp.	820	36
Eli Lilly & Co.	8,316	357
Endo Health Solutions, Inc. (Æ)	4,839	150
Express Scripts Holding Co. (Æ)	1,335	75
Forest Laboratories, Inc. (Æ)	7,272	254
Gilead Sciences, Inc. (Æ)	2,456	126
Human Genome Sciences, Inc. (Æ)	2,756	36
Illumina, Inc. (Æ)	622	25
Incyte Corp., Ltd. (Æ)	403	9
Johnson & Johnson	7,389	499
Merck & Co., Inc.	12,318	514
Mylan, Inc. (Æ)	4,351	93
Myriad Genetics, Inc. (Æ)	3,506	83

Russell 1000 Low Beta ETF	3

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Perrigo Co.	3,300	389
Pfizer, Inc.	22,769	525
Regeneron Pharmaceuticals, Inc. (Æ)	867	99
Stryker Corp.	724	40
SXC Health Solutions Corp. (Æ)	583	58
UnitedHealth Group, Inc.	7,256	424
VCA Antech, Inc. (Æ)	2,472	54
Vertex Pharmaceuticals, Inc. (Æ)	330	18
WellPoint, Inc.	80	5
Zimmer Holdings, Inc.	1,327	85

		6,595

Materials and Processing - 2.8%
Allied Nevada Gold Corp. (Æ)	5,524	157
Polypore International, Inc. (Æ)	279	11
Royal Gold, Inc.	2,062	162
Southern Copper Corp.	5,352	169
Tahoe Resources, Inc. (Æ)	12,490	173
Westlake Chemical Corp.	1,340	70

		742

Producer Durables - 1.6%
Delta Air Lines, Inc. (Æ)	22,207	243
Goodrich Corp.	1,015	129
Terex Corp. (Æ)	2,814	50

		422

Technology - 4.7%
Apple, Inc. (Æ)	689	402
Atmel Corp. (Æ)	925	6
Google, Inc. Class A (Æ)	360	209
Groupon, Inc. Class A (Æ)	203	2
International Business Machines Corp.	2,527	495
LinkedIn Corp. Class A (Æ)	734	78
Micron Technology, Inc. (Æ)	1,150	7
NetApp, Inc. (Æ)	1,143	36

		1,235

Utilities - 12.1%
AT&T, Inc.	14,663	523
CenturyLink, Inc.	1,384	55
Clearwire Corp. Class A (Æ)	59,936	67
Entergy Corp.	2,964	201
Exelon Corp.	3,235	122
FirstEnergy Corp.	9,407	463
Frontier Communications Corp.	7,683	29
MetroPCS Communications, Inc. (Æ)	8,656	52
NextEra Energy, Inc.	2,940	202
NII Holdings, Inc. (Æ)	1,086	11
PPL Corp.	15,953	444
Southern Co.	10,519	487

	Principal Amount ($) or Shares		Market Value $
Sprint Nextel Corp. (Æ)	1,165		4
Verizon Communications, Inc.	11,881		528

			3,188

Total Common Stocks (cost $25,744)			26,317

Short-Term Investments - 0.0%
Russell U.S. Cash Management Fund	11,517	(¥)	12

Total Short-Term Investments (cost $12)			12

Total Investments - 99.8% (identified cost $25,756)			26,329

Other Assets and Liabilities, Net - 0.2%			47

Net Assets - 100.0%			26,376

See accompanying notes which are an integral part of this quarterly report.

4	Russell 1000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 1000 Low Beta ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$3,428	$—	$—	$3,428
Consumer Staples	7,301	—	—	7,301
Energy	691	—	—	691
Financial Services	2,715	—	—	2,715
Health Care	6,595	—	—	6,595
Materials and Processing	742	—	—	742
Producer Durables	422	—	—	422
Technology	1,235	—	—	1,235
Utilities	3,188	—	—	3,188
Short-Term Investments	—	12	—	12

Total Investments	$26,317	$12	$—	$26,329

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell 1000 Low Beta ETF	5

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 13.6%
BorgWarner, Inc. (Æ)	791	52
Ford Motor Co.	8,484	81
Fortune Brands Home & Security, Inc. (Æ)	584	13
Garmin, Ltd.	685	26
General Motors Co. (Æ)	4,095	81
Harley-Davidson, Inc.	1,735	79
Home Depot, Inc.	210	11
Jarden Corp.	1,805	76
Johnson Controls, Inc.	1,426	40
Lennar Corp. Class A	792	24
Newell Rubbermaid, Inc.	441	8
Toll Brothers, Inc. (Æ)	2,311	69
TRW Automotive Holdings Corp. (Æ)	931	34
WABCO Holdings, Inc. (Æ)	208	11
Whirlpool Corp.	307	19

		624

Energy - 13.5%
Chevron Corp.	873	92
ConocoPhillips	1,426	80
Exxon Mobil Corp.	1,093	94
Halliburton Co.	2,337	66
Marathon Petroleum Corp.	121	5
National Oilwell Varco, Inc.	895	58
Oil States International, Inc. (Æ)	56	4
Pioneer Natural Resources Co.	395	35
Schlumberger, Ltd.	1,222	79
SEACOR Holdings, Inc. (Æ)	361	32
Spectra Energy Corp.	1,421	41
Williams Cos., Inc. (The)	1,085	31

		617

Financial Services - 13.2%
Bank of America Corp.	11,027	90
Berkshire Hathaway, Inc. Class B (Æ)	397	33
Citigroup, Inc.	3,189	87
Discover Financial Services	2,752	95
Goldman Sachs Group, Inc. (The)	644	62
JPMorgan Chase & Co.	2,617	94
KeyCorp	2,396	19
Lender Processing Services, Inc.	187	5
Mastercard, Inc. Class A	44	19
US Bancorp	259	8
Wells Fargo & Co.	2,784	93

		605

Materials and Processing - 13.4%
Alcoa, Inc.	6,375	56
CF Industries Holdings, Inc.	181	35
Dow Chemical Co. (The)	922	29
Ecolab, Inc.	1,349	92
EI du Pont de Nemours & Co.	1,795	91
Freeport-McMoRan Copper & Gold, Inc.	442	15
Nucor Corp.	2,306	87

	Principal Amount ($) or Shares	Market Value $
Owens Corning (Æ)	831	24
Praxair, Inc.	284	31
Sherwin-Williams Co. (The)	614	81
Solutia, Inc.	1,481	42
Timken Co.	642	29

		612

Producer Durables - 28.0%
3M Co.	1,035	93
Boeing Co. (The)	211	16
Caterpillar, Inc.	1,042	88
Chicago Bridge & Iron Co. NV	1,879	71
Cooper Industries PLC	153	10
Cummins, Inc.	960	93
Danaher Corp.	1,708	89
Deere & Co.	1,194	98
Eaton Corp.	2,290	91
General Electric Co.	4,587	96
Goodrich Corp.	713	90
Illinois Tool Works, Inc.	1,660	88
Ingersoll-Rand PLC	1,190	50
Lincoln Electric Holdings, Inc.	425	19
PACCAR, Inc.	64	3
Pentair, Inc.	297	11
SPX Corp.	101	7
Stanley Black & Decker, Inc.	256	16
Tyco International, Ltd.	1,097	58
Union Pacific Corp.	766	91
United Rentals, Inc. (Æ)	443	15
Xerox Corp.	7,779	61
Xylem, Inc.	1,103	28

		1,282

Technology - 17.8%
Activision Blizzard, Inc.	1,034	12
Apple, Inc. (Æ)	155	91
CA, Inc.	1,895	51
Corning, Inc.	3,855	50
Intel Corp.	3,293	88
International Business Machines Corp.	456	89
KLA-Tencor Corp.	963	47
Lam Research Corp. (Æ)	2,398	91
Maxim Integrated Products, Inc.	1,517	39
Microchip Technology, Inc.	1,866	62
Microsoft Corp.	3,033	92
QUALCOMM, Inc.	1,579	88
Texas Instruments, Inc.	230	7
Western Digital Corp. (Æ)	170	5

		812

Utilities - 0.3%
AT&T, Inc.	356	13

Total Common Stocks (cost $4,699)		4,565

6	Russell 1000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	2,358	(¥)	2

Total Short-Term Investments (cost $2)			2

Total Investments - 99.9% (identified cost $4,701)			4,567

Other Assets and Liabilities, Net - 0.1%			5

Net Assets - 100.0%			4,572

See accompanying notes which are an integral part of this quarterly report.

Russell 1000 High Beta ETF	7

Russell Exchange Traded Funds Trust

Russell 1000 High Beta ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$624	$—	$—	$624
Energy	617	—	—	617
Financial Services	605	—	—	605
Materials and Processing	612	—	—	612
Producer Durables	1,282	—	—	1,282
Technology	812	—	—	812
Utilities	13	—	—	13
Short-Term Investments	—	2	—	2

Total Investments	$4,565	$2	$—	$4,567

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

8	Russell 1000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.7%
Consumer Discretionary - 8.7%
Cablevision Systems Corp. Class A	33,679	448
Costco Wholesale Corp.	8,658	823
Discovery Communications, Inc. Class A (Æ)	586	32
Genuine Parts Co.	10,690	644
Interpublic Group of Cos., Inc. (The)	5,898	64
Macy’s, Inc.	972	33
Marriott International, Inc. Class A	16,403	643
McDonald’s Corp.	13,798	1,222
News Corp. Class A	20,536	458
PVH Corp.	3,409	265
Sears Holdings Corp. (Æ)	1,043	62
Time Warner, Inc.	4,004	154
TRW Automotive Holdings Corp. (Æ)	5,629	207
Walt Disney Co. (The)	25,905	1,255

		6,310

Consumer Staples - 20.8%
Altria Group, Inc.	42,057	1,454
Clorox Co. (The)	6,397	464
Coca-Cola Co. (The)	18,547	1,450
Colgate-Palmolive Co.	6,063	631
ConAgra Foods, Inc.	18,977	492
CVS Caremark Corp.	16,547	773
General Mills, Inc.	35,697	1,376
HJ Heinz Co.	24,788	1,348
Kellogg Co.	21,055	1,039
Kimberly-Clark Corp.	17,195	1,440
Kraft Foods, Inc. Class A	9,522	368
PepsiCo, Inc.	19,121	1,351
Philip Morris International, Inc.	16,153	1,410
Procter & Gamble Co. (The)	20,392	1,249
Sysco Corp.	6,153	183

		15,028

Energy - 5.1%
Anadarko Petroleum Corp.	6,951	460
Apache Corp.	5,960	524
Exxon Mobil Corp.	16,394	1,403
Marathon Oil Corp.	14,694	376
Murphy Oil Corp.	2,522	127
Occidental Petroleum Corp.	9,063	777
Spectra Energy Corp.	1,073	31
Williams Cos., Inc. (The)	320	9

		3,707

Financial Services - 6.2%
Aon PLC	7,754	363
Franklin Resources, Inc.	2,180	242
Hartford Financial Services Group, Inc.	85,350	1,504
Host Hotels & Resorts, Inc. (ö)	71,537	1,131
Invesco, Ltd.	2,665	60
Jones Lang LaSalle, Inc.	6,348	446
Lender Processing Services, Inc.	12,007	304

	Principal Amount ($) or Shares	Market Value $
MetLife, Inc.	8,963	277
Prudential Financial, Inc.	1,606	78
Taubman Centers, Inc. (ö)	836	65

		4,470

Health Care - 16.0%
Abbott Laboratories	22,705	1,463
Baxter International, Inc.	16,328	868
Becton Dickinson and Co.	13,414	1,003
Bristol-Myers Squibb Co.	34,831	1,252
CR Bard, Inc.	5,916	636
Dentsply International, Inc.	35,595	1,346
Eli Lilly & Co.	33,772	1,449
Henry Schein, Inc. (Æ)	14,844	1,165
Johnson & Johnson	21,473	1,450
Merck & Co., Inc.	8,233	344
Mylan, Inc. (Æ)	8,873	190
Pfizer, Inc.	11,205	258
Stryker Corp.	2,512	138

		11,562

Materials and Processing - 7.3%
Ball Corp.	959	39
Dow Chemical Co. (The)	6,694	211
Eastman Chemical Co.	7,419	374
Owens-Illinois, Inc. (Æ)	38,056	730
Rockwood Holdings, Inc.	27,518	1,220
Solutia, Inc.	50,636	1,420
WR Grace & Co. (Æ)	24,699	1,246

		5,240

Producer Durables - 12.0%
3M Co.	14,965	1,341
Accenture PLC Class A	1,213	73
Automatic Data Processing, Inc.	14,166	788
Caterpillar, Inc.	12,240	1,039
Cintas Corp.	33,729	1,302
General Electric Co.	18,846	393
Goodrich Corp.	11,233	1,425
Manitowoc Co., Inc. (The)	28,508	334
Paychex, Inc.	5,280	166
United Parcel Service, Inc. Class B	18,044	1,421
United Technologies Corp.	4,722	357

		8,639

Technology - 5.7%
Cadence Design Systems, Inc. (Æ)	3,953	43
Cisco Systems, Inc.	44,319	761
EMC Corp. (Æ)	3,099	79
Freescale Semiconductor, Ltd. (Æ)	12,916	132
International Business Machines Corp.	6,993	1,369
Jabil Circuit, Inc.	23,269	473
Microsoft Corp.	33,321	1,019
QUALCOMM, Inc.	3,260	182
SBA Communications Corp. Class A (Æ)	574	33

		4,091

Russell 1000 Low Volatility ETF	9

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Utilities - 17.9%
American Electric Power Co., Inc.	408		16
AT&T, Inc.	39,955		1,425
CenturyLink, Inc.	17,756		701
Consolidated Edison, Inc.	14,119		878
Dominion Resources, Inc.	19,770		1,068
Duke Energy Corp.	61,151		1,410
Edison International	2,543		117
Entergy Corp.	4,051		275
Great Plains Energy, Inc.	14,564		312
ONEOK, Inc.	18,436		780
Pepco Holdings, Inc.	34,161		669
Public Service Enterprise Group, Inc.	1,464		48
SCANA Corp.	3,448		165
Sempra Energy	3,586		247
Southern Co.	29,479		1,365
Verizon Communications, Inc.	32,488		1,443
Windstream Corp.	13,299		128
Wisconsin Energy Corp.	12,075		478
Xcel Energy, Inc.	49,054		1,394

			12,919

Total Common Stocks (cost $70,734)			71,966

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	65,061	(¥)	65

Total Short-Term Investments (cost $65)			65

Total Investments - 99.8% (identified cost $70,799)			72,031

Other Assets and Liabilities, Net - 0.2%			124

Net Assets - 100.0%			72,155

See accompanying notes which are an integral part of this quarterly report.

10	Russell 1000 Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell 1000 Low Volatility ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$6,310	$—	$—	$6,310
Consumer Staples	15,028	—	—	15,028
Energy	3,707	—	—	3,707
Financial Services	4,470	—	—	4,470
Health Care	11,562	—	—	11,562
Materials and Processing	5,240	—	—	5,240
Producer Durables	8,639	—	—	8,639
Technology	4,091	—	—	4,091
Utilities	12,919	—	—	12,919
Short-Term Investments	—	65	—	65

Total Investments	$71,966	$65	$—	$72,031

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell 1000 Low Volatility ETF	11

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.9%
Consumer Discretionary - 14.7%
Amazon.com, Inc. (Æ)	417	95
Apollo Group, Inc. Class A (Æ)	285	10
Avon Products, Inc.	1,457	24
Bed Bath & Beyond, Inc. (Æ)	156	10
Dollar General Corp. (Æ)	727	40
DR Horton, Inc.	68	1
Fortune Brands Home & Security, Inc. (Æ)	1,192	27
General Motors Co. (Æ)	3,676	72
HomeAway, Inc. (Æ)	655	14
Las Vegas Sands Corp.	691	30
Lowe’s Cos., Inc.	1,676	48
Michael Kors Holdings, Ltd. (Æ)	418	17
Netflix, Inc. (Æ)	68	5
Pandora Media, Inc. (Æ)	3,678	40
Sirius XM Radio, Inc. (Æ)	20,256	37
Starbucks Corp.	1,683	90
Tesla Motors, Inc. (Æ)	704	22
TJX Cos., Inc.	309	13
Tractor Supply Co.	134	11
Ulta Salon Cosmetics & Fragrance, Inc.	260	24
Wal-Mart Stores, Inc.	701	49
Yum! Brands, Inc.	163	11

		690

Consumer Staples - 1.7%
Fresh Market, Inc. (The) (Æ)	103	6
Monster Beverage Corp. (Æ)	621	44
Walgreen Co.	1,053	31

		81

Energy - 15.6%
Baker Hughes, Inc.	572	24
Cabot Oil & Gas Corp.	1,617	64
Chesapeake Energy Corp.	1,735	32
Chevron Corp.	883	93
CONSOL Energy, Inc.	170	5
EQT Corp.	91	5
EXCO Resources, Inc.	2,821	21
Exxon Mobil Corp.	1,008	86
FMC Technologies, Inc. (Æ)	299	12
HollyFrontier Corp.	828	29
Kinder Morgan, Inc.	1,943	63
Kosmos Energy, Ltd. (Æ)	2,826	31
Laredo Petroleum Holdings, Inc. (Æ)	705	15
National Oilwell Varco, Inc.	37	2
Occidental Petroleum Corp.	639	55
Phillips 66 Class W (Æ)	50	2
Range Resources Corp.	605	37
RPC, Inc.	757	9
SandRidge Energy, Inc. (Æ)	571	4
Schlumberger, Ltd.	1,389	90
Southwestern Energy Co. (Æ)	263	8
Ultra Petroleum Corp. (Æ)	1,046	24
Valero Energy Corp.	521	13
Walter Energy, Inc. Class A	103	5

		729

	Principal Amount ($) or Shares	Market Value $
Financial Services - 20.4%
American International Group, Inc. (Æ)	501	16
Bank of America Corp.	5,272	43
Bank of New York Mellon Corp. (The)	3,739	82
Berkshire Hathaway, Inc. Class B (Æ)	448	37
BOK Financial Corp.	351	20
Citigroup, Inc.	2,707	74
CME Group, Inc. Class A	71	19
Fifth Third Bancorp	2,028	27
Goldman Sachs Group, Inc. (The)	707	68
Howard Hughes Corp. (The) (Æ)	97	6
JPMorgan Chase & Co.	2,680	96
Mastercard, Inc. Class A	208	89
MBIA, Inc. (Æ)	1,378	15
Morgan Stanley	2,487	36
PNC Financial Services Group, Inc.	1,174	72
St. Joe Co. (The) (Æ)	1,263	20
Thomson Reuters Corp.	153	4
US Bancorp	1,167	38
Visa, Inc. Class A	768	95
Wells Fargo & Co.	2,847	95

		952

Health Care - 7.0%
Aetna, Inc.	1,416	55
Alexion Pharmaceuticals, Inc. (Æ)	406	40
Amylin Pharmaceuticals, Inc. (Æ)	846	24
Cooper Cos., Inc. (The)	55	4
Health Net, Inc. (Æ)	62	2
Human Genome Sciences, Inc. (Æ)	559	7
Illumina, Inc. (Æ)	138	6
Regeneron Pharmaceuticals, Inc. (Æ)	54	6
SXC Health Solutions Corp. (Æ)	713	71
UnitedHealth Group, Inc.	1,234	72
Vertex Pharmaceuticals, Inc. (Æ)	534	30
Watson Pharmaceuticals, Inc. Class B (Æ)	144	11

		328

Materials and Processing - 10.3%
Allied Nevada Gold Corp. (Æ)	1,592	45
Fastenal Co.	1,645	66
LyondellBasell Industries NV Class A	71	3
Molycorp, Inc. (Æ)	1,446	31
Monsanto Co.	1,165	96
Newmont Mining Corp.	1,825	89
Polypore International, Inc. (Æ)	301	12
Royal Gold, Inc.	1,168	92
Southern Copper Corp.	910	29
Tahoe Resources, Inc. (Æ)	1,320	18

		481

Producer Durables - 9.8%
Caterpillar, Inc.	275	23
CNH Global NV (Æ)	571	22
Danaher Corp.	607	32
Delta Air Lines, Inc. (Æ)	2,902	32

12	Russell 1000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Emerson Electric Co.	1,893		88
General Electric Co.	4,699		99
Union Pacific Corp.	782		93
United Continental Holdings, Inc. (Æ)	2,278		55
Vantiv, Inc. Class A (Æ)	615		14

			458

Technology - 18.7%
Apple, Inc. (Æ)	158		92
Brocade Communications Systems, Inc. (Æ)	2,021		10
EMC Corp. (Æ)	2,636		68
Facebook, Inc. Class A (Æ)	1,318		41
Fortinet, Inc. (Æ)	47		1
Google, Inc. Class A (Æ)	135		78
Groupon, Inc. Class A (Æ)	56		1
Hewlett-Packard Co.	1,737		35
Intel Corp.	3,230		86
International Business Machines Corp.	129		25
Lambda TD Software, Inc. (Æ)	1,322		13
Micron Technology, Inc. (Æ)	194		1
Microsoft Corp.	3,027		93
NetApp, Inc. (Æ)	1,009		32
Nuance Communications, Inc. (Æ)	774		18
Oracle Corp.	3,408		101
Red Hat, Inc. (Æ)	457		26
Salesforce.com, Inc. (Æ)	179		25
VeriFone Systems, Inc. (Æ)	537		18
VMware, Inc. Class A (Æ)	655		60
Western Digital Corp. (Æ)	470		14
Zynga, Inc. Class A (Æ)	6,365		35

			873

Utilities - 1.7%
Calpine Corp. (Æ)	915		15
Clearwire Corp. Class A (Æ)	15,597		17
NII Holdings, Inc. (Æ)	1,620		17
Sprint Nextel Corp. (Æ)	9,657		32

			81

Total Common Stocks (cost $4,668)			4,673

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	3,189	(¥)	3

Total Short-Term Investments (cost $3)			3

Total Investments - 100.0% (identified cost $4,671)			4,676

Other Assets and Liabilities, Net - 0.0%			2

Net Assets - 100.0%			4,678

See accompanying notes which are an integral part of this quarterly report.

Russell 1000 High Volatility ETF	13

Russell Exchange Traded Funds Trust

Russell 1000 High Volatility ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$690	$—	$—	$690
Consumer Staples	81	—	—	81
Energy	729	—	—	729
Financial Services	952	—	—	952
Health Care	328	—	—	328
Materials and Processing	481	—	—	481
Producer Durables	458	—	—	458
Technology	873	—	—	873
Utilities	81	—	—	81
Short-Term Investments	—	3	—	3

Total Investments	$4,673	$3	$—	$4,676

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

14	Russell 1000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.9%
Consumer Discretionary - 26.3%
AutoZone, Inc. (Æ)	58	21
Carter’s, Inc. (Æ)	170	9
CBS Corp. Class B	1,862	61
Chipotle Mexican Grill, Inc. Class A (Æ)	106	40
Comcast Corp. Class A	3,038	98
Dollar Tree, Inc. (Æ)	974	52
Estee Lauder Cos., Inc. (The) Class A	141	8
Expedia, Inc.	490	24
Foot Locker, Inc.	74	2
GateHouse Media, Inc. Class A (Æ)	138	7
Home Depot, Inc.	994	53
Hyatt Hotels Corp. Class A (Æ)	554	21
Interpublic Group of Cos., Inc. (The)	835	9
Liberty Media Corp. - Class A (Æ)	80	7
Liberty Media Corp. - Interactive (Æ)	915	16
Limited Brands, Inc.	1,081	46
LKQ Corp. (Æ)	2,804	94
Lowe’s Cos., Inc.	94	3
Macy’s, Inc.	1,513	52
McDonald’s Corp.	934	83
News Corp. Class A	3,329	74
O’Reilly Automotive, Inc. (Æ)	812	68
priceline.com, Inc. (Æ)	109	72
PVH Corp.	4	—	±
Ralph Lauren Corp. Class A	80	11
Sally Beauty Holdings, Inc. (Æ)	469	12
Starbucks Corp.	1,575	84
TJX Cos., Inc.	1,594	68
Tractor Supply Co.	181	15
TripAdvisor, Inc. (Æ)	111	5
Ulta Salon Cosmetics & Fragrance, Inc.	29	3
VF Corp.	392	52
Viacom, Inc. Class B	238	11
Wal-Mart Stores, Inc.	1,074	75
Walt Disney Co. (The)	1,140	55
Wyndham Worldwide Corp.	374	20
Yum! Brands, Inc.	374	24

		1,355

Consumer Staples - 9.8%
Altria Group, Inc.	3,032	104
Archer-Daniels-Midland Co.	481	14
CVS Caremark Corp.	1,105	52
GNC Holdings, Inc. Class A	149	6
Kraft Foods, Inc. Class A	771	30
Lorillard, Inc.	459	61
Monster Beverage Corp. (Æ)	1,304	93
Philip Morris International, Inc.	1,165	101
Procter & Gamble Co. (The)	542	33
Ralcorp Holdings, Inc. (Æ)	53	4
Reynolds American, Inc.	93	4

		502

	Principal Amount ($) or Shares	Market Value $
Energy - 1.6%
Cabot Oil & Gas Corp.	31	1
Chevron Corp.	435	46
Marathon Oil Corp.	475	12
Occidental Petroleum Corp.	21	2
Plains Exploration & Production Co. (Æ)	253	9
Tesoro Corp. (Æ)	121	3
Williams Cos., Inc. (The)	324	9

		82

Financial Services - 15.7%
Alliance Data Systems Corp. (Æ)	232	31
Allied World Assurance Co. Holdings AG	842	67
American Express Co.	441	26
American International Group, Inc. (Æ)	343	11
Arch Capital Group, Ltd. (Æ)	894	35
Berkshire Hathaway, Inc. Class B (Æ)	278	23
Capital One Financial Corp.	59	3
Discover Financial Services	1,517	52
Duke Realty Corp. (ö)	374	5
Equity Residential (ö)	195	12
Everest Re Group, Ltd.	78	8
Franklin Resources, Inc.	143	16
General Growth Properties, Inc. (ö)	625	11
Health Care REIT, Inc. (ö)	171	10
JPMorgan Chase & Co.	198	7
Kimco Realty Corp. (ö)	239	5
Mastercard, Inc. Class A	237	102
Morgan Stanley	460	7
Prologis, Inc. (ö)	395	13
Prudential Financial, Inc.	11	1
Public Storage (ö)	80	12
Simon Property Group, Inc. (ö)	260	40
Taubman Centers, Inc. (ö)	325	25
Travelers Cos., Inc. (The)	754	48
US Bancorp	752	24
Ventas, Inc. (ö)	216	14
Visa, Inc. Class A	685	85
Wells Fargo & Co.	3,161	107
XL Group PLC Class A	482	10

		810

Health Care - 16.4%
Abbott Laboratories	1,151	74
Alexion Pharmaceuticals, Inc. (Æ)	1,083	107
Allergan, Inc.	681	63
Biogen Idec, Inc. (Æ)	463	67
Bristol-Myers Squibb Co.	2,244	81
Cerner Corp. (Æ)	17	1
Covidien PLC	15	1
Gilead Sciences, Inc. (Æ)	232	12
Intuitive Surgical, Inc. (Æ)	73	40
Johnson & Johnson	616	42
Merck & Co., Inc.	2,511	105
Pfizer, Inc.	3,983	92
Regeneron Pharmaceuticals, Inc. (Æ)	448	51

Russell 1000 High Momentum ETF	15

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

SXC Health Solutions Corp. (Æ)	524	52
UnitedHealth Group, Inc.	972	57

		845

Materials and Processing - 1.5%
Airgas, Inc.	44	4
Brown-Forman Corp. Class B - ADR	259	25
Fastenal Co.	380	15
LyondellBasell Industries NV Class A	299	12
Praxair, Inc.	181	20

		76

Producer Durables - 4.3%
Accenture PLC Class A	471	28
Automatic Data Processing, Inc.	651	37
Copa Holdings SA Class A	72	6
Goodrich Corp.	554	71
Kansas City Southern	303	21
Northrop Grumman Corp.	397	25
TransDigm Group, Inc. (Æ)	31	4
Trimble Navigation, Ltd. (Æ)	93	4
WW Grainger, Inc.	132	25

		221

Technology - 14.3%
Apple, Inc. (Æ)	175	102
Cisco Systems, Inc.	2,934	50
Dell, Inc. (Æ)	2,159	27
EchoStar Corp. Class A (Æ)	981	26
EMC Corp. (Æ)	845	22
Equinix, Inc. (Æ)	517	91
IAC/InterActiveCorp	344	16
Intel Corp.	3,743	100
International Business Machines Corp.	517	101
Intuit, Inc.	242	14
Microsoft Corp.	3,440	105
Motorola Solutions, Inc.	48	2
NCR Corp. (Æ)	696	16
Nuance Communications, Inc. (Æ)	43	1
QUALCOMM, Inc.	723	40
SolarWinds, Inc. (Æ)	321	14
Teradyne, Inc. (Æ)	137	2
Western Digital Corp. (Æ)	19	1
Xilinx, Inc.	239	8

		738

Utilities - 10.0%
AES Corp. (The) (Æ)	1,177	15
AT&T, Inc.	2,879	103
Consolidated Edison, Inc.	686	43
Duke Energy Corp.	3,694	85
NiSource, Inc.	1,777	44
ONEOK, Inc.	210	9
Sempra Energy	313	22

	Principal Amount ($) or Shares		Market Value $
Southern Co.	1,988		92
Verizon Communications, Inc.	2,341		103

			516

Total Common Stocks (cost $4,624)			5,145

Short-Term Investments - 0.0%
Russell U.S. Cash Management Fund	52	(¥)	—	±

Total Short-Term Investments (cost $—±)			—	±

Total Investments - 99.9% (identified cost $4,624)			5,145

Other Assets and Liabilities, Net - 0.1%			5

Net Assets - 100.0%			5,150

See accompanying notes which are an integral part of this quarterly report.

16	Russell 1000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 1000 High Momentum ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,355	$—		$—	$1,355
Consumer Staples	502	—		—	502
Energy	82	—		—	82
Financial Services	810	—		—	810
Health Care	845	—		—	845
Materials and Processing	76	—		—	76
Producer Durables	221	—		—	221
Technology	738	—		—	738
Utilities	516	—		—	516
Short-Term Investments	—	—	±	—	—	±

Total Investments	$5,145	$—	±	$—	$5,145

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell 1000 High Momentum ETF	17

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 100.3%
Consumer Discretionary - 9.3%
AFC Enterprises, Inc. (Æ)	387	9
Barnes & Noble, Inc. (Æ)	548	9
Bon-Ton Stores, Inc. (The)	2,510	20
Bridgepoint Education, Inc. (Æ)	1,021	22
Buckle, Inc. (The)	119	5
Capella Education Co. (Æ)	125	4
Caribou Coffee Co., Inc. (Æ)	41	1
Cato Corp. (The) Class A	132	4
Children’s Place Retail Stores, Inc. (The) (Æ)	644	32
Citi Trends, Inc. (Æ)	354	5
Coinstar, Inc. (Æ)	386	27
Conn’s, Inc. (Æ)	822	12
Courier Corp.	454	6
Elizabeth Arden, Inc. (Æ)	88	3
Francesca’s Holdings Corp. (Æ)	469	13
Fred’s, Inc. Class A	1,354	21
Fuel Systems Solutions, Inc. (Æ)	138	2
Gordmans Stores, Inc. (Æ)	206	3
HealthStream, Inc. (Æ)	563	15
hhgregg, Inc. (Æ)	384	4
Hot Topic, Inc.	1,408	14
HSN, Inc.	78	3
LeapFrog Enterprises, Inc. Class A (Æ)	664	7
Lincoln Educational Services Corp.	753	5
Lions Gate Entertainment Corp. (Æ)	692	10
Marchex, Inc. Class A	2,346	8
MarineMax, Inc. (Æ)	3,359	32
Matthews International Corp. Class A	439	14
Mattress Firm Holding Corp. (Æ)	402	12
Monro Muffler Brake, Inc.	234	8
New York & Co., Inc. (Æ)	625	2
Nutrisystem, Inc.	115	1
Orbitz Worldwide, Inc. (Æ)	1,877	7
QuinStreet, Inc. (Æ)	304	3
Regis Corp.	261	5
Rent-A-Center, Inc. Class A	63	2
Saks, Inc. (Æ)	1,004	11
Sinclair Broadcast Group, Inc. Class A	2,336	21
Stamps.com, Inc. (Æ)	693	17
Stein Mart, Inc. (Æ)	4,885	39
Stewart Enterprises, Inc. Class A	359	3
Teavana Holdings, Inc. (Æ)	247	3
Town Sports International Holdings, Inc. (Æ)	435	6
Universal Technical Institute, Inc.	1,303	18
Valassis Communications, Inc. (Æ)	46	1
Viad Corp.	109	2
Wolverine World Wide, Inc.	181	7

		478

Consumer Staples - 14.5%
Andersons, Inc. (The)	383	16
B&G Foods, Inc. Class A	1,022	27
Casey’s General Stores, Inc.	702	41

	Principal Amount ($) or Shares	Market Value $
Chiquita Brands International, Inc. (Æ)	122	1
Fresh Del Monte Produce, Inc.	978	23
Hain Celestial Group, Inc. (The) (Æ)	1,311	72
Harris Teeter Supermarkets, Inc.	232	10
J&J Snack Foods Corp.	378	22
Lancaster Colony Corp.	573	41
Medifast, Inc. (Æ)	367	7
Nash Finch Co.	491	11
National Beverage Corp. (Æ)	1,384	21
Peet’s Coffee & Tea, Inc. (Æ)	367	22
PetMed Express, Inc.	1,661	20
Rite Aid Corp. (Æ)	1,488	2
Sanderson Farms, Inc.	1,504	69
Schiff Nutrition International, Inc. (Æ)	949	17
Smart Balance, Inc. (Æ)	4,217	40
Snyders-Lance, Inc.	332	8
Spartan Stores, Inc.	195	4
Star Scientific, Inc. (Æ)	3,639	17
TreeHouse Foods, Inc. (Æ)	69	4
United Natural Foods, Inc. (Æ)	629	34
Universal Corp.	1,586	73
USANA Health Sciences, Inc. (Æ)	408	17
Vector Group, Ltd.	5,418	92
WD-40 Co.	638	32

		743

Energy - 0.5%
BPZ Resources, Inc. (Æ)	4,328	11
Crimson Exploration, Inc. (Æ)	1,767	8
Rex Energy Corp. (Æ)	326	4
Venoco, Inc. (Æ)	518	5

		28

Financial Services - 20.9%
Amtrust Financial Services, Inc.	961	29
Argo Group International Holdings, Ltd.	104	3
ARMOUR Residential REIT, Inc. (ö)	847	6
Ashford Hospitality Trust, Inc. (ö)	4,157	35
Beneficial Mutual Bancorp, Inc. (Æ)	868	8
BofI Holding, Inc. (Æ)	11	—	±
Capstead Mortgage Corp. (ö)	3,930	55
Cardtronics, Inc. (Æ)	2,405	73
Centerstate Banks, Inc.	2,575	18
City Holding Co.	95	3
Colony Financial, Inc. (ö)	1,581	27
Columbia Banking System, Inc.	30	1
Coresite Realty Corp. Class A (ö)	129	3
CreXus Investment Corp. (ö)	2,201	22
DCT Industrial Trust, Inc. (ö)	4,070	26
DiamondRock Hospitality Co. (ö)	1,260	13
DuPont Fabros Technology, Inc. (ö)	675	19
Dynex Capital, Inc. (ö)	3,463	36
eHealth, Inc. (Æ)	518	8
Employers Holdings, Inc.	832	15
Entertainment Properties Trust (ö)	138	6
Excel Trust, Inc. (ö)	1,653	20

18	Russell 2000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal Agricultural Mortgage Corp. Class C	56	1
FelCor Lodging Trust, Inc. (Æ)(ö)	530	3
First Community Bancshares, Inc.	601	9
First Financial Bancorp	309	5
First Financial Bankshares, Inc.	966	33
Getty Realty Corp. (ö)	286	5
Glacier Bancorp, Inc.	1,068	17
Gladstone Commercial Corp. (ö)	114	2
Glimcher Realty Trust (ö)	1,495	15
Government Properties Income Trust (ö)	990	22
Greenlight Capital Re, Ltd. Class A (Æ)	47	1
Hancock Holding Co.	830	25
Higher One Holdings, Inc. (Æ)	742	9
Hilltop Holdings, Inc. (Æ)	514	5
Inland Real Estate Corp. (ö)	259	2
Investors Bancorp, Inc. (Æ)	934	14
Meadowbrook Insurance Group, Inc.	723	6
MoneyGram International, Inc. (Æ)	141	2
Monmouth Real Estate Investment Corp. Class A (ö)	4,539	53
National Health Investors, Inc. (ö)	732	37
Nationstar Mortgage Holdings, Inc. (Æ)	3,117	67
NBT Bancorp, Inc.	122	3
Northwest Bancshares, Inc.	1,255	15
Ocwen Financial Corp. Class A (Æ)	338	6
Oritani Financial Corp.	807	12
Pacific Capital Bancorp (Æ)	195	9
Pacific Continental Corp.	153	1
Pebblebrook Hotel Trust (ö)	635	15
Pennsylvania Real Estate Investment Trust (ö)	866	13
PennyMac Mortgage Investment Trust (ö)	328	6
Potlatch Corp. (ö)	803	26
Prosperity Bancshares, Inc.	1,188	50
RAIT Financial Trust (ö)	645	3
Ramco-Gershenson Properties Trust (ö)	238	3
Resource Capital Corp. (ö)	2,434	13
RLJ Lodging Trust (ö)	597	11
Sabra Health Care REIT, Inc. (ö)	939	16
Saul Centers, Inc. (ö)	102	4
Sterling Financial Corp. (Æ)	948	18
Strategic Hotels & Resorts, Inc. (Æ)(ö)	5,814	38
Sunstone Hotel Investors, Inc. (Æ)(ö)	170	2
UMB Financial Corp.	107	6
Urstadt Biddle Properties, Inc. Class A(ö)	1,014	20
ViewPoint Financial Group, Inc.	357	6
Wilshire Bancorp, Inc. (Æ)	857	5
World Acceptance Corp. (Æ)	181	12

		1,072

Health Care - 28.0%
Accelrys, Inc. (Æ)	1,232	10
Accretive Health, Inc. (Æ)	305	3
Accuray, Inc. (Æ)	755	5
Achillion Pharmaceuticals, Inc. (Æ)	79	1
Acorda Therapeutics, Inc. (Æ)	426	10

	Principal Amount ($) or Shares	Market Value $
Aegerion Pharmaceuticals, Inc. (Æ)	85	1
Air Methods Corp. (Æ)	101	10
Akorn, Inc. (Æ)	1,592	25
Alkermes PLC (Æ)	1,695	29
Allos Therapeutics, Inc. (Æ)	1,296	2
Alnylam Pharmaceuticals, Inc. (Æ)	285	3
AMN Healthcare Services, Inc. (Æ)	1,164	7
Ampio Pharmaceuticals, Inc. (Æ)	2,887	15
Amsurg Corp. Class A (Æ)	2,529	76
AngioDynamics, Inc. (Æ)	659	8
Antares Pharma, Inc. (Æ)	5,482	20
Arena Pharmaceuticals, Inc. (Æ)	4,291	43
Arqule, Inc. (Æ)	877	5
Array BioPharma, Inc. (Æ)	3,070	11
athenahealth, Inc. (Æ)	37	3
Auxilium Pharmaceuticals, Inc. (Æ)	264	7
AVEO Pharmaceuticals, Inc. (Æ)	653	8
Bio-Reference Labs, Inc. (Æ)	3,240	85
BioScrip, Inc. (Æ)	333	3
BioTime, Inc. (Æ)	2,657	12
Cadence Pharmaceuticals, Inc. Class A (Æ)	234	1
Cambrex Corp. (Æ)	138	1
Centene Corp. (Æ)	1,197	36
Cerus Corp. (Æ)	2,550	8
Computer Programs & Systems, Inc.	261	15
Corcept Therapeutics, Inc. (Æ)	3,802	17
Corvel Corp. (Æ)	975	48
Cubist Pharmaceuticals, Inc. (Æ)	833	32
Cynosure, Inc. Class A (Æ)	187	4
Cytori Therapeutics, Inc. (Æ)	4,747	13
Depomed, Inc. (Æ)	4,432	25
Dyax Corp. (Æ)	1,099	2
Emeritus Corp. (Æ)	185	3
Ensign Group, Inc. (The)	25	1
Enzon Pharmaceuticals, Inc. (Æ)	1,184	8
Epocrates, Inc. (Æ)	238	2
Exact Sciences Corp. (Æ)	2,703	29
ExamWorks Group, Inc. (Æ)	273	4
Exelixis, Inc. (Æ)	1,833	10
Furiex Pharmaceuticals, Inc. (Æ)	355	7
Genomic Health, Inc. (Æ)	331	11
Greatbatch, Inc. (Æ)	93	2
Greenway Medical Technologies (Æ)	260	4
Hansen Medical, Inc. (Æ)	1,439	3
HeartWare International, Inc. (Æ)	128	11
Immunogen, Inc. (Æ)	322	5
Impax Laboratories, Inc. (Æ)	205	4
Infinity Pharmaceuticals, Inc. (Æ)	407	6
Integra LifeSciences Holdings Corp. (Æ)	22	1
Invacare Corp.	85	1
IPC The Hospitalist Co., Inc. (Æ)	266	12
IRIS International, Inc. (Æ)	473	5
Isis Pharmaceuticals, Inc. (Æ)	232	3
Jazz Pharmaceuticals PLC (Æ)	483	22
Landauer, Inc.	170	10
Lexicon Pharmaceuticals, Inc. (Æ)	12,029	27

Russell 2000 Low Beta ETF	19

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

LHC Group, Inc. (Æ)	331	6
Luminex Corp. (Æ)	435	11
Magellan Health Services, Inc. (Æ)	1,606	73
MannKind Corp. (Æ)	2,952	7
MAP Pharmaceuticals, Inc. (Æ)	208	3
Masimo Corp. (Æ)	1,238	28
Maxygen, Inc. (Æ)	1,015	6
Medicis Pharmaceutical Corp. Class A	1,332	46
Merge Healthcare, Inc. (Æ)	1,128	3
Merit Medical Systems, Inc. (Æ)	62	1
Merrimack Pharmaceuticals, Inc. (Æ)	271	2
Molina Healthcare, Inc. (Æ)	754	18
Momenta Pharmaceuticals, Inc. (Æ)	183	2
MWI Veterinary Supply, Inc. (Æ)	172	18
Natus Medical, Inc. (Æ)	193	2
NewLink Genetics Corp. (Æ)	139	2
NPS Pharmaceuticals, Inc. (Æ)	1,535	13
NxStage Medical, Inc. (Æ)	104	2
Omeros Corp. (Æ)	3,371	34
Oncothyreon, Inc. (Æ)	1,119	5
Owens & Minor, Inc.	1,843	56
Par Pharmaceutical Cos., Inc. (Æ)	653	24
PAREXEL International Corp. (Æ)	92	3
PDL BioPharma, Inc.	220	1
Pozen, Inc. (Æ)	653	4
Providence Service Corp. (The) (Æ)	51	1
Quality Systems, Inc.	665	18
Questcor Pharmaceuticals, Inc. (Æ)	776	41
Raptor Pharmaceutical Corp. (Æ)	202	1
Repros Therapeutics, Inc. (Æ)	878	8
Santarus, Inc. (Æ)	2,209	16
Sciclone Pharmaceuticals, Inc. (Æ)	1,709	12
Seattle Genetics, Inc. (Æ)	192	5
Spectranetics Corp. (Æ)	238	3
Staar Surgical Co. (Æ)	2,801	22
Steris Corp.	146	5
Sunesis Pharmaceuticals, Inc. (Æ)	1,528	4
SurModics, Inc. (Æ)	892	15
Symmetry Medical, Inc. (Æ)	1,202	10
Theravance, Inc. (Æ)	131	3
Trius Therapeutics, Inc. (Æ)	861	5
Unilife Corp. (Æ)	6,195	21
Vical, Inc. (Æ)	1,727	6
Volcano Corp. (Æ)	1,026	29
Wright Medical Group, Inc. (Æ)	1,037	22
XenoPort, Inc. (Æ)	234	1
ZIOPHARM Oncology, Inc. (Æ)	3,358	20

		1,433

Materials and Processing - 0.4%
Schweitzer-Mauduit International, Inc.	280	19

Producer Durables - 6.3%
Allegiant Travel Co. Class A (Æ)	1,444	101
Corporate Executive Board Co. (The)	632	26
Geo Group, Inc. (The) (Æ)	120	3
Heartland Express, Inc.	1,747	25

	Principal Amount ($) or Shares	Market Value $
HEICO Corp.	34	1
Huron Consulting Group, Inc. (Æ)	116	4
InnerWorkings, Inc. (Æ)	907	12
Inventure Foods, Inc. (Æ)	2,994	19
JetBlue Airways Corp. (Æ)	492	2
Knight Transportation, Inc.	1,056	17
Liquidity Services, Inc. (Æ)	93	5
MasTec, Inc. (Æ)	66	1
Mine Safety Appliances Co.	1,617	65
Navigant Consulting, Inc. (Æ)	585	7
Teledyne Technologies, Inc. (Æ)	163	10
US Airways Group, Inc. (Æ)	196	3
Werner Enterprises, Inc.	846	20

		321

Technology - 7.0%
AboveNet, Inc. (Æ)	308	26
Carbonite, Inc. (Æ)	729	6
comScore, Inc. (Æ)	256	4
Comtech Telecommunications Corp.	305	9
Deltek, Inc. (Æ)	1,155	13
Demand Media, Inc. (Æ)	1,216	14
Digital River, Inc. (Æ)	129	2
EarthLink, Inc.	1,686	13
EPIQ Systems, Inc.	389	5
Finisar Corp. (Æ)	405	6
JDA Software Group, Inc. (Æ)	374	11
Kenexa Corp. (Æ)	145	4
Loral Space & Communications, Inc.	232	16
Monolithic Power Systems, Inc. (Æ)	245	5
Multi-Fineline Electronix, Inc. (Æ)	203	5
Oclaro, Inc. (Æ)	312	1
OpenTable, Inc. (Æ)	101	5
Parkervision, Inc. (Æ)	10,919	26
Pegasystems, Inc.	159	5
Plantronics, Inc.	412	14
Quest Software, Inc. (Æ)	938	26
Sycamore Networks, Inc. (Æ)	406	6
Synaptics, Inc. (Æ)	469	13
Sypris Solutions, Inc. (Æ)	4,237	29
TNS, Inc. (Æ)	674	12
Ubiquiti Networks, Inc. (Æ)	52	1
Ultratech, Inc. (Æ)	17	—	±
Unwired Planet, Inc. (Æ)	2,813	6
ViaSat, Inc. (Æ)	105	4
Vocus, Inc. (Æ)	2,987	56
Websense, Inc. (Æ)	517	10
Zix Corp. (Æ)	1,878	5

		358

Utilities - 13.4%
8x8, Inc. (Æ)	2,578	11
ALLETE, Inc.	578	24
Avista Corp.	1,407	38
Black Hills Corp.	932	30
Boingo Wireless, Inc. (Æ)	809	9

20	Russell 2000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

California Water Service Group	2,022		37
Cbeyond, Inc. (Æ)	98		1
CH Energy Group, Inc.	465		31
Cleco Corp.	196		8
Cogent Communications Group, Inc. (Æ)	195		4
Consolidated Communications Holdings, Inc.	384		6
Consolidated Water Co., Ltd.	1,363		11
Fairpoint Communications, Inc. (Æ)	2,849		18
Idacorp, Inc.	907		38
IDT Corp. Class B	101		1
Iridium Communications, Inc. (Æ)	1,250		11
Lumos Networks Corp.	4,540		43
magicJack VocalTec, Ltd. (Æ)	65		1
MGE Energy, Inc.	852		40
Neutral Tandem, Inc. (Æ)	646		8
New Jersey Resources Corp.	391		17
Northwest Natural Gas Co.	300		14
NorthWestern Corp.	209		8
NTELOS Holdings Corp.	67		1
Pendrell Corp. (Æ)	2,863		3
PNM Resources, Inc.	1,160		23
Portland General Electric Co.	2,357		63
Premiere Global Services, Inc. (Æ)	1,764		15
South Jersey Industries, Inc.	648		33
UIL Holdings Corp.	520		19
UNS Energy Corp.	2,419		93
WGL Holdings, Inc.	629		25

			684

Total Common Stocks (cost $4,917)			5,136

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	4,998	(¥)	5

Total Short-Term Investments (cost $5)			5

Total Investments - 100.4% (identified cost $4,922)			5,141

Other Assets and Liabilities, Net - (0.4%)			(20)

Net Assets - 100.0%			5,121

See accompanying notes which are an integral part of this quarterly report.

Russell 2000 Low Beta ETF	21

Russell Exchange Traded Funds Trust

Russell 2000 Low Beta ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$478	$—	$—	$478
Consumer Staples	743	—	—	743
Energy	28	—	—	28
Financial Services	1,072	—	—	1,072
Health Care	1,433	—	—	1,433
Materials and Processing	19	—	—	19
Producer Durables	321	—	—	321
Technology	358	—	—	358
Utilities	684	—	—	684
Short-Term Investments	—	5	—	5

Total Investments	$5,136	$5	$—	$5,141

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

22	Russell 2000 Low Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.9%
Consumer Discretionary - 12.4%
American Greetings Corp. Class A	3,157	46
Beazer Homes USA, Inc. (Æ)	10,668	35
Cooper Tire & Rubber Co.	2,234	39
Dana Holding Corp.	6,129	79
Dollar Thrifty Automotive Group, Inc. (Æ)	330	27
MDC Holdings, Inc.	2,875	93
Meritage Homes Corp. (Æ)	892	30
Meritor, Inc. (Æ)	452	2
Perry Ellis International, Inc. (Æ)	96	2
Ruby Tuesday, Inc. (Æ)	638	4
Ryland Group, Inc. (The)	1,914	49
Standard Pacific Corp. (Æ)	3,158	20
Steven Madden, Ltd. (Æ)	687	22
Tenneco, Inc. (Æ)	1,482	40
Universal Electronics, Inc. (Æ)	26	—	±
Winnebago Industries, Inc. (Æ)	3,905	40

		528

Energy - 13.0%
Ameresco, Inc. Class A (Æ)	4,581	55
Basic Energy Services, Inc. (Æ)	1,756	18
Bonanza Creek Energy, Inc. (Æ)	706	12
Callon Petroleum Co. (Æ)	448	2
Dril-Quip, Inc. (Æ)	1,261	84
Endeavour International Corp. (Æ)	3,798	32
Energy XXI Bermuda, Ltd.	1,965	61
Exterran Holdings, Inc. (Æ)	4,822	61
Forest Oil Corp. (Æ)	190	1
Global Geophysical Services, Inc. (Æ)	2,135	13
Gulf Island Fabrication, Inc.	29	1
Helix Energy Solutions Group, Inc. (Æ)	3,441	56
Hercules Offshore, Inc. (Æ)	8,067	29
Hornbeck Offshore Services, Inc. (Æ)	1,651	64
Key Energy Services, Inc. (Æ)	2,865	22
Mitcham Industries, Inc. (Æ)	235	4
Newpark Resources, Inc. (Æ)	1,902	11
OYO Geospace Corp. (Æ)	152	14
Tesco Corp. (Æ)	187	2
Tetra Technologies, Inc. (Æ)	1,311	9

		551

Financial Services - 4.1%
Fifth Street Finance Corp.	2,200	22
Global Cash Access Holdings, Inc. (Æ)	419	3
Investment Technology Group, Inc. (Æ)	2,797	26
Knight Capital Group, Inc. Class A (Æ)	430	5
Medallion Financial Corp.	2,545	27
New Mountain Finance Corp.	2,071	29
Pacific Capital Bancorp (Æ)	209	10
PennantPark Investment Corp.	1,273	13
Solar Capital, Ltd.	1,694	38

		173

	Principal Amount ($) or Shares	Market Value $
Materials and Processing - 26.3%
Aceto Corp.	3,766	34
Acuity Brands, Inc.	1,023	52
Ampco-Pittsburgh Corp.	600	11
Apogee Enterprises, Inc.	1,684	27
Belden, Inc.	958	32
Builders FirstSource, Inc. (Æ)	2,311	11
Century Aluminum Co. (Æ)	2,637	19
Clarcor, Inc.	1,643	79
Eagle Materials, Inc.	1,361	51
Ferro Corp. (Æ)	5,614	27
Georgia Gulf Corp.	614	16
Gibraltar Industries, Inc. (Æ)	1,077	11
Globe Specialty Metals, Inc.	874	12
Griffon Corp.	1,306	11
Innospec, Inc. (Æ)	106	3
Interline Brands, Inc. (Æ)	10	—	±
Kaiser Aluminum Corp.	1,190	62
Kaydon Corp.	2,159	46
Kraton Performance Polymers, Inc. (Æ)	4,357	96
LB Foster Co. Class A	591	17
Louisiana-Pacific Corp. (Æ)	998	11
Mueller Industries, Inc.	594	25
Noranda Aluminum Holding Corp.	3,359	27
Olin Corp.	1,660	35
Olympic Steel, Inc.	637	10
OM Group, Inc. (Æ)	1,178	22
PolyOne Corp.	1,010	14
Quanex Building Products Corp.	4,654	83
RBC Bearings, Inc. (Æ)	582	28
RTI International Metals, Inc. (Æ)	434	10
Simpson Manufacturing Co., Inc.	1,192	35
Texas Industries, Inc.	796	31
U.S. Silica Holdings, Inc. (Æ)	1,247	14
Universal Forest Products, Inc.	240	9
Universal Stainless & Alloy (Æ)	791	33
USG Corp. (Æ)	4,498	86
Worthington Industries, Inc.	1,387	28

		1,118

Producer Durables - 32.7%
Actuant Corp. Class A	3,121	85
Aegion Corp. Class A (Æ)	2,315	41
Aircastle, Ltd.	7,249	87
Albany International Corp. Class A	2,307	43
AM Castle & Co. (Æ)	451	5
AO Smith Corp.	551	27
Arkansas Best Corp.	236	3
Barnes Group, Inc.	2,129	52
Briggs & Stratton Corp.	4,799	84
Bristow Group, Inc.	251	10
Chart Industries, Inc. (Æ)	522	36
Commercial Vehicle Group, Inc. (Æ)	620	5
Douglas Dynamics, Inc.	394	6
DXP Enterprises, Inc. (Æ)	193	8
EMCOR Group, Inc.	48	1
EnerSys (Æ)	1,225	43

Russell 2000 High Beta ETF	23

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

EnPro Industries, Inc. (Æ)	2,192	82
ESCO Technologies, Inc.	2,291	83
FARO Technologies, Inc. (Æ)	927	39
Franklin Electric Co., Inc.	91	5
Frontline, Ltd.	71	—	±
Genesee & Wyoming, Inc. Class A (Æ)	582	31
Global Power Equipment Group, Inc.	160	3
Great Lakes Dredge & Dock Corp.	1,238	9
Greenbrier Cos., Inc. (Æ)	3,727	66
Gulfmark Offshore, Inc. Class A (Æ)	798	27
Hurco Cos., Inc. (Æ)	260	5
Middleby Corp. (Æ)	248	25
Modine Manufacturing Co. (Æ)	1,598	11
OSI Systems, Inc. (Æ)	621	39
Robbins & Myers, Inc.	853	36
Rush Enterprises, Inc. Class A (Æ)	229	4
Saia, Inc. (Æ)	231	5
Sauer-Danfoss, Inc.	1,589	56
Standex International Corp.	216	9
Swift Transportation Co. Class A (Æ)	2,752	26
Titan International, Inc.	3,788	93
Titan Machinery, Inc. (Æ)	265	8
Tutor Perini Corp. (Æ)	2,774	35
Twin Disc, Inc.	325	6
Wabash National Corp. (Æ)	3,163	21
Watts Water Technologies, Inc. Class A	2,070	69
Woodward, Inc.	907	36
Zygo Corp. (Æ)	1,474	26

		1,391

Technology - 11.4%
Anadigics, Inc. (Æ)	7,934	14
Anixter International, Inc.	233	12
Aruba Networks, Inc. (Æ)	22	—	±
Axcelis Technologies, Inc. (Æ)	287	—	±
Cavium, Inc. (Æ)	625	18
Cirrus Logic, Inc. (Æ)	872	26
DSP Group, Inc. (Æ)	871	6
Entegris, Inc. (Æ)	5,524	47
Hittite Microwave Corp. (Æ)	1,388	71
iRobot Corp. (Æ)	2,752	61
Microsemi Corp. (Æ)	954	18
Monolithic Power Systems, Inc. (Æ)	294	6
OmniVision Technologies, Inc. (Æ)	1,380	18
Photronics, Inc. (Æ)	2,293	14
RF Micro Devices, Inc. (Æ)	2,011	9
Rudolph Technologies, Inc. (Æ)	391	3
Semtech Corp. (Æ)	3,393	83

	Principal Amount ($) or Shares		Market Value $
Silicon Image, Inc. (Æ)	1,932		8
Tessera Technologies, Inc.	2,877		44
TriQuint Semiconductor, Inc. (Æ)	3,453		19
Universal Display Corp. (Æ)	188		7

			484

Total Common Stocks (cost $4,555)			4,245

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	3,080	(¥)	3

Total Short-Term Investments (cost $3)			3

Total Investments - 100.0% (identified cost $4,558)			4,248

Other Assets and Liabilities, Net - 0.0%			1

Net Assets - 100.0%			4,249

See accompanying notes which are an integral part of this quarterly report.

24	Russell 2000 High Beta ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Beta ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$528	$—	$—	$528
Energy	551	—	—	551
Financial Services	173	—	—	173
Materials and Processing	1,118	—	—	1,118
Producer Durables	1,391	—	—	1,391
Technology	484	—	—	484
Short-Term Investments	—	3	—	3

Total Investments	$4,245	$3	$—	$4,248

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell 2000 High Beta ETF	25

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 101.7%
Consumer Discretionary - 12.3%
Belo Corp. Class A	1,493	10
CEC Entertainment, Inc.	24	1
Central European Media Enterprises, Ltd. Class A (Æ)	4,463	23
Dana Holding Corp.	1,005	13
Destination Maternity Corp.	965	21
Exide Technologies (Æ)	1,484	5
Gaylord Entertainment Co. (Æ)	2,496	96
Gerber Scientific, Inc. (Å)(Æ)	245	—	±
Jack in the Box, Inc. (Æ)	109	3
Jones Group, Inc. (The)	173	2
La-Z-Boy, Inc. Class Z (Æ)	1,869	23
Matthews International Corp. Class A	129	4
Meritor, Inc. (Æ)	18,130	95
Pep Boys-Manny Moe & Jack (The)	6,537	65
Pool Corp.	2,689	109
Shutterfly, Inc. (Æ)	207	6
Sinclair Broadcast Group, Inc. Class A	150	1
Sotheby’s Class A	3,302	109
Stoneridge, Inc. (Æ)	308	2
Warnaco Group, Inc. (The) (Æ)	85	4
Wolverine World Wide, Inc.	795	31

		623

Consumer Staples - 5.7%
Boston Beer Co., Inc. Class A (Æ)	50	6
Cal-Maine Foods, Inc.	1,371	54
Casey’s General Stores, Inc.	555	33
Hain Celestial Group, Inc. (The) (Æ)	117	6
Harris Teeter Supermarkets, Inc.	909	37
Lancaster Colony Corp.	556	40
Snyders-Lance, Inc.	109	3
Tootsie Roll Industries, Inc.	31	1
Universal Corp.	490	23
Vector Group, Ltd.	4,369	74
Weis Markets, Inc.	231	10

		287

Energy - 1.1%
Energy XXI Bermuda, Ltd.	654	20
Gulfport Energy Corp. (Æ)	175	4
PDC Energy, Inc. (Æ)	36	1
Pioneer Drilling Co. (Æ)	2,807	23
Triangle Petroleum Corp. (Æ)	1,228	7
Willbros Group, Inc. (Æ)	375	2

		57

Financial Services - 26.3%
Apollo Commercial Real Estate Finance, Inc. (ö)	310	5
ARMOUR Residential REIT, Inc. (ö)	14,757	104
Ashford Hospitality Trust, Inc. (ö)	4,872	41
BofI Holding, Inc. (Æ)	1,389	27
Capstead Mortgage Corp. (ö)	117	2

	Principal Amount ($) or Shares	Market Value $
Cash America International, Inc.	1,096	48
Cohen & Steers, Inc.	2,667	91
Colony Financial, Inc. (ö)	1,670	29
DiamondRock Hospitality Co. (ö)	1,983	20
Dynex Capital, Inc. (ö)	360	4
Euronet Worldwide, Inc. (Æ)	467	8
FelCor Lodging Trust, Inc. (Æ)(ö)	9,697	46
First Financial Bancorp	1,996	32
First Industrial Realty Trust, Inc. (Æ)(ö)	328	4
Franklin Financial Corp. (Æ)	1,019	17
Glimcher Realty Trust (ö)	1,525	16
Healthcare Realty Trust, Inc. (ö)	637	15
LaSalle Hotel Properties (ö)	943	27
Medical Properties Trust, Inc. (ö)	700	7
Navigators Group, Inc. (The) (Æ)	632	32
Pacific Capital Bancorp (Æ)	1,109	51
Parkway Properties, Inc. (ö)	4,255	49
Pebblebrook Hotel Trust (ö)	2,772	65
PennantPark Investment Corp.	1,489	15
Pennsylvania Real Estate Investment Trust (ö)	3,529	53
PennyMac Mortgage Investment Trust (ö)	2,465	49
Platinum Underwriters Holdings, Ltd.	3	—	±
Primerica, Inc.	2,004	54
Prospect Capital Corp.	1,095	12
Prosperity Bancshares, Inc.	43	2
PS Business Parks, Inc. (ö)	296	20
Resource Capital Corp. (ö)	10,114	54
Retail Opportunity Investments Corp. (ö)	3,954	48
RLI Corp.	910	62
Starwood Property Trust, Inc. (ö)	3,238	69
Strategic Hotels & Resorts, Inc. (Æ)(ö)	5,593	36
Sunstone Hotel Investors, Inc. (Æ)(ö)	8,279	90
Universal Health Realty Income Trust (ö)	35	1
Wright Express Corp. (Æ)	397	25

		1,330

Health Care - 10.1%
Abaxis, Inc. (Æ)	56	2
Allos Therapeutics, Inc. (Æ)	31,703	57
Amsurg Corp. Class A (Æ)	749	22
Analogic Corp.	60	4
Chemed Corp.	420	25
CONMED Corp.	2,782	78
eResearchTechnology, Inc. (Æ)	6,849	55
Greatbatch, Inc. (Æ)	350	8
Haemonetics Corp. (Æ)	465	34
HealthSouth Corp. (Æ)	266	6
Integra LifeSciences Holdings Corp. (Æ)	370	14
Invacare Corp.	132	2
Magellan Health Services, Inc. (Æ)	952	43
Owens & Minor, Inc.	2,334	72
STERIS Corp.	187	6
Sunrise Senior Living, Inc. (Æ)	5,271	38
West Pharmaceutical Services, Inc.	840	42

		508

26	Russell 2000 Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials and Processing - 5.8%
Acuity Brands, Inc.	1,545	79
AMCOL International Corp.	340	10
Boise, Inc.	3,637	24
Century Aluminum Co. (Æ)	1,405	10
HB Fuller Co.	117	4
Innospec, Inc. (Æ)	1,207	36
Kaydon Corp.	1,015	22
Koppers Holdings, Inc.	602	20
Kraton Performance Polymers, Inc. (Æ)	362	8
Minerals Technologies, Inc.	505	32
Olin Corp.	51	1
Sensient Technologies Corp.	84	3
U.S. Silica Holdings, Inc. (Æ)	1,449	16
Watsco, Inc.	289	21
Worthington Industries, Inc.	152	3
Zoltek Cos., Inc. (Æ)	418	4

		293

Producer Durables - 9.6%
AAR Corp.	225	3
Aircastle, Ltd.	1,600	19
Applied Industrial Technologies, Inc.	1,595	59
Atlas Air Worldwide Holdings, Inc. (Æ)	26	1
Commercial Vehicle Group, Inc. (Æ)	8,574	73
CoStar Group, Inc. (Æ)	450	37
EMCOR Group, Inc.	257	7
Esterline Technologies Corp. (Æ)	347	22
Forward Air Corp.	38	1
Genesee & Wyoming, Inc. Class A (Æ)	124	7
Greenbrier Cos., Inc. (Æ)	1,121	20
Gulfmark Offshore, Inc. Class A (Æ)	15	1
HEICO Corp.	267	11
Heidrick & Struggles International, Inc.	61	1
Kaman Corp. Class A	624	19
Knight Transportation, Inc.	40	1
MAXIMUS, Inc.	915	47
Middleby Corp. (Æ)	128	13
Moog, Inc. Class A (Æ)	20	1
Orbital Sciences Corp. (Æ)	267	3
Teledyne Technologies, Inc. (Æ)	127	8
Titan Machinery, Inc. (Æ)	1,261	38
UniFirst Corp.	276	18
United Stationers, Inc.	2,183	58
US Ecology, Inc.	180	3
Wabash National Corp. (Æ)	608	4
Werner Enterprises, Inc.	170	4
Woodward, Inc.	132	5

		484

Technology - 11.6%
AboveNet, Inc. (Æ)	1,191	100
Anixter International, Inc.	76	4
Arris Group, Inc. (Æ)	192	3

	Principal Amount ($) or Shares		Market Value $
ATMI, Inc. (Æ)	86		2
Blackbaud, Inc.	932		24
CACI International, Inc. Class A (Æ)	906		50
Cognex Corp.	136		4
Coherent, Inc. (Æ)	270		12
Hittite Microwave Corp. (Æ)	1,158		59
II-VI, Inc. (Æ)	175		3
Jive Software, Inc. (Æ)	146		3
Microsemi Corp. (Æ)	2,316		43
Netscout Systems, Inc. (Æ)	192		4
Power Integrations, Inc.	123		5
Progress Software Corp. (Æ)	2,769		58
Quest Software, Inc. (Æ)	661		18
Syntel, Inc.	1,354		82
Universal Display Corp. (Æ)	3,109		111

			585

Utilities - 19.2%
Avista Corp.	117		3
Black Hills Corp.	645		21
CH Energy Group, Inc.	1,291		85
Cleco Corp.	2,461		102
Empire District Electric Co. (The)	3,112		66
Idacorp, Inc.	2,311		97
Laclede Group, Inc. (The)	901		36
Middlesex Water Co.	307		6
New Jersey Resources Corp.	1,697		74
Northwest Natural Gas Co.	2,021		96
NorthWestern Corp.	1,256		46
PNM Resources, Inc.	76		1
Portland General Electric Co.	1,216		32
South Jersey Industries, Inc.	796		41
SureWest Communications	4,797		101
UIL Holdings Corp.	1,995		72
UNS Energy Corp.	2,285		88

			967

Total Common Stocks (cost $5,243)			5,134

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	4,944	(¥)	5

Total Short-Term Investments (cost $5)			5

Total Investments - 101.8% (identified cost $5,248)			5,139

Other Assets and Liabilities, Net - (1.8%)			(93)

Net Assets - 100.0%			5,046

See accompanying notes which are an integral part of this quarterly report.

Russell 2000 Low Volatility ETF	27

Russell Exchange Traded Funds Trust

Russell 2000 Low Volatility ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$623	$—	$—	$623
Consumer Staples	287	—	—	287
Energy	57	—	—	57
Financial Services	1,330	—	—	1,330
Health Care	508	—	—	508
Materials and Processing	293	—	—	293
Producer Durables	484	—	—	484
Technology	585	—	—	585
Utilities	967	—	—	967
Short-Term Investments	—	5	—	5

Total Investments	$5,134	$5	$—	$5,139

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

28	Russell 2000 Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 100.0%
Consumer Discretionary - 13.4%
Amerco, Inc.	30	3
Ancestry.com, Inc. (Æ)	91	3
Arctic Cat, Inc. (Æ)	182	7
Avis Budget Group, Inc. (Æ)	1,083	16
Barnes & Noble, Inc. (Æ)	1,601	26
Blyth, Inc.	298	10
Boyd Gaming Corp. (Æ)	958	7
Brunswick Corp.	280	6
Buckle, Inc. (The)	505	20
Cabela’s, Inc. (Æ)	434	16
Casual Male Retail Group, Inc. (Æ)	1,035	4
Coinstar, Inc. (Æ)	301	21
Collective Brands, Inc. (Æ)	695	15
Conn’s, Inc. (Æ)	472	7
Cooper Tire & Rubber Co.	1,321	23
Crocs, Inc. (Æ)	1,177	19
Digital Generation, Inc. (Æ)	806	10
Dorman Products, Inc. (Æ)	506	13
Drew Industries, Inc. (Æ)	515	14
Express, Inc. (Æ)	92	2
Finish Line, Inc. (The) Class A	731	15
Fuel Systems Solutions, Inc. (Æ)	513	9
Group 1 Automotive, Inc.	127	6
hhgregg, Inc. (Æ)	672	8
HSN, Inc.	80	3
Jones Group, Inc. (The)	687	7
KB Home	467	5
Lions Gate Entertainment Corp. (Æ)	1,057	16
Live Nation Entertainment, Inc. (Æ)	1,239	11
Marchex, Inc. Class A	320	1
Men’s Wearhouse, Inc. (The)	408	11
Meritage Homes Corp. (Æ)	497	17
Monro Muffler Brake, Inc.	617	21
Penske Automotive Group, Inc.	108	2
Pier 1 Imports, Inc.	1,680	28
Pinnacle Entertainment, Inc. (Æ)	1,402	13
RealD, Inc. (Æ)	722	11
Ryland Group, Inc. (The)	1,268	31
Skechers U.S.A., Inc. Class A (Æ)	1,280	26
Stamps.com, Inc. (Æ)	45	1
Standard Pacific Corp. (Æ)	476	3
Strayer Education, Inc.	20	2
Sturm Ruger & Co., Inc.	273	11
Teavana Holdings, Inc. (Æ)	38	1
TiVo, Inc. (Æ)	170	1
Tower International Inc (Æ)	818	9
Tuesday Morning Corp. (Æ)	438	2
Vera Bradley, Inc. (Æ)	74	2
Wet Seal, Inc. (The) Class A (Æ)	1,995	6
Zagg, Inc. (Æ)	1,968	21
Zipcar, Inc. (Æ)	282	3

		545

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 1.7%
Central European Distribution Corp. (Æ)	369	1
Diamond Foods, Inc.	789	14
Pilgrim’s Pride Corp. (Æ)	3,297	23
Star Scientific, Inc. (Æ)	2,531	12
Susser Holdings Corp. (Æ)	554	21

		71

Energy - 13.5%
Alon USA Energy, Inc.	917	8
Ameresco, Inc. Class A (Æ)	232	3
Amyris, Inc. (Æ)	1,850	8
Approach Resources, Inc. (Æ)	56	1
Arabian American Development Co. (Æ)	602	6
Berry Petroleum Co. Class A	257	10
Bill Barrett Corp. (Æ)	210	4
BPZ Resources, Inc. (Æ)	4,418	11
C&J Energy Services, Inc. (Æ)	34	1
Cal Dive International, Inc. (Æ)	3,310	10
Capstone Turbine Corp. (Æ)	6,318	6
Carrizo Oil & Gas, Inc. (Æ)	51	1
Clean Energy Fuels Corp. (Æ)	784	12
Comstock Resources, Inc. (Æ)	116	2
Crosstex Energy, Inc.	524	7
CVR Energy, Inc. (Æ)	1,243	33
Delek US Holdings, Inc.	1,872	33
DHT Holdings, Inc. (Æ)	39	5
Dril-Quip, Inc. (Æ)	468	31
FuelCell Energy, Inc. (Æ)	26,182	26
Goodrich Petroleum Corp. (Æ)	264	4
GT Advanced Technologies, Inc. (Æ)	3,353	18
Heckmann Corp. (Æ)	172	1
Helix Energy Solutions Group, Inc. (Æ)	96	2
Hercules Offshore, Inc. (Æ)	1,120	4
Hornbeck Offshore Services, Inc. (Æ)	762	30
Key Energy Services, Inc. (Æ)	1,716	13
KiOR, Inc. Class A (Æ)	6,072	53
Kodiak Oil & Gas Corp. (Æ)	2,523	21
Lufkin Industries, Inc.	831	44
McMoRan Exploration Co. (Æ)	1,275	16
Newpark Resources, Inc. (Æ)	1,457	9
Oasis Petroleum, Inc. (Æ)	494	12
Parker Drilling Co. (Æ)	1,474	7
Patriot Coal Corp. (Æ)	6,335	8
Penn Virginia Corp.	652	5
Rosetta Resources, Inc. (Æ)	497	18
Solazyme, Inc. (Æ)	46	1
STR Holdings, Inc. (Æ)	598	3
SunCoke Energy, Inc. (Æ)	394	6
Swift Energy Co. (Æ)	562	10
Vantage Drilling Co. (Æ)	10,856	16
W&T Offshore, Inc.	92	1
Western Refining, Inc.	1,427	32

		552

Russell 2000 High Volatility ETF	29

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Financial Services - 9.7%
Astoria Financial Corp.	4,884	48
Cathay General Bancorp	241	4
CNO Financial Group, Inc.	864	7
CVB Financial Corp.	953	11
First Commonwealth Financial Corp.	4,522	30
First Midwest Bancorp, Inc.	803	9
FNB Corp.	1,229	13
FNB United Corp. (Æ)	1,955	25
Global Cash Access Holdings, Inc. (Æ)	955	7
Higher One Holdings, Inc. (Æ)	145	2
Hudson Valley Holding Corp.	137	2
International Bancshares Corp.	443	9
Intersections, Inc.	719	11
iStar Financial, Inc. (Æ)(ö)	2,269	15
Knight Capital Group, Inc. Class A (Æ)	1,016	12
Lexington Realty Trust (ö)	1,813	15
MB Financial, Inc.	123	3
National Penn Bancshares, Inc.	1,196	11
Netspend Holdings, Inc. (Æ)	393	4
Park National Corp.	253	18
Piper Jaffray Cos. (Æ)	182	4
Radian Group, Inc.	3,051	10
Sterling Financial Corp. (Æ)	3,125	60
Strategic Hotels & Resorts, Inc. (Æ)(ö)	816	5
Susquehanna Bancshares, Inc.	1,648	17
Umpqua Holdings Corp.	487	6
United Community Banks, Inc. (Æ)	1,746	15
Zillow, Inc. Class A (Æ)	568	22

		395

Health Care - 15.9%
Achillion Pharmaceuticals, Inc. (Æ)	1,532	9
Affymax, Inc. (Æ)	5,403	70
Akorn, Inc. (Æ)	1,732	27
Alkermes PLC (Æ)	165	3
Ampio Pharmaceuticals, Inc. (Æ)	1,454	7
Arena Pharmaceuticals, Inc. (Æ)	6,075	61
Array BioPharma, Inc. (Æ)	3,284	11
AVEO Pharmaceuticals, Inc. (Æ)	1,059	13
Cadence Pharmaceuticals, Inc. Class A (Æ)	980	3
Cambrex Corp. (Æ)	1,436	14
Clovis Oncology, Inc. (Æ)	26	1
Cubist Pharmaceuticals, Inc. (Æ)	90	3
Curis, Inc. (Æ)	695	4
Cytori Therapeutics, Inc. (Æ)	208	1
Endologix, Inc. (Æ)	827	13
Exelixis, Inc. (Æ)	4,053	22
Horizon Pharma, Inc. (Æ)	5,672	40
Idenix Pharmaceuticals, Inc. (Æ)	2,567	26
InterMune, Inc. Class A (Æ)	772	9
Jazz Pharmaceuticals PLC (Æ)	58	3
Keryx Biopharmaceuticals, Inc. (Æ)	104	—	±
Lexicon Pharmaceuticals, Inc. (Æ)	14,589	33
MAKO Surgical Corp. (Æ)	310	8

	Principal Amount ($) or Shares	Market Value $
MannKind Corp. (Æ)	12,267	28
Merge Healthcare, Inc. (Æ)	1,479	4
Merrimack Pharmaceuticals, Inc. (Æ)	2,866	21
Metropolitan Health Networks, Inc. (Æ)	554	5
MModal, Inc. (Æ)	582	8
Momenta Pharmaceuticals, Inc. (Æ)	510	7
NxStage Medical, Inc. (Æ)	226	4
Oncothyreon, Inc. (Æ)	164	1
Optimer Pharmaceuticals, Inc. (Æ)	1,457	23
Osiris Therapeutics, Inc. (Æ)	1,007	11
Pacific Biosciences of California, Inc. (Æ)	941	2
Pacira Pharmaceuticals, Inc. (Æ)	366	6
Pharmacyclics, Inc. (Æ)	1,422	79
Questcor Pharmaceuticals, Inc. (Æ)	511	27
Rigel Pharmaceuticals, Inc. (Æ)	1,155	11
Sangamo Biosciences, Inc. (Æ)	501	3
Sequenom, Inc. (Æ)	1,468	6
Skilled Healthcare Group, Inc. Class A (Æ)	1,802	11
Sunesis Pharmaceuticals, Inc. (Æ)	171	—	±
Synta Pharmaceuticals Corp. (Æ)	191	1
Tornier NV (Æ)	41	1
Transcept Pharmaceuticals, Inc. (Æ)	719	4
Vanguard Health Systems, Inc. (Æ)	348	3
WellCare Health Plans, Inc. (Æ)	47	2

		649

Materials and Processing - 9.6%
AMCOL International Corp.	288	8
American Vanguard Corp.	825	22
Calgon Carbon Corp. (Æ)	1,008	14
Coeur d’Alene Mines Corp. (Æ)	1,677	29
General Moly, Inc. (Æ)	827	3
Gibraltar Industries, Inc. (Æ)	155	2
Globe Specialty Metals, Inc.	101	1
Gold Reserve, Inc. Class A (Æ)	2,661	9
Gold Resource Corp.	802	21
Golden Minerals Co. (Æ)	151	1
Golden Star Resources, Ltd. (Æ)	11,196	13
Graphic Packaging Holding Co. (Æ)	2,139	12
Griffon Corp.	384	3
Headwaters, Inc. (Æ)	1,655	9
Hecla Mining Co.	7,071	34
McEwen Mining, Inc. (Æ)	10,338	31
Midway Gold Corp. (Æ)	9,008	13
NCI Building Systems, Inc. (Æ)	584	6
Olin Corp.	99	2
Omnova Solutions, Inc. (Æ)	717	5
Paramount Gold and Silver Corp. (Æ)	550	1
Rentech, Inc. (Æ)	10,545	22
RTI International Metals, Inc. (Æ)	50	1
Schweitzer-Mauduit International, Inc.	207	14
Simpson Manufacturing Co., Inc.	1,394	41
Stillwater Mining Co. (Æ)	1,499	13
Texas Industries, Inc.	597	23
Universal Forest Products, Inc.	144	6

See accompanying notes which are an integral part of this quarterly report.

30	Russell 2000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Uranium Energy Corp. (Æ)	1,268	3
Vista Gold Corp. (Æ)	9,545	28
Zep, Inc.	223	3

		393

Producer Durables - 13.4%
A123 Systems, Inc. (Æ)	4,251	5
ACCO Brands Corp. (Æ)	738	8
Advisory Board Co. (The) (Æ)	47	2
Alaska Air Group, Inc. (Æ)	559	20
AM Castle & Co. (Æ)	930	10
American Superconductor Corp. (Æ)	3,356	16
Angie’s List, Inc. (Æ)	40	1
Brady Corp. Class A	395	11
Briggs & Stratton Corp.	571	10
Bristow Group, Inc.	147	6
CAI International, Inc. (Æ)	873	17
Chart Industries, Inc. (Æ)	61	4
CRA International, Inc. (Æ)	237	3
DXP Enterprises, Inc. (Æ)	406	17
Energy Recovery, Inc. (Æ)	1,705	4
EnergySolutions, Inc. (Æ)	5,449	9
ESCO Technologies, Inc.	461	17
Frontline, Ltd.	1,607	7
Genco Shipping & Trading, Ltd. (Æ)	2,036	6
Generac Holdings, Inc. (Æ)	291	7
Gorman-Rupp Co. (The)	28	1
Graham Corp.	412	8
Great Lakes Dredge & Dock Corp.	700	5
Herman Miller, Inc.	454	8
Hub Group, Inc. Class A (Æ)	237	9
InnerWorkings, Inc. (Æ)	1,110	15
Kimball International, Inc. Class B	1,717	13
Liquidity Services, Inc. (Æ)	194	10
MasTec, Inc. (Æ)	188	3
Measurement Specialties, Inc. (Æ)	245	8
Mistras Group, Inc. (Æ)	150	4
Modine Manufacturing Co. (Æ)	721	5
Old Dominion Freight Line, Inc. (Æ)	1,319	57
Overseas Shipholding Group, Inc.	1,104	12
PMFG, Inc. (Æ)	634	5
Power-One, Inc. (Æ)	2,133	10
Quad/Graphics, Inc.	1,287	19
Raven Industries, Inc.	14	1
Robbins & Myers, Inc.	43	2
RPX Corp. Class A (Æ)	146	2
Sauer-Danfoss, Inc.	58	2
ServiceSource International, Inc. (Æ)	140	2
Standex International Corp.	739	31
Swift Transportation Co. Class A (Æ)	1,459	14
Swisher Hygiene, Inc. (Æ)(Þ)	6,548	17
Trimas Corp. (Æ)	883	18
US Airways Group, Inc. (Æ)	5,213	69
Vicor Corp.	154	1
Wesco Aircraft Holdings, Inc. (Æ)	322	4
Woodward, Inc.	252	10

		545

	Principal Amount ($) or Shares	Market Value $
Technology - 19.7%
3D Systems Corp. (Æ)	1,271	43
Acacia Research Corp. (Æ)	49	2
ADTRAN, Inc.	75	2
Aruba Networks, Inc. (Æ)	713	11
Bankrate, Inc. (Æ)	1,518	28
BroadSoft, Inc. (Æ)	632	18
Carbonite, Inc. (Æ)	4,034	36
CIBER, Inc. (Æ)	3,318	14
Cohu, Inc.	503	5
CommVault Systems, Inc. (Æ)	139	7
Computer Task Group, Inc. (Æ)	905	14
Cymer, Inc. (Æ)	42	2
Deltek, Inc. (Æ)	1,923	22
Demand Media, Inc. (Æ)	1,772	20
Echelon Corp. (Æ)	860	3
Emulex Corp. (Æ)	3,802	27
Entropic Communications, Inc. (Æ)	1,337	8
Envestnet, Inc. (Æ)	1,172	14
Finisar Corp. (Æ)	586	9
GeoEye, Inc. (Æ)	213	3
iGATE Corp. (Æ)	409	7
Insight Enterprises, Inc. (Æ)	261	4
InterDigital, Inc.	1,022	30
Intevac, Inc. (Æ)	341	3
IntraLinks Holdings, Inc. (Æ)	262	1
InvenSense, Inc. Class A (Æ)	36	—	±
KEYW Holding Corp. (Æ)	1,040	10
KIT Digital, Inc. (Æ)	146	1
Kopin Corp. (Æ)	4,213	14
LogMeIn, Inc. (Æ)	48	1
MeetMe, Inc. (Æ)	1,620	4
Mercury Computer Systems, Inc. (Æ)	651	8
OCZ Technology Group, Inc. (Æ)	157	1
OmniVision Technologies, Inc. (Æ)	1,306	17
OpenTable, Inc. (Æ)	356	16
Parkervision, Inc. (Æ)	21,683	53
Photronics, Inc. (Æ)	912	6
Plexus Corp. (Æ)	310	9
PROS Holdings, Inc. (Æ)	560	9
QLIK Technologies, Inc. (Æ)	2,609	59
Quantum Corp. (Æ)	2,018	4
Radisys Corp. (Æ)	307	2
RealPage, Inc. (Æ)	523	12
RF Micro Devices, Inc. (Æ)	5,144	22
Rogers Corp. (Æ)	154	6
Rubicon Technology, Inc. (Æ)	1,098	11
SciQuest, Inc. (Æ)	237	4
Sonus Networks, Inc. (Æ)	3,994	9
Sourcefire, Inc. (Æ)	175	9
STEC, Inc. (Æ)	1,532	12
Synacor, Inc. (Æ)	699	10
Synchronoss Technologies, Inc. (Æ)	46	1
Take-Two Interactive Software, Inc. (Æ)	1,158	11
Tangoe, Inc. (Æ)	719	15
TeleNav, Inc. (Æ)	147	1
Travelzoo, Inc. (Æ)	387	9
TriQuint Semiconductor, Inc. (Æ)	1,502	8

Russell 2000 High Volatility ETF	31

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Ubiquiti Networks, Inc. (Æ)	1,733		25
Unwired Planet, Inc. (Æ)	2,073		5
Veeco Instruments, Inc. (Æ)	728		25
VirnetX Holding Corp. (Æ)	1,353		48
Web.com Group, Inc. (Æ)	845		15

			805

Utilities - 3.1%
8x8, Inc. (Æ)	4,376		18
Boingo Wireless, Inc. (Æ)	2,696		31
Fairpoint Communications, Inc. (Æ)	1,425		9
IDT Corp. Class B	572		6
Leap Wireless International, Inc. (Æ)	210		1
Lumos Networks Corp.	3,541		34
magicJack VocalTec, Ltd. (Æ)	955		18
Pendrell Corp. (Æ)	7,213		8

			125

Total Common Stocks (cost $4,378)			4,080

Warrants & Rights - 0.0%
Magnum Hunter Resources, Inc. (Å)(Æ) 2012 Warrants	442		—	±

Total Warrants & Rights (cost $—±)			—	±

Short-Term Investments - 0.0%
Russell U.S. Cash Management Fund	2,337	(¥)	2

Total Short-Term Investments (cost $2)			2

Total Investments - 100.0% (identified cost $4,380)			4,082

Other Assets and Liabilities, Net - (0.0%)			(—	)±

Net Assets - 100.0%			4,082

See accompanying notes which are an integral part of this quarterly report.

32	Russell 2000 High Volatility ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Volatility ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$545	$—		$—	$545
Consumer Staples	71	—		—	71
Energy	547	—		5	552
Financial Services	395	—		—	395
Health Care	649	—		—	649
Materials and Processing	393	—		—	393
Producer Durables	545	—		—	545
Technology	805	—		—	805
Utilities	125	—		—	125
Warrants & Rights	—	—	±	—	—	±
Short-Term Investments	—	2		—	2

Total Investments	$4,075	$2		$5	$4,082

For a description of the levels see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending June 30, 2012 were less than 1% of net assets.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell 2000 High Volatility ETF	33

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.9%
Consumer Discretionary - 19.3%
Amerco, Inc.	175	16
American Greetings Corp. Class A	308	5
America’s Car-Mart, Inc. (Æ)	358	14
Ameristar Casinos, Inc.	322	6
Arctic Cat, Inc. (Æ)	503	18
Asbury Automotive Group, Inc. (Æ)	691	16
Avis Budget Group, Inc. (Æ)	130	2
Benihana, Inc. Class A	51	1
BJ’s Restaurants, Inc. (Æ)	165	6
Buffalo Wild Wings, Inc. (Æ)	198	17
Callaway Golf Co.	785	5
Caribou Coffee Co., Inc. (Æ)	1,117	14
Carmike Cinemas, Inc. (Æ)	247	4
Carrols Restaurant Group, Inc. (Æ)	290	2
Central Garden and Pet Co. Class A (Æ)	599	7
Cheesecake Factory, Inc. (The) (Æ)	851	27
Churchill Downs, Inc.	14	1
Conn’s, Inc. (Æ)	643	10
Cracker Barrel Old Country Store, Inc.	99	6
Crocs, Inc. (Æ)	2,022	33
DineEquity, Inc. (Æ)	216	10
Dollar Thrifty Automotive Group, Inc. (Æ)	953	76
Domino’s Pizza, Inc.	2,922	89
Elizabeth Arden, Inc. (Æ)	825	32
EW Scripps Co. Class A (Æ)	1,963	19
Genesco, Inc. (Æ)	459	28
Grand Canyon Education, Inc. (Æ)	44	1
HealthStream, Inc. (Æ)	1,310	34
Hibbett Sports, Inc. (Æ)	947	55
Iconix Brand Group, Inc. (Æ)	237	4
Inter Parfums, Inc.	467	8
Jos A Bank Clothiers, Inc. (Æ)	138	6
Kirkland’s, Inc. (Æ)	717	8
Knology, Inc. (Æ)	39	1
Krispy Kreme Doughnuts, Inc. (Æ)	302	2
LeapFrog Enterprises, Inc. Class A (Æ)	2,528	26
Libbey, Inc. (Æ)	491	8
Lions Gate Entertainment Corp. (Æ)	1,600	24
Lithia Motors, Inc. Class A	1,056	24
Lumber Liquidators Holdings, Inc. (Æ)	39	1
Marchex, Inc. Class A	518	2
Marriott Vacations Worldwide Corp. (Æ)	34	1
Men’s Wearhouse, Inc. (The)	379	11
Monro Muffler Brake, Inc.	499	17
Movado Group, Inc.	135	3
Multimedia Games Holding Co., Inc. (Æ)	121	2
New York & Co., Inc. (Æ)	1,026	4
PF Chang’s China Bistro, Inc.	102	5
Pool Corp.	323	13
Pricesmart, Inc.	1,318	88
Rent-A-Center, Inc. Class A	421	14
Ruby Tuesday, Inc. (Æ)	1,019	7
Ruth’s Hospitality Group, Inc. (Æ)	2,127	14
Shuffle Master, Inc. (Æ)	86	1
Six Flags Entertainment Corp.	839	45

	Principal Amount ($) or Shares	Market Value $
Smith & Wesson Holding Corp. (Æ)	254	2
Sotheby’s Class A	154	5
Standard Motor Products, Inc.	533	8
Steiner Leisure, Ltd. (Æ)	171	8
Steven Madden, Ltd. (Æ)	647	21
Sturm Ruger & Co., Inc.	468	19
Town Sports International Holdings, Inc. (Æ)	380	5
Vitacost.com, Inc. (Æ)	1,096	6
VOXX International Corp. Class A (Æ)	563	5
Zagg, Inc. (Æ)	215	2

		974

Consumer Staples - 5.5%
Boston Beer Co., Inc. Class A (Æ)	118	14
Calavo Growers, Inc.	33	1
Casey’s General Stores, Inc.	547	32
Hain Celestial Group, Inc. (The) (Æ)	21	1
J&J Snack Foods Corp.	391	23
Lancaster Colony Corp.	360	26
National Beverage Corp. (Æ)	1,140	17
Omega Protein Corp. (Æ)	1,260	9
Peet’s Coffee & Tea, Inc. (Æ)	105	6
Schiff Nutrition International, Inc. (Æ)	586	11
Smart Balance, Inc. (Æ)	3,778	36
Susser Holdings Corp. (Æ)	887	33
TreeHouse Foods, Inc. (Æ)	243	15
United Natural Foods, Inc. (Æ)	411	23
Vector Group, Ltd.	1,885	32

		279

Energy - 4.7%
Approach Resources, Inc. (Æ)	882	23
Arabian American Development Co. (Æ)	112	1
Berry Petroleum Co. Class A	308	12
Capstone Turbine Corp. (Æ)	2,778	3
CVR Energy, Inc. (Æ)	1,347	36
Delek US Holdings, Inc.	373	7
Dril-Quip, Inc. (Æ)	113	7
Energy XXI Bermuda, Ltd.	85	3
Gulfport Energy Corp. (Æ)	679	14
Hornbeck Offshore Services, Inc. (Æ)	108	4
Kodiak Oil & Gas Corp. (Æ)	5,980	49
Lufkin Industries, Inc.	41	2
Mitcham Industries, Inc. (Æ)	204	3
Northern Oil and Gas, Inc. (Æ)	485	8
Oasis Petroleum, Inc. (Æ)	97	2
REX American Resources Corp. (Æ)	1,524	30
Rosetta Resources, Inc. (Æ)	497	18
Stone Energy Corp. (Æ)	100	3
Targa Resources Corp.	21	1
Western Refining, Inc.	543	12

		238

34	Russell 2000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Financial Services - 22.1%
Advent Software, Inc. (Æ)	399	11
American Capital Mortgage Investment Corp. (ö)	33	1
Ameris Bancorp (Æ)	273	3
Amtrust Financial Services, Inc.	146	4
Anworth Mortgage Asset Corp. (ö)	1,547	11
Apollo Investment Corp.	834	6
Ashford Hospitality Trust, Inc. (ö)	1,648	14
Associated Estates Realty Corp. (ö)	552	8
Bank of the Ozarks, Inc.	151	5
BGC Partners, Inc. Class A	1,313	8
BlackRock Kelso Capital Corp.	2,230	22
Bridge Capital Holdings (Æ)	45	1
Cardtronics, Inc. (Æ)	2,090	63
Citizens Republic Bancorp, Inc. (Æ)	5,831	100
Colonial Properties Trust (ö)	624	14
Coresite Realty Corp. Class A (ö)	1,263	33
DuPont Fabros Technology, Inc. (ö)	702	20
Dynex Capital, Inc. (ö)	2,016	21
Education Realty Trust, Inc. Class A (ö)	75	1
Entertainment Properties Trust (ö)	751	31
Epoch Holding Corp.	1,829	42
Evercore Partners, Inc. Class A	254	6
Ezcorp, Inc. Class A (Æ)	633	15
Financial Engines, Inc. (Æ)	115	2
First California Financial Group, Inc. (Æ)	171	1
First Cash Financial Services, Inc. (Æ)	537	22
First Industrial Realty Trust, Inc. (Æ)(ö)	295	4
First Interstate Bancsystem, Inc. Class A	1,097	16
First Merchants Corp.	770	10
First Midwest Bancorp, Inc.	451	5
Firsthand Technology Value Fund, Inc.	81	1
Getty Realty Corp. (ö)	188	4
Gladstone Commercial Corp. (ö)	475	8
Glimcher Realty Trust (ö)	3,627	37
Global Cash Access Holdings, Inc. (Æ)	6,336	46
Government Properties Income Trust (ö)	398	9
Greenlight Capital Re, Ltd. Class A (Æ)	330	8
Heartland Payment Systems, Inc.	31	1
Hersha Hospitality Trust Class A (ö)	3,258	17
HFF, Inc. Class A (Æ)	228	3
Homeowners Choice, Inc.	141	2
Hudson Valley Holding Corp.	146	3
Intersections, Inc.	487	8
iStar Financial, Inc. (Æ)(ö)	1,507	10
Kennedy-Wilson Holdings, Inc.	874	12
Kohlberg Capital Corp.	337	2
LaSalle Hotel Properties (ö)	400	12
MarketAxess Holdings, Inc.	534	14
MCG Capital Corp.	3,670	17
Meadowbrook Insurance Group, Inc.	1,093	10
Medical Properties Trust, Inc. (ö)	518	5
Mercantile Bank Corp. (Æ)	147	3
MetroCorp Bancshares, Inc. (Æ)	137	1
National Financial Partners Corp. (Æ)	361	5
National Health Investors, Inc. (ö)	426	22

	Principal Amount ($) or Shares	Market Value $
Nelnet, Inc. Class A	278	6
New Mountain Finance Corp.	957	14
NewStar Financial, Inc. (Æ)	2,538	33
NorthStar Realty Finance Corp. (ö)	2,205	12
Ocwen Financial Corp. Class A (Æ)	452	8
Omega Healthcare Investors, Inc. (ö)	445	10
OmniAmerican Bancorp, Inc. (Æ)	43	1
OneBeacon Insurance Group, Ltd. Class A	330	4
Oriental Financial Group, Inc.	944	10
PennantPark Investment Corp.	1,978	20
Peoples Bancorp, Inc.	1,296	28
Preferred Bank (Æ)	98	1
Presidential Life Corp.	336	3
Resource Capital Corp. (ö)	836	4
Retail Opportunity Investments Corp. (ö)	1,960	24
RLI Corp.	563	38
Sovran Self Storage, Inc. (ö)	105	5
Stewart Information Services Corp.	70	1
Strategic Hotels & Resorts, Inc. (Æ)(ö)	909	6
Sun Communities, Inc. (ö)	599	26
Susquehanna Bancshares, Inc.	519	5
Taylor Capital Group, Inc. (Æ)	92	2
Texas Capital Bancshares, Inc. (Æ)	23	1
TICC Capital Corp.	1,609	16
Trustmark Corp.	811	20
Two Harbors Investment Corp. (ö)	298	3
Virginia Commerce Bancorp, Inc. (Æ)	102	1
Walter Investment Management Corp.	104	2
Webster Financial Corp.	529	11
Wilshire Bancorp, Inc. (Æ)	2,613	14
Wintrust Financial Corp.	251	9
World Acceptance Corp. (Æ)	252	17
Wright Express Corp. (Æ)	48	3

		1,118

Health Care - 21.5%
Air Methods Corp. (Æ)	57	6
Akorn, Inc. (Æ)	2,427	38
Align Technology, Inc. (Æ)	84	3
Alkermes PLC (Æ)	222	4
Anika Therapeutics, Inc. (Æ)	153	2
Antares Pharma, Inc. (Æ)	8,091	29
Arena Pharmaceuticals, Inc. (Æ)	345	3
Array BioPharma, Inc. (Æ)	243	1
athenahealth, Inc. (Æ)	174	14
Cambrex Corp. (Æ)	215	2
Cantel Medical Corp.	606	17
Cardiovascular Systems, Inc. (Æ)	1,942	19
Computer Programs & Systems, Inc.	282	16
Cyberonics, Inc. (Æ)	23	1
Cynosure, Inc. Class A (Æ)	47	1
DexCom, Inc. (Æ)	183	2
Dynavax Technologies Corp. (Æ)	1,059	5
Endologix, Inc. (Æ)	2,394	37
Ensign Group, Inc. (The)	2,756	78
Exact Sciences Corp. (Æ)	1,391	15
Halozyme Therapeutics, Inc. (Æ)	116	1

Russell 2000 High Momentum ETF	35

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

HeartWare International, Inc. (Æ)	461	41
Hi-Tech Pharmacal Co., Inc. (Æ)	855	28
HMS Holdings Corp. (Æ)	923	31
Idenix Pharmaceuticals, Inc. (Æ)	415	4
Infinity Pharmaceuticals, Inc. (Æ)	5,322	72
IPC The Hospitalist Co., Inc. (Æ)	60	3
Jazz Pharmaceuticals PLC (Æ)	1,301	59
Ligand Pharmaceuticals, Inc. Class B (Æ)	509	9
MAKO Surgical Corp. (Æ)	937	24
Merit Medical Systems, Inc. (Æ)	242	3
Metropolitan Health Networks, Inc. (Æ)	3,295	32
MWI Veterinary Supply, Inc. (Æ)	33	3
NxStage Medical, Inc. (Æ)	1,228	21
Obagi Medical Products, Inc. (Æ)	581	9
Omeros Corp. (Æ)	67	1
Oncothyreon, Inc. (Æ)	1,531	7
Opko Health, Inc. (Æ)	899	4
OraSure Technologies, Inc. (Æ)	1,352	15
Pain Therapeutics, Inc. (Æ)	3,853	18
PDL BioPharma, Inc.	473	3
Pharmacyclics, Inc. (Æ)	1,754	95
PhotoMedex, Inc. (Æ)	102	1
Quality Systems, Inc.	589	16
Questcor Pharmaceuticals, Inc. (Æ)	1,474	78
Repligen Corp. (Æ)	1,302	6
RTI Biologics, Inc. (Æ)	1,162	4
Santarus, Inc. (Æ)	185	1
Sciclone Pharmaceuticals, Inc. (Æ)	3,066	21
Spectranetics Corp. (Æ)	1,672	19
Spectrum Pharmaceuticals, Inc. (Æ)	4,405	69
Synageva BioPharma Corp. (Æ)	180	7
Theravance, Inc. (Æ)	241	5
Universal American Corp. (Æ)	395	4
ViroPharma, Inc. (Æ)	1,002	24
Vivus, Inc. (Æ)	650	19
WellCare Health Plans, Inc. (Æ)	622	33
Wright Medical Group, Inc. (Æ)	41	1
ZIOPHARM Oncology, Inc. (Æ)	327	2

		1,086

Materials and Processing - 7.7%
Acuity Brands, Inc.	224	11
American Vanguard Corp.	1,614	43
Beacon Roofing Supply, Inc. (Æ)	678	17
Belden, Inc.	385	13
Boise, Inc.	2,791	18
Buckeye Technologies, Inc.	513	15
Clearwater Paper Corp. (Æ)	1,456	51
Haynes International, Inc.	96	5
Hexcel Corp. (Æ)	750	19
Innospec, Inc. (Æ)	417	12
Interface, Inc. Class A	162	2
Interline Brands, Inc. (Æ)	1,445	36
KapStone Paper and Packaging Corp. (Æ)	815	13
Kraton Performance Polymers, Inc. (Æ)	69	2
LSB Industries, Inc. (Æ)	106	3
Myers Industries, Inc.	74	1

	Principal Amount ($) or Shares	Market Value $
Nortek, Inc. (Æ)	32	2
Patrick Industries, Inc. (Æ)	572	7
PolyOne Corp.	2,560	35
Quaker Chemical Corp.	103	5
Quanex Building Products Corp.	252	5
Rentech, Inc. (Æ)	10,391	21
Schweitzer-Mauduit International, Inc.	666	45
Trex Co., Inc. (Æ)	225	7

		388

Producer Durables - 8.0%
Acorn Energy, Inc.	445	4
Actuant Corp. Class A	155	4
Advisory Board Co. (The) (Æ)	256	13
Alamo Group, Inc.	435	14
Alaska Air Group, Inc. (Æ)	762	26
Allegiant Travel Co. Class A (Æ)	12	1
Astronics Corp. (Æ)	278	8
Blount International, Inc. (Æ)	325	5
Briggs & Stratton Corp.	514	9
Bristow Group, Inc.	212	9
CAI International, Inc. (Æ)	223	4
CalAmp Corp. (Æ)	205	2
Ceradyne, Inc.	86	2
Chart Industries, Inc. (Æ)	354	24
CoStar Group, Inc. (Æ)	45	4
Cubic Corp.	314	15
Darling International, Inc. (Æ)	314	5
Douglas Dynamics, Inc.	303	4
DXP Enterprises, Inc. (Æ)	44	2
Electronics for Imaging, Inc. (Æ)	233	4
EnPro Industries, Inc. (Æ)	411	15
Flexsteel Industries, Inc.	48	1
Generac Holdings, Inc. (Æ)	59	1
Global Power Equipment Group, Inc.	183	4
Gorman-Rupp Co. (The)	207	6
Huron Consulting Group, Inc. (Æ)	156	5
Insperity, Inc.	308	8
Inventure Foods, Inc. (Æ)	147	1
Kaman Corp. Class A	415	13
Kforce, Inc. (Æ)	1,205	16
Liquidity Services, Inc. (Æ)	426	22
Littelfuse, Inc.	55	3
MasTec, Inc. (Æ)	230	3
Measurement Specialties, Inc. (Æ)	114	4
Middleby Corp. (Æ)	109	11
Miller Industries, Inc.	624	10
Mistras Group, Inc. (Æ)	434	11
Odyssey Marine Exploration, Inc. (Æ)	1,493	6
Pacer International, Inc. (Æ)	352	2
Primoris Services Corp.	307	4
Quality Distribution, Inc. (Æ)	186	2
Sauer-Danfoss, Inc.	487	17
Spirit Airlines, Inc. (Æ)	920	18
Standex International Corp.	43	2
Sun Hydraulics Corp.	84	2
Sykes Enterprises, Inc. (Æ)	181	3

36	Russell 2000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Textainer Group Holdings, Ltd.	185	7
Thermon Group Holdings, Inc. (Æ)	224	5
Titan International, Inc.	328	8
Trimas Corp. (Æ)	1,332	26
Twin Disc, Inc.	470	9
Zygo Corp. (Æ)	57	1

		405

Technology - 8.9%
3D Systems Corp. (Æ)	110	4
Acacia Research Corp. (Æ)	209	8
ACI Worldwide, Inc. (Æ)	75	3
ADTRAN, Inc.	64	2
Anixter International, Inc.	50	3
Arris Group, Inc. (Æ)	1,905	26
Bankrate, Inc. (Æ)	48	1
Cavium, Inc. (Æ)	49	1
Ceva, Inc. (Æ)	198	3
Checkpoint Systems, Inc. (Æ)	305	3
CIBER, Inc. (Æ)	925	4
Cirrus Logic, Inc. (Æ)	733	22
CommVault Systems, Inc. (Æ)	797	41
Computer Task Group, Inc. (Æ)	1,298	19
Comtech Telecommunications Corp.	104	3
Datalink Corp. (Æ)	127	1
Digital River, Inc. (Æ)	458	8
EasyLink Services International Corp. Class A (Æ)	141	1
Ebix, Inc.	614	12
Ellie Mae, Inc. (Æ)	217	4
Entegris, Inc. (Æ)	214	2
Fabrinet (Æ)	334	4
FEI Co.	70	3
Finisar Corp. (Æ)	932	14
GeoEye, Inc. (Æ)	198	3
II-VI, Inc. (Æ)	350	6
Innodata, Inc. (Æ)	126	1
Insight Enterprises, Inc. (Æ)	1,030	17
IntraLinks Holdings, Inc. (Æ)	301	1
Kenexa Corp. (Æ)	148	4
Lattice Semiconductor Corp. (Æ)	3,415	13
LeCroy Corp. (Æ)	93	1
LogMeIn, Inc. (Æ)	284	9
Manhattan Associates, Inc. (Æ)	17	1
Market Leader, Inc. (Æ)	427	2
MicroStrategy, Inc. Class A (Æ)	16	2
NETGEAR, Inc. (Æ)	55	2
Netscout Systems, Inc. (Æ)	92	2
NIC, Inc.	266	3
Opnet Technologies, Inc.	536	14
Parametric Technology Corp. (Æ)	564	12
Procera Networks, Inc. (Æ)	43	1
PROS Holdings, Inc. (Æ)	182	3
QLIK Technologies, Inc. (Æ)	172	4
Quest Software, Inc. (Æ)	815	23
RealPage, Inc. (Æ)	85	2
Richardson Electronics, Ltd.	521	6

	Principal Amount ($) or Shares		Market Value $
Semtech Corp. (Æ)	220		5
Sourcefire, Inc. (Æ)	701		37
SPS Commerce, Inc. (Æ)	47		1
Stratasys, Inc. (Æ)	19		1
Sycamore Networks, Inc. (Æ)	152		2
Synaptics, Inc. (Æ)	361		10
Synchronoss Technologies, Inc. (Æ)	278		5
Syntel, Inc.	228		14
Take-Two Interactive Software, Inc. (Æ)	187		2
Tessco Technologies, Inc.	108		2
Tyler Technologies, Inc. (Æ)	484		20
Ultimate Software Group, Inc. (Æ)	9		1
Virtusa Corp. (Æ)	270		4
Web.com Group, Inc. (Æ)	1,148		21

			449

Utilities - 2.2%
8x8, Inc. (Æ)	527		2
Atlantic Power Corp.	310		4
CH Energy Group, Inc.	13		1
Cogent Communications Group, Inc. (Æ)	420		8
El Paso Electric Co.	126		4
IDT Corp. Class B	798		8
Middlesex Water Co.	651		12
Neutral Tandem, Inc. (Æ)	220		3
NorthWestern Corp.	609		22
PNM Resources, Inc.	1,917		38
Portland General Electric Co.	147		4
UIL Holdings Corp.	118		4

			110

Total Common Stocks (cost $4,730)			5,047

Warrants & Rights - 0.0%
Warrants and Rights - 0.0%
Magnum Hunter Resources, Inc. (Å)(Æ) 2012 Warrants	430		—	±

Total Warrants & Rights (cost $—±)			—	±

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	5,698	(¥)	6

Total Short-Term Investments (cost $6)			6

Total Investments - 100.0% (identified cost $4,736)			5,053

Other Assets and Liabilities, Net - 0.0%			2

Net Assets - 100.0%			5,055

See accompanying notes which are an integral part of this quarterly report.

Russell 2000 High Momentum ETF	37

Russell Exchange Traded Funds Trust

Russell 2000 High Momentum ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$974	$—		$—	$974
Consumer Staples	279	—		—	279
Energy	238	—		—	238
Financial Services	1,118	—		—	1,118
Health Care	1,086	—		—	1,086
Materials and Processing	388	—		—	388
Producer Durables	405	—		—	405
Technology	449	—		—	449
Utilities	110	—		—	110
Warrants & Rights	—	—	±	—	—	±
Short-Term Investments	—	6		—	6

Total Investments	$5,047	$6		$—	$5,053

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

38	Russell 2000 High Momentum ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.5%
Australia - 0.4%
AGL Energy, Ltd.	542	8
Telstra Corp., Ltd.	2,814	11

		19

Austria - 0.7%
EVN AG	238	3
Oesterreichische Post AG	45	2
Raiffeisen Bank International AG (Æ)	22	1
Telekom Austria AG - ADR	2,788	27
Verbund AG Class A	96	2

		35

Belgium - 2.3%
Anheuser-Busch InBev NV	1,027	80
Delhaize Group SA	74	3
Elia System Operator SA	131	5
KBC Groep NV	697	15
UCB SA	199	10

		113

Bermuda - 2.3%
Cheung Kong Infrastructure Holdings, Ltd.	4,000	23
Dairy Farm International Holdings, Ltd.	900	10
Esprit Holdings, Ltd.	2,000	3
Genting Hong Kong, Ltd. (Æ)	43,000	14
Guoco Group, Ltd.	1,000	8
Hongkong Land Holdings, Ltd.	2,000	11
Kerry Properties, Ltd.	3,000	13
Li & Fung, Ltd.	8,000	15
VTech Holdings, Ltd.	1,400	17

		114

Canada - 12.5%
Agrium, Inc.	64	6
Aimia, Inc.	180	2
Alimentation Couche Tard, Inc. Class B	233	10
ARC Resources, Ltd.	92	2
Atco, Ltd. Class I	190	13
BCE, Inc.	1,771	72
Bell Aliant, Inc.	922	23
Bombardier, Inc. Class B	2,972	12
Brookfield Asset Management, Inc. Class A	326	11
Brookfield Office Properties, Inc.	601	11
Cameco Corp.	38	1
Canadian National Railway Co.	472	39
Canadian Pacific Railway, Ltd.	195	14
Canadian Utilities, Ltd. Class A	470	31
Celestica, Inc. (Æ)	826	6
Centerra Gold, Inc.	1,620	11
Emera, Inc.	229	8
Empire Co., Ltd. Class A	62	3
Encana Corp.	125	3
Fortis, Inc.	1,154	36
George Weston, Ltd.	81	5

	Principal Amount ($) or Shares	Market Value $
IAMGOLD Corp. (Æ)	585	7
IGM Financial, Inc.	149	6
InterOil Corp. (Æ)	62	4
Ivanhoe Mines, Ltd. (Æ)	424	4
Jean Coutu Group PJC, Inc. (The) Class A	810	12
Katanga Mining, Ltd. (Æ)	6,879	4
Loblaw Cos., Ltd.	143	5
Magna International, Inc. Class A	221	9
Manitoba Telecom Services, Inc. - ADR	767	25
Metro, Inc. Class A	398	20
Nexen, Inc.	188	3
Niko Resources, Ltd.	18	—	±
Open Text Corp. (Æ)	151	8
Osisko Mining Corp. (Æ)(Þ)	721	5
Potash Corp. of Saskatchewan, Inc.	130	6
Research In Motion, Ltd. (Æ)	674	5
Rogers Communications, Inc. Class B	683	25
Royal Bank of Canada - GDR	304	16
Saputo, Inc. - ADR	351	15
Shaw Communications, Inc. Class B	334	6
Shoppers Drug Mart Corp.	272	11
Talisman Energy, Inc.	981	11
TELUS Corp. Class A	462	27
TELUS Corp.	329	20
Tim Hortons, Inc.	104	5
Tourmaline Oil Corp. (Æ)	314	8
TransAlta Corp.	519	9
Valeant Pharmaceuticals International, Inc. (Æ)	659	30

		625

Cayman Islands - 0.5%
MGM China Holdings, Ltd.	2,400	4
Sands China, Ltd.	5,200	16
Wynn Macau, Ltd.	1,600	4

		24

Denmark - 0.1%
Novo Nordisk A/S Class B	44	6

Finland - 0.3%
Elisa OYJ Class A	119	2
Fortum OYJ	127	2
Nokia OYJ	650	1
Orion OYJ Class B	384	8

		13

France - 2.1%
Alcatel-Lucent - ADR (Æ)	1,238	2
Cie Generale d’Optique Essilor International SA	134	12
Faurecia	129	2
France Telecom SA - ADR	2,093	28
Iliad SA	12	2
Ipsen SA	139	3
Pernod-Ricard SA	110	12

Russell Developed ex-U.S. Low Beta ETF	39

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Safran SA	174	6
Sanofi - ADR	429	33
Suez Environnement Co.	313	3
Veolia Environnement SA	81	1
Vivendi SA - ADR	99	2

		106

Germany - 5.7%
Bayer AG	389	28
Beiersdorf AG (Æ)	23	1
Celesio AG	301	5
Continental AG	221	18
Daimler AG	168	8
Deutsche Telekom AG	2,646	29
E.ON AG	33	1
Fresenius Medical Care AG & Co. KGaA	388	27
Fresenius SE & Co. KGaA	138	14
Henkel AG & Co. KGaA	539	30
Linde AG	20	3
Merck KGaA	108	11
Metro AG	180	5
MTU Aero Engines Holding AG	379	28
Rhoen Klinikum AG	526	13
RWE AG	340	14
SAP AG - ADR	542	33
Sky Deutschland AG (Æ)	1,923	7
Stada Arzneimittel AG	9	—	±
United Internet AG	659	11

		286

Greece - 0.3%
Coca Cola Hellenic Bottling Co. SA - ADR (Æ)	939	17

Hong Kong - 9.2%
AIA Group, Ltd.	5,800	20
Bank of East Asia, Ltd.	2,600	9
Cathay Pacific Airways, Ltd.	3,000	5
Champion REIT (Æ)(ö)	34,000	14
Cheung Kong Holdings, Ltd.	3,000	37
CLP Holdings, Ltd.	4,500	38
Galaxy Entertainment Group, Ltd. (Æ)	3,000	7
Hang Lung Group, Ltd.	2,000	12
Hang Lung Properties, Ltd. - ADR	5,000	17
Hang Seng Bank, Ltd.	700	10
Henderson Land Development Co., Ltd.	3,000	16
HKT Trust / HKT, Ltd.	1,717	1
Hong Kong & China Gas Co., Ltd.	18,700	41
Hong Kong Aircraft Engineering Co., Ltd.	400	5
Hysan Development Co., Ltd.	5,000	19
MTR Corp., Ltd.	3,000	10
New World Development Co., Ltd.	19,000	22
PCCW, Ltd.	92,000	34
Power Assets Holdings, Ltd.	4,500	34
Sino Land Co., Ltd.	10,000	15
SJM Holdings, Ltd.	5,000	9
Sun Hung Kai Properties, Ltd.	3,000	35

	Principal Amount ($) or Shares	Market Value $
Swire Pacific, Ltd. Class A	500	6
Television Broadcasts, Ltd.	1,000	7
Wharf Holdings, Ltd.	3,000	16
Wheelock & Co., Ltd.	2,000	8
Wing Hang Bank, Ltd.	1,500	14

		461

Ireland - 0.4%
Elan Corp. PLC (Æ)	216	3
Kerry Group PLC Class A	356	16

		19

Israel - 1.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	4,063	4
Check Point Software Technologies, Ltd. (Æ)	46	2
Teva Pharmaceutical Industries, Ltd.	1,242	49

		55

Italy - 0.2%
A2A SpA	14,502	8

Japan - 27.8%
Acom Co., Ltd. (Æ)	480	9
Advantest Corp.	200	3
Aeon Co., Ltd.	1,200	15
Aeon Credit Service Co., Ltd.	1,600	30
Aisin Seiki Co., Ltd.	400	13
Ajinomoto Co., Inc.	1,000	14
Alfresa Holdings Corp.	200	11
Asahi Group Holdings, Ltd.	400	9
Astellas Pharma, Inc.	700	30
Bridgestone Corp.	400	9
Canon, Inc.	1,400	55
Chubu Electric Power Co., Inc.	900	15
Chugai Pharmaceutical Co., Ltd.	300	6
Chugoku Electric Power Co., Inc. (The)	1,200	20
Citizen Holdings Co., Ltd.	2,100	12
Credit Saison Co., Ltd.	1,200	26
Daiichi Sankyo Co., Ltd.	1,100	18
Dena Co., Ltd.	100	3
Denso Corp.	600	20
Eisai Co., Ltd.	700	31
Electric Power Development Co., Ltd.	100	3
FamilyMart Co., Ltd.	300	14
FANUC Corp.	100	16
FUJIFILM Holdings Corp.	400	8
Fujitsu, Ltd.	3,000	14
Gree, Inc. (Æ)	200	4
Hirose Electric Co., Ltd.	200	20
Hitachi High-Technologies Corp.	100	2
Hitachi, Ltd.	4,000	24
Hokkaido Electric Power Co., Inc.	800	10
Hokuriku Electric Power Co.	500	8
Honda Motor Co., Ltd.	1,200	41

40	Russell Developed ex-U.S. Low Beta ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hoya Corp.	500	11
Japan Tobacco, Inc.	1,600	47
Kansai Electric Power Co., Inc. (The)	1,100	13
Kirin Holdings Co., Ltd.	1,000	12
Kyocera Corp.	100	9
Kyowa Hakko Kirin Co., Ltd.	1,000	10
Kyushu Electric Power Co., Inc.	1,000	12
Lawson, Inc.	100	7
Mitsubishi Estate Co., Ltd.	1,000	18
Mitsubishi Motors Corp. (Æ)	2,000	2
Mitsubishi UFJ Financial Group, Inc.	6,700	32
Mizuho Financial Group, Inc.	9,700	16
Murata Manufacturing Co., Ltd.	300	16
NEC Corp.	2,000	3
Nintendo Co., Ltd.	100	12
Nippon Meat Packers, Inc.	1,000	13
Nippon Telegraph & Telephone Corp.	1,200	55
Nissan Motor Co., Ltd.	1,500	14
Nisshin Seifun Group, Inc.	500	6
Nissin Foods Holdings Co., Ltd.	200	8
NOK Corp.	100	2
Nomura Research Institute, Ltd.	200	4
NTT DoCoMo, Inc.	20	33
Olympus Corp.	100	2
Omron Corp.	200	4
Oracle Corp. Japan	400	17
Osaka Gas Co., Ltd.	4,000	17
Otsuka Holdings Co., Ltd.	200	6
Panasonic Corp.	100	1
Secom Co., Ltd.	200	9
Seiko Epson Corp.	300	3
Seven & I Holdings Co., Ltd.	1,000	30
Shikoku Electric Power Co., Inc.	600	13
Shin-Etsu Chemical Co., Ltd.	200	11
Shionogi & Co., Ltd.	1,300	18
Softbank Corp.	1,200	44
Stanley Electric Co., Ltd.	800	12
Sumco Corp. (Æ)	400	4
Sumitomo Mitsui Financial Group, Inc.	700	23
Suzuken Co., Ltd.	100	3
Suzuki Motor Corp.	400	8
Sysmex Corp.	100	4
Takeda Pharmaceutical Co., Ltd.	1,700	76
TDK Corp.	100	4
Terumo Corp.	300	12
Toho Gas Co., Ltd.	1,000	6
Tohoku Electric Power Co., Inc.	1,800	18
Tokyo Electric Power Co., Inc. (The) (Æ)	3,500	7
Tokyo Gas Co., Ltd.	5,000	26
Toshiba Corp.	4,000	15
Toyoda Gosei Co., Ltd.	200	5
Toyota Industries Corp.	100	3
Toyota Motor Corp.	2,300	91
Trend Micro, Inc.	400	12
Unicharm Corp.	100	6
Yahoo! Japan Corp.	39	13

		1,391

	Principal Amount ($) or Shares	Market Value $
Jersey - 0.3%
Polyus Gold International, Ltd. (Æ)	5,178	16

Luxembourg - 0.6%
L’Occitane International SA	2,500	7
Samsonite International SA	8,100	13
Ternium SA - ADR	460	9

		29

Netherlands - 2.9%
ASML Holding NV Class G	136	7
Heineken Holding NV	207	9
Heineken NV	411	21
Koninklijke Ahold NV	2,252	28
Koninklijke KPN NV	1,530	15
Nutreco NV	66	5
NXP Semiconductor NV (Æ)	69	2
Unilever NV	1,684	56

		143

New Zealand - 0.4%
Contact Energy, Ltd. (Æ)	1,976	8
Telecom Corp. of New Zealand, Ltd.	5,444	10

		18

Portugal - 0.1%
Banco Espirito Santo SA Class C (Æ)	4,011	3

Singapore - 2.3%
CapitaLand, Ltd.	3,000	6
CapitaMalls Asia, Ltd.	4,000	5
City Developments, Ltd.	1,000	9
Cosco Corp. Singapore, Ltd. (Æ)	4,000	3
Singapore Technologies Engineering, Ltd.	5,000	12
Singapore Telecommunications, Ltd.	23,000	60
StarHub, Ltd.	8,000	22

		117

Switzerland - 11.8%
Actelion, Ltd. (Æ)	986	41
Adecco SA (Æ)	176	8
Aryzta AG (Æ)	103	5
Cie Financiere Richemont SA	339	19
Clariant AG (Æ)	745	7
Dufry AG (Æ)	26	3
Logitech International SA (Æ)	903	10
Lonza Group AG (Æ)	377	16
Nestle SA	1,646	98
Novartis AG	1,797	101
Panalpina Welttransport Holding AG (Æ)	16	1
Roche Holding AG	557	96
Sonova Holding AG (Æ)	82	8
Straumann Holding AG	240	35
Sulzer AG	5	1
Swatch Group AG (The)	122	8
Swatch Group AG (The) Class B	28	11

Russell Developed ex-U.S. Low Beta ETF	41

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Swiss Prime Site AG Class A (Æ)	194	16
Swisscom AG	214	86
Syngenta AG	41	14
UBS AG (Æ)	300	4

		588

United Kingdom - 14.0%
African Barrick Gold, Ltd.	661	4
AstraZeneca PLC - ADR (Æ)	1,391	62
British American Tobacco PLC	1,955	99
BT Group PLC	1,022	3
Cable & Wireless Worldwide PLC	4,434	3
Carnival PLC	141	5
Cobham PLC	1,814	7
Diageo PLC	885	23
Firstgroup PLC	1,313	5
GlaxoSmithKline PLC - ADR	4,239	96
Imperial Tobacco Group PLC	1,352	52
Inmarsat PLC	414	3
Lloyds Banking Group PLC (Æ)	10,004	5
Logica PLC	1,000	2
Meggitt PLC	1,891	11
National Grid PLC	1,955	21
Pennon Group PLC	1,278	15
Provident Financial PLC	782	15
Reckitt Benckiser Group PLC	532	28
Rolls-Royce Holdings PLC (Æ)	1,868	25
Royal Bank of Scotland Group PLC (Æ)	2,801	9
SABMiller PLC - ADR	274	11
Scottish & Southern Energy PLC	695	15
Severn Trent PLC Class H	1,344	35
Shire PLC - ADR (Æ)	599	17
Smith & Nephew PLC	238	2
United Utilities Group PLC	2,590	27
Vodafone Group PLC - ADR (Æ)	35,466	101

		701

United States - 0.2%
Lululemon Athletica, Inc. Class 3	100	6
Talk America Holdings, Inc. (Æ)	1,448	4

		10

Total Common Stocks (cost $4,805)		4,917

Preferred Stocks - 0.8%
Germany - 0.8%
Bayerische Motoren Werke AG	64	3
Henkel AG & Co. KGaA	540	36

		39

Total Preferred Stocks (cost $35)		39

	Principal Amount ($) or Shares		Market Value $
Warrants & Rights - 0.0%
Canada - 0.0%
Ivanhoe Mines, Ltd. Class W (Æ) 2012 Rights	313		—	±

Total Warrants & Rights (cost $ —±)			—	±

Short-Term Investments - 0.2%
United States - 0.2%
Russell U.S. Cash Management Fund	10,936	(¥)	11

Total Short-Term Investments (cost $11)			11

Total Investments - 99.5% (identified cost $4,851)			4,967

Other Assets and Liabilities, Net - 0.5%			27

Net Assets - 100.0%			4,994

See accompanying notes which are an integral part of this quarterly report.

42	Russell Developed ex-U.S. Low Beta ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Beta ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Brown Brothers Harriman & Co.	CAD	2	USD	2	07/02/12	—	±
State Street Bank & Trust Co.	HKD	37	USD	5	07/02/12	—	±

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						—	±

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

	Market Value
Portfolio Summary	Level 1		Level 2		Level 3	Total

Common Stocks
Australia	$19		$—		$—	$19
Austria	35		—		—	35
Belgium	113		—		—	113
Bermuda	114		—		—	114
Canada	625		—		—	625
Cayman Islands	24		—		—	24
Denmark	6		—		—	6
Finland	13		—		—	13
France	106		—		—	106
Germany	286		—		—	286
Greece	17		—		—	17
Hong Kong	461		—		—	461
Ireland	19		—		—	19
Israel	55		—		—	55
Italy	8		—		—	8
Japan	1,391		—		—	1,391
Jersey	16		—		—	16
Luxembourg	29		—		—	29
Netherlands	143		—		—	143
New Zealand	18		—		—	18
Portugal	3		—		—	3
Singapore	117		—		—	117
Switzerland	588		—		—	588
United Kingdom	701		—		—	701
United States	10		—		—	10
Preferred Stocks	39		—		—	39
Warrants & Rights	—		—	±	—	—	±
Short-Term Investments	—		11		—	11

Total Investments	4,956		11		—	4,967

Other Financial Instruments
Foreign Currency Exchange Contracts	—	±	—		—	—	±

Total Other Financial Instruments*	$—	±	$—		$—	$—	±

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell Developed ex-U.S. Low Beta ETF	43

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.9%
Australia - 10.3%
AGL Energy, Ltd.	590	9
Amcor, Ltd. (Æ)	636	5
ASX, Ltd. - ADR	197	6
Australia & New Zealand Banking Group, Ltd. - ADR	1,985	45
BHP Billiton, Ltd. - ADR	320	10
Centro Retail Australia (ö)	4,560	9
CFS Retail Property Trust Group (ö)	3,581	7
Coca-Cola Amatil, Ltd.	998	14
Commonwealth Bank of Australia - ADR	1,773	97
CSL, Ltd.	579	23
Dexus Property Group (ö)	4,918	5
Echo Entertainment Group, Ltd.	951	4
Fairfax Media, Ltd.	5,608	3
GPT Group (ö)	1,467	5
Insurance Australia Group, Ltd.	462	2
Lend Lease Group	939	7
Metcash, Ltd.	1,847	6
National Australia Bank, Ltd. - ADR	1,564	38
Orica, Ltd.	127	3
Origin Energy, Ltd.	236	3
Qantas Airways, Ltd. (Æ)	3	—	±
Rio Tinto, Ltd. - ADR	93	5
TABCORP Holdings, Ltd.	2,123	6
Telstra Corp., Ltd.	7,580	29
Toll Holdings, Ltd.	334	1
Transurban Group - ADR (Æ)	946	6
Wesfarmers, Ltd.	821	25
Westfield Group (ö)	2,046	20
Westfield Retail Trust (ö)	2,429	7
Westpac Banking Corp.	2,530	55
Woolworths, Ltd.	2,071	57

		512

Belgium - 1.0%
Anheuser-Busch InBev NV	450	36
Belgacom SA	188	5
Colruyt SA	92	4
Delhaize Group SA	59	2
Groupe Bruxelles Lambert SA	21	1
Mobistar SA	63	2

		50

Canada - 14.5%
Agrium, Inc.	33	3
Astral Media, Inc. Class A (Æ)	98	5
Atco, Ltd. Class I	16	1
Bank of Montreal	684	38
Bank of Nova Scotia	994	51
BCE, Inc.	990	41
Bell Aliant, Inc.	689	17
Brookfield Asset Management, Inc. Class A	50	2
Brookfield Office Properties, Inc.	61	1
Canadian Imperial Bank of Commerce	575	40
Canadian National Railway Co.	295	25
Canadian Natural Resources, Ltd.	22	1

	Principal Amount ($) or Shares	Market Value $
Canadian Pacific Railway, Ltd.	28	2
Canadian Utilities, Ltd. Class A	132	9
Crescent Point Energy Corp.	192	7
Emera, Inc.	235	8
Empire Co., Ltd. Class A	101	5
Enbridge, Inc.	1,267	51
Enerplus Corp.	115	1
First Capital Realty, Inc. Class A	775	14
Fortis, Inc.	276	9
Genworth MI Canada, Inc.	370	7
George Weston, Ltd.	99	6
Great-West Lifeco, Inc.	324	7
Husky Energy, Inc.	93	2
Imperial Oil, Ltd.	222	9
Industrial Alliance Insurance & Financial Services, Inc. (Þ)	81	2
Intact Financial Corp. Class Common Subscription Recei	65	4
Loblaw Cos., Ltd.	352	11
Magna International, Inc. Class A	189	7
Manitoba Telecom Services, Inc. - ADR	266	9
Manulife Financial Corp.	639	7
Metro, Inc. Class A	510	26
National Bank of Canada	208	15
Potash Corp. of Saskatchewan, Inc.	116	5
Research In Motion, Ltd. (Æ)	53	—	±
RioCan Real Estate Investment Trust Class Trust Unit (ö)	52	1
Rogers Communications, Inc. Class B	405	15
Royal Bank of Canada - GDR	1,408	72
Saputo, Inc. - ADR	365	15
Shaw Communications, Inc. Class B	157	3
Shoppers Drug Mart Corp.	371	15
Sun Life Financial, Inc.	214	5
Suncor Energy, Inc.	74	2
TELUS Corp.	261	16
TELUS Corp. Class A	18	1
Toronto-Dominion Bank (The)	996	78
TransCanada Corp.	998	42
Valeant Pharmaceuticals International, Inc. (Æ)	21	1
Viterra, Inc. Class Common Subscription Recei	469	7

		721

Denmark - 0.3%
Coloplast A/S Class B	8	1
FLSmidth & Co. A/S	34	2
Novo Nordisk A/S Class B	87	13
TDC A/S	197	1

		17

Finland - 0.1%
Fortum OYJ	182	3
Orion OYJ Class B	161	3
Stora Enso OYJ Class R	117	1

		7

44	Russell Developed ex-U.S. Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

France - 4.1%
BioMerieux	34	3
Casino Guichard Perrachon SA (Æ)	60	5
Cie Generale d’Optique Essilor International SA	344	32
Danone SA	151	9
France Telecom SA - ADR	2,228	29
Iliad SA	5	1
L’Oreal SA	169	20
Pernod-Ricard SA	91	10
Sanofi - ADR	1,047	80
Societe BIC SA	30	3
Total SA	113	5
Unibail-Rodamco SE (ö)	35	6
Vivendi SA - ADR	60	1

		204

Germany - 5.4%
Adidas AG	24	2
BASF SE	196	14
Bayer AG	73	5
Beiersdorf AG (Æ)	262	17
Daimler AG	46	2
Deutsche Lufthansa AG	434	5
Deutsche Telekom AG	2,469	27
E.ON AG	24	1
Fresenius Medical Care AG & Co. KGaA	111	8
Fresenius SE & Co. KGaA	11	1
Henkel AG & Co. KGaA	198	11
Infineon Technologies AG - ADR	600	4
K+S AG	7	—	±
Linde AG	52	8
Merck KGaA	178	18
Metro AG	42	1
MTU Aero Engines Holding AG	86	6
Rhoen Klinikum AG	538	13
RWE AG	20	1
SAP AG - ADR	854	50
Siemens AG	873	74

		268

Hong Kong - 3.2%
AIA Group, Ltd.	1,800	6
Champion REIT (Æ)(ö)	49,000	20
CLP Holdings, Ltd.	4,000	34
Hang Seng Bank, Ltd.	400	5
Hong Kong & China Gas Co., Ltd.	9,900	21
Link REIT (The) (ö)	2,000	8
MTR Corp., Ltd.	5,000	17
Power Assets Holdings, Ltd.	2,500	19
Swire Pacific, Ltd.	10,000	23
Wheelock & Co., Ltd.	1,000	4

		157

Ireland - 0.1%
Kerry Group PLC Class A	108	5

	Principal Amount ($) or Shares	Market Value $
Isle of Man - 0.0%
Genting Singapore PLC	2,000	2

Israel - 1.2%
Check Point Software Technologies, Ltd. (Æ)	92	5
Teva Pharmaceutical Industries, Ltd.	1,381	53

		58

Italy - 0.3%
Autogrill SpA	389	4
Edison SpA -ADR (Æ)	4,311	4
Snam Rete Gas SpA	1,039	5
Terna Rete Elettrica Nazionale SpA	750	3

		16

Japan - 14.4%
Aeon Co., Ltd.	1,900	24
Ajinomoto Co., Inc.	1,000	14
Asahi Group Holdings, Ltd.	600	13
Asahi Kasei Corp.	1,000	5
Astellas Pharma, Inc.	800	35
Canon, Inc.	100	4
Chugai Pharmaceutical Co., Ltd.	600	11
Coca-Cola West Co., Ltd.	200	3
Daiichi Sankyo Co., Ltd.	200	3
Dentsu, Inc.	100	3
East Japan Railway Co.	200	13
Eisai Co., Ltd.	800	35
FamilyMart Co., Ltd.	300	14
Hisamitsu Pharmaceutical Co., Inc.	100	5
Isuzu Motors, Ltd.	1,000	5
Kao Corp.	1,400	39
Kirin Holdings Co., Ltd.	1,000	12
Lawson, Inc.	200	14
McDonald’s Holdings Co. Japan, Ltd.	1,100	31
Medipal Holdings Corp.	100	1
MEIJI Holdings Co., Ltd.	100	5
Nagoya Railroad Co., Ltd.	2,000	5
Namco Bandai Holdings, Inc.	100	1
Nippon Telegraph & Telephone Corp.	600	28
Nisshin Seifun Group, Inc.	1,000	12
Nissin Foods Holdings Co., Ltd.	600	23
Nitori Holdings Co., Ltd.	50	5
NTT DoCoMo, Inc.	35	59
Odakyu Electric Railway Co., Ltd.	1,000	10
Oriental Land Co., Ltd.	100	11
Osaka Gas Co., Ltd.	4,000	17
Otsuka Holdings Co., Ltd.	600	18
Secom Co., Ltd.	300	14
Seven & I Holdings Co., Ltd.	900	27
Shin-Etsu Chemical Co., Ltd.	100	5
Shiseido Co., Ltd.	1,100	17
Sumitomo Mitsui Financial Group, Inc.	100	3
Suzuken Co., Ltd.	200	7
Takeda Pharmaceutical Co., Ltd.	1,300	60
Terumo Corp.	100	4
Tobu Railway Co., Ltd.	3,000	16

Russell Developed ex-U.S. Low Volatility ETF	45

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Toho Co., Ltd.	600	10
Tokyo Electric Power Co., Inc. (The) (Æ)	1,100	2
Tokyo Gas Co., Ltd.	4,000	20
TonenGeneral Sekiyu KK	1,000	9
Tsumura & Co.	500	13
Unicharm Corp.	200	11
USS Co., Ltd.	70	8
West Japan Railway Co.	200	8
Yamato Holdings Co., Ltd.	100	2

		714

Jersey - 0.5%
Experian PLC	1,153	16
United Business Media, Ltd.	329	3
WPP PLC	252	3

		22

Luxembourg - 0.0%
Oriflame Cosmetics SA	43	1

Netherlands - 3.1%
Akzo Nobel NV	129	6
Heineken Holding NV	155	7
Heineken NV	287	15
Koninklijke Ahold NV	1,637	20
Koninklijke DSM NV (Æ)	63	3
Koninklijke KPN NV	1,014	10
Nutreco NV	12	1
Reed Elsevier NV (Æ)	334	4
Unilever NV	2,429	81
Wolters Kluwer NV	447	7

		154

New Zealand - 0.0%
Fletcher Building, Ltd.	344	2

Norway - 0.1%
Marine Harvest ASA (Æ)	1,449	1
Orkla ASA	315	2
Statoil ASA Class N	130	3

		6

Singapore - 2.2%
Ascendas Real Estate Investment Trust (ö)	9,000	15
DBS Group Holdings, Ltd.	1,000	11
Keppel Land, Ltd.	2,000	5
Oversea-Chinese Banking Corp., Ltd.	1,000	7
Singapore Press Holdings, Ltd.	9,000	27
Singapore Technologies Engineering, Ltd.	1,000	2
Singapore Telecommunications, Ltd.	4,000	11
SMRT Corp., Ltd.	11,000	15
United Overseas Bank, Ltd.	1,000	15

		108

Spain - 0.6%
Bankia SA (Æ)	143	—	±
Ebro Foods SA	49	1
Enagas SA	50	1
Iberdrola SA	998	5

	Principal Amount ($) or Shares	Market Value $
Red Electrica Corp. SA	41	2
Telefonica SA - ADR	1,650	21

		30

Sweden - 0.3%
Getinge AB Class B	16	—	±
Holmen AB Class B	137	4
Securitas AB Class B	250	2
Svenska Cellulosa AB Class A	30	—	±
Svenska Cellulosa AB Class B	29	—	±
Swedish Match AB	65	3
TeliaSonera AB	658	5

		14

Switzerland - 10.5%
ABB, Ltd. (Æ)	167	3
Actelion, Ltd. (Æ)	189	8
Adecco SA (Æ)	9	—	±
Aryzta AG (Æ)	58	3
Bank Sarasin & Cie AG (Æ)	405	11
Cie Financiere Richemont SA	89	5
Clariant AG (Æ)	85	1
Geberit AG (Æ)	62	12
Givaudan SA (Æ)	5	5
Kuehne + Nagel International AG	11	1
Lonza Group AG (Æ)	64	3
Nestle SA	1,634	98
Novartis AG	1,784	100
Partners Group Holding AG	5	1
PSP Swiss Property AG (Æ)	39	3
Roche Holding AG	581	101
Sonova Holding AG (Æ)	102	10
Straumann Holding AG	7	1
Swiss Life Holding AG (Æ)	163	15
Swiss Prime Site AG Class A (Æ)	228	19
Swisscom AG	134	54
Syngenta AG	68	23
Transocean, Ltd.	11	—	±
Zurich Insurance Group AG (Æ)	187	42

		519

United Kingdom - 26.7%
AMEC PLC - GDR	315	5
Associated British Foods PLC	1,509	30
AstraZeneca PLC - ADR (Æ)	1,999	89
BAE Systems PLC	562	3
BG Group PLC	528	11
BP PLC	4,831	32
British American Tobacco PLC	1,920	99
British Land Co. PLC (ö)	119	1
British Sky Broadcasting Group PLC	1,783	19
BT Group PLC	1,765	6
Bunzl PLC	314	5
Capita PLC	412	4
Capital Shopping Centres Group PLC Class H (ö)	157	1
Centrica PLC	4,077	20
Cobham PLC	762	3

46	Russell Developed ex-U.S. Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Compass Group PLC	2,252	24
Diageo PLC	2,536	65
G4S PLC	2,176	10
GlaxoSmithKline PLC - ADR	4,244	96
HSBC Holdings PLC	8,748	77
Imperial Tobacco Group PLC	1,009	39
Inchcape PLC	67	—	±
Inmarsat PLC	309	2
InterContinental Hotels Group PLC	250	6
J Sainsbury PLC	2,790	13
Marks & Spencer Group PLC	183	1
National Grid PLC	4,046	43
Next PLC	91	5
Pearson PLC	1,722	34
Reckitt Benckiser Group PLC	780	41
Reed Elsevier PLC	1,401	11
Rexam PLC	535	4
Royal Dutch Shell PLC Class A	2,882	97
Royal Dutch Shell PLC Class B	2,542	89
RSA Insurance Group PLC	507	1
SABMiller PLC - ADR	385	15
Scottish & Southern Energy PLC	1,742	38
Serco Group PLC	591	5
Severn Trent PLC Class H	599	16
Shire PLC - ADR (Æ)	480	14
Smith & Nephew PLC	782	8
Smiths Group PLC	278	4
Tate & Lyle PLC	523	5
Tesco PLC	5,190	25
Unilever PLC	1,642	55
United Utilities Group PLC	1,810	19
Vodafone Group PLC - ADR (Æ)	35,206	100
Whitbread PLC	353	11
William Hill PLC	159	1
WM Morrison Supermarkets PLC	4,900	20

		1,322

United States - 0.0%
AdStar, Inc. (Æ)	50	1

Total Common Stocks (cost $4,795)		4,910

Preferred Stocks - 0.4%
Germany - 0.4%
Henkel AG & Co. KGaA	251	17
Porsche Automobil Holding SE (Æ)	30	1
RWE AG	22	1

		19

Total Preferred Stocks (cost $17)		19

Warrants & Rights - 0.0%
Australia - 0.0%
AGL Energy, Ltd. (Æ)
2012 Rights	1	—	±

	Principal Amount ($) or Shares		Market Value $
Echo Entertainment Group Ltd (Æ)
2012 Rights	190		—	±

Total Warrants & Rights (cost $—±)			—	±

Short-Term Investments - 0.1%
United States - 0.1%
Russell U.S. Cash Management Fund	7,191	(¥)	7

Total Short-Term Investments (cost $7)			7

Total Investments - 99.4% (identified cost $4,819)			4,936

Other Assets and Liabilities, Net - 0.6%			29

Net Assets - 100.0%			4,965

See accompanying notes which are an integral part of this quarterly report.

Russell Developed ex-U.S. Low Volatility ETF	47

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. Low Volatility ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Brown Brothers Harriman & Co.	HKD	12	USD	2	07/05/12	—	±
Citibank	CAD	2	USD	2	07/02/12	—	±

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						—	±

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

	Market Value
Portfolio Summary	Level 1		Level 2		Level 3	Total

Common Stocks
Australia	$512		$—		$—	$512
Belgium	50		—		—	50
Canada	721		—		—	721
Denmark	17		—		—	17
Finland	7		—		—	7
France	204		—		—	204
Germany	268		—		—	268
Hong Kong	157		—		—	157
Ireland	5		—		—	5
Isle of Man	2		—		—	2
Israel	58		—		—	58
Italy	16		—		—	16
Japan	714		—		—	714
Jersey	22		—		—	22
Luxembourg	1		—		—	1
Netherlands	154		—		—	154
New Zealand	2		—		—	2
Norway	6		—		—	6
Singapore	108		—		—	108
Spain	30		—		—	30
Sweden	14		—		—	14
Switzerland	519		—		—	519
United Kingdom	1,322		—		—	1,322
United States	1		—		—	1
Preferred Stocks	19		—		—	19
Warrants & Rights	—		—	±	—	—	±
Short-Term Investments	—		7		—	7

Total Investments	4,929		7		—	4,936

Other Financial Instruments
Foreign Currency Exchange Contracts	—	±	—		—	—	±

Total Other Financial Instruments*	$—		$—		$—	$—

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

48	Russell Developed ex-U.S. Low Volatility ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 98.4%
Australia - 5.7%
AGL Energy, Ltd.	587	9
Australia & New Zealand Banking Group, Ltd. - ADR	1,119	25
Campbell Brothers, Ltd.	244	14
CFS Retail Property Trust Group (ö)	2,320	5
Coca-Cola Amatil, Ltd.	930	13
Commonwealth Bank of Australia - ADR	726	40
GPT Group (ö)	5,441	18
Iluka Resources, Ltd.	634	7
Mirvac Group Class REIT (ö)	874	1
National Australia Bank, Ltd. - ADR	88	2
New Hope Corp., Ltd.	1,018	4
QR National, Ltd.	3,426	12
Tatts Group, Ltd.	3,588	10
Telstra Corp., Ltd.	14,009	52
Treasury Wine Estates, Ltd.	2,397	11
Washington H Soul Pattinson & Co., Ltd.	326	5
Wesfarmers, Ltd.	857	26
Westfield Group (ö)	261	3
Westpac Banking Corp.	153	3
Woolworths, Ltd.	692	19

		279

Belgium - 1.3%
Anheuser-Busch InBev NV	702	55
Colruyt SA	58	3
Delhaize Group SA	39	1
D’ieteren SA	65	3
KBC Groep NV	23	—	±

		62

Bermuda - 1.3%
Dairy Farm International Holdings, Ltd.	900	10
First Pacific Co., Ltd.	18,000	19
Jardine Matheson Holdings, Ltd.	400	19
Jardine Strategic Holdings, Ltd.	500	15

		63

Canada - 10.9%
Atco, Ltd. Class I	10	1
Bank of Montreal	390	22
Bank of Nova Scotia	621	32
BCE, Inc.	1,960	80
Bell Aliant, Inc.	824	21
Boardwalk Real Estate Investment Trust Class Trust Unit (ö)	673	38
Canadian Imperial Bank of Commerce	37	3
Canadian National Railway Co.	149	13
Canadian Utilities, Ltd. Class A	127	8
CGI Group, Inc. Class A (Æ)	548	13
Dollarama, Inc.	227	14
Empire Co., Ltd. Class A	207	11
Genworth MI Canada, Inc.	141	3
H&R Real Estate Investment Trust (ö)	1,084	26

	Principal Amount ($) or Shares	Market Value $
Jean Coutu Group PJC, Inc. (The) Class A	5,331	78
Keyera Corp.	32	1
Manitoba Telecom Services, Inc. - ADR	236	8
National Bank of Canada	330	24
New Gold, Inc. (Æ)	132	1
Power Corp. of Canada	81	2
Royal Bank of Canada - GDR	852	43
TELUS Corp.	806	48
Tim Hortons, Inc.	36	2
Toronto-Dominion Bank (The)	344	27
TransCanada Corp.	99	4
Trilogy Energy Corp.	246	6
Valeant Pharmaceuticals International, Inc. (Æ)	78	3

		532

Cayman Islands - 0.3%
Sands China, Ltd.	4,400	14

Denmark - 2.6%
Carlsberg A/S Class B	93	7
Coloplast A/S Class B	117	21
Novo Nordisk A/S Class B	663	97
Novozymes A/S Class B	53	1

		126

Finland - 0.3%
Fortum OYJ	8	—	±
Kone OYJ Class B	26	2
Nokian Renkaat OYJ	89	3
Sampo OYJ Class A	365	10

		15

France - 7.1%
Air Liquide SA Class A	116	13
Arkema SA	61	4
Christian Dior SA	46	6
Cie Generale d’Optique Essilor International SA	81	8
Danone SA	357	22
France Telecom SA - ADR	1,710	23
GDF Suez	135	3
Hermes International	218	67
L’Oreal SA	71	8
LVMH Moet Hennessy Louis Vuitton SA - ADR	129	20
Pernod-Ricard SA	139	15
Remy Cointreau SA	79	9
Sanofi - ADR	676	51
SCOR SE - ADR	118	3
Sodexo	81	6
Total SA	859	39
Unibail-Rodamco SE (ö)	19	3
Vivendi SA - ADR	144	3
Zodiac Aerospace	424	43

		346

Russell Developed ex-U.S. High Momentum ETF	49

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Germany - 5.1%
BASF SE	499	35
Bayer AG	203	15
Bayerische Motoren Werke AG	504	35
Continental AG	12	1
Deutsche Telekom AG	239	3
E.ON AG	266	6
Fresenius Medical Care AG & Co. KGaA	212	15
Fresenius SE & Co. KGaA	88	9
Henkel AG & Co. KGaA	317	18
Infineon Technologies AG - ADR	839	6
Merck KGaA	280	28
MTU Aero Engines Holding AG	74	5
Muenchener Rueckversicherungs AG	66	9
SAP AG - ADR	298	18
Siemens AG	348	29
Volkswagen AG	112	17

		249

Guernsey - 0.1%
Resolution, Ltd.	2,299	7

Hong Kong - 1.2%
Galaxy Entertainment Group, Ltd. (Æ)	6,000	15
Hang Lung Group, Ltd.	1,000	6
Hang Lung Properties, Ltd. - ADR	1,000	3
Link REIT (The) (ö)	3,000	12
SJM Holdings, Ltd.	6,000	11
Sun Hung Kai Properties, Ltd.	1,000	12

		59

Ireland - 1.8%
CRH PLC	491	9
Elan Corp. PLC(AE)	3,270	48
Seagate Technology PLC	1,171	29

		86

Israel - 0.7%
Check Point Software Technologies, Ltd. (Æ)	322	16
Mellanox Technologies, Ltd. (Æ)	281	19

		35

Italy - 1.3%
Banca Monte dei Paschi di Siena SpA (Æ)	631	—	±
ENI SpA - ADR	1,105	23
Lottomatica Group SpA	110	2
Pirelli & C. SpA - ADR	1,000	11
Prada SpA	1,600	11
Salvatore Ferragamo Italia SpA	777	16

		63

Japan - 16.2%
Acom Co., Ltd. (Æ)	1,790	35
Aozora Bank, Ltd.	4,000	9

	Principal Amount ($) or Shares	Market Value $
Bridgestone Corp.	300	7
Coca-Cola West Co., Ltd.	100	2
Dainippon Sumitomo Pharma Co., Ltd.	1,300	13
East Japan Railway Co.	100	6
Eisai Co., Ltd.	500	22
Fast Retailing Co., Ltd.	200	40
Fukuoka Financial Group, Inc.	1,000	4
Gree, Inc.	200	4
Hino Motors, Ltd.	5,000	36
Hisamitsu Pharmaceutical Co., Inc.	300	15
Hitachi, Ltd.	3,000	18
Isuzu Motors, Ltd.	10,000	53
Itochu Techno-Solutions Corp.	200	10
J Front Retailing Co., Ltd.	1,000	5
Japan Tobacco, Inc.	1,200	36
JX Holdings, Inc.	500	3
Keisei Electric Railway Co., Ltd.	1,000	8
Kintetsu Corp.	1,000	4
Konami Corp.	900	20
Lawson, Inc.	400	28
Medipal Holdings Corp.	3,900	54
Mitsubishi UFJ Financial Group, Inc.	3,700	18
Mitsubishi UFJ Lease & Finance Co., Ltd.	60	2
Namco Bandai Holdings, Inc.	700	10
Nikon Corp.	800	24
Nippon Paper Group, Inc.	100	2
Nippon Telegraph & Telephone Corp.	300	14
Nissan Motor Co., Ltd.	300	3
Nitori Holdings Co., Ltd.	50	5
NOK Corp.	300	6
NTT DoCoMo, Inc.	8	13
Ono Pharmaceutical Co., Ltd.	1,000	62
Otsuka Holdings Co., Ltd.	1,000	31
Rakuten, Inc.	2,100	22
Santen Pharmaceutical Co., Ltd.	400	16
Secom Co., Ltd.	100	5
Sega Sammy Holdings, Inc.	200	4
Seven & I Holdings Co., Ltd.	300	9
Taisho Pharmaceutical Holdings Co., Ltd.	100	8
Takeda Pharmaceutical Co., Ltd.	500	23
Tobu Railway Co., Ltd.	5,000	26
Tokyo Gas Co., Ltd.	2,000	10
Toray Industries, Inc.	1,000	7
Unicharm Corp.	600	34
Yamato Holdings Co., Ltd.	200	3

		789

Jersey - 0.6%
Experian PLC	1,001	14
Petrofac, Ltd.	215	5
Randgold Resources, Ltd.	49	4
Wolseley PLC	166	6

		29

Netherlands - 2.9%
ASML Holding NV Class G	1,025	53
European Aeronautic Defence and Space Co. NV	92	3

50	Russell Developed ex-U.S. High Momentum ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Gemalto NV	341	24
Koninklijke Ahold NV	831	10
Koninklijke Boskalis Westminster NV	95	3
Koninklijke DSM NV (Æ)	65	3
Nutreco NV	29	2
NXP Semiconductor NV (Æ)	112	3
Unilever NV	1,139	38

		139

New Zealand - 0.8%
Telecom Corp. of New Zealand, Ltd.	19,280	37

Norway - 0.2%
Statoil ASA Class N	422	10

Singapore - 0.1%
Keppel Land, Ltd.	2,000	5

Spain - 1.1%
Acciona SA	50	3
Endesa SA - ADR	141	2
Gas Natural SDG SA	1,552	21
Iberdrola SA	884	4
Inditex SA	156	16
Mapfre SA	2,150	4
Repsol YPF SA - ADR	134	2
Telefonica SA - ADR	238	3

		55

Sweden - 1.3%
Assa Abloy AB Class B	108	3
Atlas Copco AB Class A	290	6
Elekta AB Class B	5	—	±
Hennes & Mauritz AB Class B	733	27
Lundin Petroleum AB (Æ)	772	15
Meda AB Class A	412	4
Svenska Handelsbanken AB Class A	30	1
Swedish Match AB	160	6
TeliaSonera AB	341	2

		64

Switzerland - 6.7%
ABB, Ltd. (Æ)	503	8
Cie Financiere Richemont SA	181	10
Nestle SA	1,607	97
Novartis AG	1,216	68
Roche Holding AG	544	94
Swiss Re AG (Æ)	563	35
Syngenta AG	10	3
Zurich Insurance Group AG (Æ)	45	10

		325

United Kingdom - 28.3%
Aggreko PLC	1,381	45
AMEC PLC - GDR	291	5
Amlin PLC	2,066	11
Anglo American PLC	499	16
Associated British Foods PLC	535	11
AstraZeneca PLC - ADR (Æ)	505	23
Aviva PLC	600	3

	Principal Amount ($) or Shares	Market Value $
BAE Systems PLC	661	3
BG Group PLC	2,485	51
BHP Billiton PLC	541	15
BP PLC	6,532	43
British American Tobacco PLC	1,909	98
British Land Co. PLC (ö)	1,539	12
Burberry Group PLC	1,212	25
Carnival PLC	17	1
Compass Group PLC	3,127	33
Diageo PLC	1,269	33
Drax Group PLC	2,056	18
easyJet PLC	1,548	13
GlaxoSmithKline PLC - ADR	4,175	95
Hammerson PLC (ö)	342	2
HSBC Holdings PLC	5,381	47
IMI PLC - ADR	854	11
Imperial Tobacco Group PLC	1,024	39
Inchcape PLC	1,049	5
Investec PLC	434	3
J Sainsbury PLC	1,376	7
Johnson Matthey PLC Class H	38	1
Kingfisher PLC	4,418	20
Land Securities Group PLC (ö)	715	8
Meggitt PLC	954	6
Mondi PLC	3,106	27
National Grid PLC	1,464	16
Next PLC	284	14
Old Mutual PLC	18,249	43
Ophir Energy PLC Class W (Æ)	2,300	21
Pearson PLC	932	19
Provident Financial PLC	14	—	±
Prudential PLC	541	6
Reed Elsevier PLC	1,602	13
Rexam PLC	792	5
Rolls-Royce Holdings PLC (Æ)	1,371	18
Royal Bank of Scotland Group PLC (Æ)	937	3
Royal Dutch Shell PLC Class A	2,771	94
Royal Dutch Shell PLC Class B	2,517	88
RSA Insurance Group PLC	5,544	9
SABMiller PLC - ADR	1,172	47
Sage Group PLC (The)	498	2
Scottish & Southern Energy PLC	1,098	24
Shire PLC - ADR (Æ)	1,103	32
Smith & Nephew PLC	1,048	10
Standard Chartered PLC	1,023	22
Standard Life PLC	942	3
Tate & Lyle PLC	276	3
Tesco PLC	905	4
Travis Perkins PLC	841	13
TUI Travel PLC	348	1
Tullow Oil PLC	400	9
Unilever PLC	1,079	36
Vodafone Group PLC - ADR (Æ)	34,704	99

		1,384

Russell Developed ex-U.S. High Momentum ETF	51

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

United States - 0.5%
Lululemon Athletica, Inc. Class 3	402		24

Total Common Stocks (cost $4,670)			4,797

Preferred Stocks - 1.1%
Germany - 1.1%
Henkel AG & Co. KGaA	349		23
Porsche Automobil Holding SE	82		4
Volkswagen AG	182		29

			56

Total Preferred Stocks (cost $58)			56

Warrants & Rights - 0.0%
Australia - 0.0%
AGL Energy, Ltd. (Æ) 2012 Rights	1		—	±

Spain - 0.0%
Repsol YPF SA (Æ) 2012 Rights	134		—	±

Total Warrants & Rights (cost $ —±)			—	±

Short-Term Investments - 0.1%
United States - 0.1%
Russell U.S. Cash Management Fund	6,151	(¥)	6

Total Short-Term Investments (cost $6)			6

Total Investments - 99.6% (identified cost $4,734)			4,859

Other Assets and Liabilities, Net - 0.4%			18

Net Assets - 100.0%			4,877

See accompanying notes which are an integral part of this quarterly report.

52	Russell Developed ex-U.S. High Momentum ETF

Russell Exchange Traded Funds Trust

Russell Developed ex-U.S. High Momentum ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Brown Brothers Harriman & Co.	HKD	12	USD	2	07/03/12	—	±

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						—	±

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

	Market Value
Portfolio Summary	Level 1		Level 2		Level 3	Total

Common Stocks
Australia	$279		$—		$—	$279
Belgium	62		—		—	62
Bermuda	63		—		—	63
Canada	532		—		—	532
Cayman Islands	14		—		—	14
Denmark	126		—		—	126
Finland	15		—		—	15
France	346		—		—	346
Germany	249		—		—	249
Guernsey	7		—		—	7
Hong Kong	59		—		—	59
Ireland	86		—		—	86
Israel	35		—		—	35
Italy	63		—		—	63
Japan	789		—		—	789
Jersey	29		—		—	29
Netherlands	139		—		—	139
New Zealand	37		—		—	37
Norway	10		—		—	10
Singapore	5		—		—	5
Spain	55		—		—	55
Sweden	64		—		—	64
Switzerland	325		—		—	325
United Kingdom	1,384		—		—	1,384
United States	24		—		—	24
Preferred Stocks	56		—		—	56
Warrants & Rights	—		—	±	—	—±
Short-Term Investments	—		6		—	6

Total Investments	4,853		6		—	4,859

Other Financial Instruments
Foreign Currency Exchange Contracts	—	±	—		—	—	±

Total Other Financial Instruments*	$—	±	$—		$—	$—	±

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell Developed ex-U.S. High Momentum ETF	53

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Schedules of Investments — June 30, 2012

Footnotes:

(Æ)	Non-income producing security.
(ö)	Real Estate Investment Trust (REIT).
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(¥)	Unrounded units.
(Å)	Illiquid and restricted security.
±	Less than $500.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

54	Notes to Schedules of Investments

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Quarterly Report — June 30, 2012 (Unaudited)

1.	Organization

Russell Exchange Traded Funds Trust (the “Investment Company” or “RET”) is a series investment company comprised of 26 different investment portfolios that were in operation as of June 30, 2012. This Quarterly Report reports on 13 of these Funds (each a “Fund” and collectively, the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Delaware statutory trust under an Amended and Restated Agreement and Declaration of Trust dated August 31, 2011 (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The investment objective of the Funds is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The date the shares began trading on the secondary market is the “commencement of operations” date.

The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from a Fund.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Notes to Quarterly Report	55

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Quarterly Report, continued — June 30, 2012 (Unaudited)

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in other mutual funds (including unregistered collective vehicles) are valued at their net asset value per share, and are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAVs for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of events that could trigger fair value pricing of one or more securities are: a company development; a natural disaster; or an armed conflict.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund, if considered material.

In 2011, the Financial Accounting Standards Board (“FASB”) issued an update to requirements relating to fair valuation measurements which represent amendments to achieve common fair value measurements and disclosure requirements in U.S. GAAP and International Financial Standards. The amendments are of two types: (i) those that clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.

56	Notes to Quarterly Report

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Quarterly Report, continued — June 30, 2012 (Unaudited)

The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011. Management does not believe the adoption of this update will have a material impact on the Funds’ financial statements.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date.

Foreign Currency Translations

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time the Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at market value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

For the period ended June 30, 2012, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Russell Developed ex-U.S. Low Beta ETF	Trade Settlement
Russell Developed ex-U.S. Low Volatility ETF	Trade Settlement
Russell Developed ex-U.S. High Momentum ETF	Trade Settlement

The Funds’ period end foreign currency exchange contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended June 30, 2012.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

ETF Specific Risk

The Funds are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Funds may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or

Notes to Quarterly Report	57

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Quarterly Report, continued — June 30, 2012 (Unaudited)

the performance of individual securities could cause the Funds’ return to be lower or higher than if the Fund employed an active strategy.

3.	Related Party Transactions

Russell Investment Management Company (“RIMCo”) advises the Funds and RFSC is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RET and RIMCo.

The Funds may also invest their cash reserves (the “Cash Balances”) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC. As of June 30, 2012, the Funds presented herein have invested $127,512 in the Russell U.S. Cash Management Fund.

4.	Federal Income Taxes

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell 1000 Low Beta ETF	Russell 1000 High Beta ETF	Russell 1000 Low Volatility ETF	Russell 1000 High Volatility ETF	Russell 1000 High Momentum ETF
Cost of Investments	$25,759,643	$4,720,721	$70,937,189	$4,681,483	$4,627,386

Unrealized Appreciation	$1,358,854	$217,454	$2,861,380	$277,725	$572,838
Unrealized Depreciation	(789,599)	(371,234)	(1,767,341)	(282,964)	(55,470)

Net Unrealized Appreciation (Depreciation)	$569,255	$(153,780)	$1,094,039	$(5,239)	$517,368

	Russell 2000 Low Beta ETF	Russell 2000 High Beta ETF	Russell 2000 Low Volatility ETF	Russell 2000 High Volatility ETF	Russell 2000 High Momentum ETF
Cost of Investments	$4,935,522	$4,602,073	$5,298,379	$4,416,952	$4,753,042

Unrealized Appreciation	$471,206	$167,648	$284,750	$574,164	$553,889
Unrealized Depreciation	(266,140)	(521,989)	(444,055)	(908,973)	(254,258)

Net Unrealized Appreciation (Depreciation)	$205,066	$(354,341)	$(159,305)	$(334,809)	$299,631

	Russell Developed ex-U.S. Low Beta ETF	Russell Developed ex-U.S. Low Volatility ETF	Russell Developed ex-U.S. High Momentum ETF
Cost of Investments	$4,856,868	$4,823,248	$4,737,212

Unrealized Appreciation	$268,856	$240,024	$285,667
Unrealized Depreciation	(158,449)	(127,276)	(164,152)

Net Unrealized Appreciation (Depreciation)	$110,407	$112,748	$121,515

5.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

58	Notes to Quarterly Report

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Notes to Quarterly Report, continued — June 30, 2012 (Unaudited)

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on a Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Russell 2000 Low Volatility ETF - 0.0%
Gerber Scientific, Inc.	08/23/11	245	—	—	—

					—

Russell 2000 High Volatility ETF - 0.0%
Magnum Hunter Resources, Inc.	08/29/11	442	—	—	—

					—

Russell 2000 High Momentum ETF - 0.0%
Magnum Hunter Resources, Inc.	08/29/11	430	—	—	—

					—

7.	Subsequent Events

Management has evaluated events and transactions that may have occurred since June 30, 2012, through the date the Quarterly Report was issued, that would merit recognition or additional disclosure in the Quarterly Report. During this review, nothing was discovered, except for the following, which would require further disclosure within the Quarterly Report.

On August 16, 2012, the Board of Trustees of Russell Exchange Traded Funds Trust (the “Trust”), has approved an orderly liquidation of 25 of the 26 different investment portfolios referred to as the Funds. They are; of Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF, Russell 1000 High Momentum ETF, Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF, Russell 2000 High Momentum ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. Low Volatility ETF, Russell Developed ex-U.S. High Momentum ETF, Russell Aggressive Growth ETF, Russell Consistent Growth ETF, Russell Growth at a Reasonable Price ETF, Russell Contrarian ETF, Russell Equity Income ETF, Russell Low P/E ETF, Russell Small Cap Aggressive Growth ETF, Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, Russell High Dividend Yield ETF and Russell Small Cap High Dividend Yield ETF, each series of the Trust (collectively, the “Funds”). The Funds’ Board of Trustees determined that closing and liquidating each Fund was in the best interests of the Fund and its shareholders.

Notes to Quarterly Report	59

Russell Exchange Traded Funds Trust

Russell Factor ETFs™

Shareholder Requests for Additional Information — June 30, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (888) 775-3837, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring; evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (888) 775-3837; (ii) at www.russelletfs.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semiannual reports. Please contact your Financial Intermediary for further details.

60	Shareholder Requests for Additional Information

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www.russelletfs.com

2012 QUARTERLY REPORT

Russell Exchange Traded Funds Trust

Russell High Yield ETFs™

JUNE 30, 2012

FUND

Russell High Dividend Yield ETF

Russell Small Cap High Dividend Yield ETF

Russell Exchange Traded

Funds Trust

Russell Exchange Traded Funds Trust is a series investment company with 26 different investment portfolios referred to as Funds. This quarterly report reports on 2 of these Funds.

Russell Exchange Traded Funds Trust

Russell High Yield ETFs™

Quarterly Report

June 30, 2012 (Unaudited)

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 0.7%
Hasbro, Inc.	1,858	63
Leggett & Platt, Inc.	2,287	48

		111

Consumer Staples - 8.0%
ConAgra Foods, Inc.	6,641	172
HJ Heinz Co.	5,215	284
Kimberly-Clark Corp.	6,371	533
Reynolds American, Inc.	5,429	244

		1,233

Energy - 6.9%
ConocoPhillips	9,710	542
Diamond Offshore Drilling, Inc.	1,109	66
Phillips 66 Class W(Æ)	4,846	161
Spectra Energy Corp.	10,531	306

		1,075

Financial Services - 9.8%
Ares Capital Corp.	3,383	54
Arthur J Gallagher & Co.	1,695	59
Capitol Federal Financial, Inc.	2,561	30
Chimera Investment Corp. (ö)	6,061	14
Cincinnati Financial Corp.	2,257	86
Cullen/Frost Bankers, Inc.	816	47
Digital Realty Trust, Inc. (ö)	594	45
Equity Residential (ö)	1,752	109
HCP, Inc. (ö)	2,415	107
Health Care REIT, Inc. (ö)	1,136	66
Kimco Realty Corp. (ö)	2,405	46
Liberty Property Trust (ö)	678	25
M&T Bank Corp.	1,942	160
Macerich Co. (The) (ö)	774	46
Mack-Cali Realty Corp. (ö)	510	15
Mercury General Corp.	408	17
NYSE Euronext	4,030	103
Old Republic International Corp.	3,960	33
PartnerRe, Ltd. - ADR	1,038	79
People’s United Financial, Inc.	5,783	67
Piedmont Office Realty Trust, Inc. Class A (ö)	1,021	18
Rayonier, Inc. (ö)	720	32
Realty Income Corp. (ö)	786	33
Regency Centers Corp. (ö)	528	25
Senior Housing Properties Trust (ö)	961	21
Ventas, Inc. (ö)	1,507	95
Vornado Realty Trust (ö)	1,095	92

		1,524

Health Care - 20.2%
Bristol-Myers Squibb Co.	23,113	832
Eli Lilly & Co.	16,579	711
Johnson & Johnson	11,424	772
Merck & Co., Inc.	19,479	813

		3,128

Materials and Processing - 8.8%
EI du Pont de Nemours & Co.	14,621	739

	Principal Amount ($) or Shares		Market Value $
Greif, Inc. Class A	612		25
International Paper Co.	7,080		205
Nucor Corp.	5,117		194
RPM International, Inc.	2,099		57
Sonoco Products Co.	1,597		48
Southern Copper Corp.	2,785		88

			1,356

Producer Durables - 4.8%
Paychex, Inc.	5,249		165
Raytheon Co.	5,772		326
Waste Management, Inc.	7,682		257

			748

Technology - 0.9%
Diebold, Inc.	1,045		39
Microchip Technology, Inc.	3,078		101

			140

Utilities - 39.7%
AGL Resources, Inc.	1,878		73
Alliant Energy Corp.	1,790		82
Ameren Corp.	3,900		131
American Electric Power Co., Inc.	7,808		312
AT&T, Inc.	24,307		866
CenturyLink, Inc.	9,916		392
Consolidated Edison, Inc.	4,741		295
DTE Energy Co.	2,749		163
Exelon Corp.	10,738		404
FirstEnergy Corp.	6,778		333
Hawaiian Electric Industries, Inc.	1,525		43
Integrys Energy Group, Inc.	1,262		72
NextEra Energy, Inc.	6,841		471
Pinnacle West Capital Corp.	1,760		91
PPL Corp.	9,350		260
Public Service Enterprise Group, Inc.	8,196		266
Southern Co.	13,771		638
TECO Energy, Inc.	3,463		63
UGI Corp.	1,789		53
Vectren Corp.	1,309		39
Verizon Communications, Inc.	19,510		866
Xcel Energy, Inc.	7,842		223

			6,136

Total Common Stocks (cost $15,046)			15,451

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	11,625	(¥)	12

Total Short-Term Investments (cost $12)			12

Total Investments - 99.9% (identified cost $15,058)			15,463

Other Assets and Liabilities, Net - 0.1%			19

Net Assets - 100.0%			15,482

See accompanying notes which are an integral part of this quarterly report.

Russell High Dividend Yield ETF	3

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$111	$—	$—	$111
Consumer Staples	1,233	—	—	1,233
Energy	1,075	—	—	1,075
Financial Services	1,524	—	—	1,524
Health Care	3,128	—	—	3,128
Materials and Processing	1,356	—	—	1,356
Producer Durables	748	—	—	748
Technology	140	—	—	140
Utilities	6,136	—	—	6,136
Short-Term Investments	—	12	—	12

Total Investments	$15,451	$12	$—	$15,463

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

4	Russell High Dividend Yield ETF

Russell Exchange Traded Funds Trust

Russell Small Cap High Dividend Yield ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.6%
Consumer Discretionary - 6.2%
Bob Evans Farms, Inc.	541	22
Cato Corp. (The) Class A	493	15
Cinemark Holdings, Inc.	1,678	37
CSS Industries, Inc.	144	3
Hillenbrand, Inc.	1,119	21
Marcus Corp.	362	5
Meredith Corp.	649	21
Nutrisystem, Inc.	479	6
Speedway Motorsports, Inc.	210	4
Stage Stores, Inc.	563	10
Stewart Enterprises, Inc. Class A	1,414	10

		154

Consumer Staples - 3.8%
Calavo Growers, Inc.	210	5
Cal-Maine Foods, Inc.	256	10
Lancaster Colony Corp.	338	25
Snyders-Lance, Inc.	852	21
Universal Corp.	413	19
WD-40 Co.	284	14

		94

Financial Services - 55.7%
Agree Realty Corp. (ö)	175	4
Alterra Capital Holdings, Ltd.	1,638	38
American Campus Communities, Inc. (ö)	1,226	54
Arrow Financial Corp.	180	4
Bancfirst Corp.	119	5
Berkshire Hills Bancorp, Inc.	368	8
BioMed Realty Trust, Inc. (ö)	2,777	52
BlackRock Kelso Capital Corp.	1,299	13
Brookline Bancorp, Inc.	1,203	11
Bryn Mawr Bank Corp.	193	4
Chemical Financial Corp.	497	11
Citizens & Northern Corp.	216	4
City Holding Co.	271	9
Community Bank System, Inc.	664	18
CVB Financial Corp.	1,608	19
Entertainment Properties Trust (ö)	842	35
Epoch Holding Corp.	262	6
Equity One, Inc. (ö)	960	20
Extra Space Storage, Inc. (ö)	1,694	52
Financial Institutions, Inc.	245	4
First Community Bancshares, Inc.	282	4
First Financial Bancorp	1,051	17
First Financial Bankshares, Inc.	567	20
First Financial Corp.	198	6
FirstMerit Corp.	1,954	32
Flushing Financial Corp.	558	8
FNB Corp.	2,429	26
GAMCO Investors, Inc. Class A	121	5
Glacier Bancorp, Inc.	1,283	20
Hancock Holding Co.	1,378	42
Hercules Technology Growth Capital, Inc.	792	9

	Principal Amount ($) or Shares	Market Value $
Highwoods Properties, Inc. (ö)	1,302	44
Horace Mann Educators Corp.	709	12
Iberiabank Corp.	528	27
Independent Bank Corp.	381	11
Inland Real Estate Corp. (ö)	1,370	11
International Bancshares Corp.	956	19
Kohlberg Capital Corp.	340	2
Lakeland Financial Corp.	288	8
LTC Properties, Inc. (ö)	541	20
Main Street Capital Corp. Class A	407	10
Medical Properties Trust, Inc. (ö)	2,016	19
Montpelier Re Holdings, Ltd.	1,114	24
MVC Capital, Inc.	426	6
National Health Investors, Inc. (ö)	436	22
National Retail Properties, Inc. (ö)	1,885	53
NBT Bancorp, Inc.	613	13
Northwest Bancshares, Inc.	1,758	21
OceanFirst Financial Corp.	260	4
Old National Bancorp	1,709	21
Omega Healthcare Investors, Inc. (ö)	1,835	41
OneBeacon Insurance Group, Ltd. Class A	394	5
Park National Corp.	233	16
PennantPark Investment Corp.	810	8
Peoples Bancorp, Inc.	188	4
Prospect Capital Corp.	1,947	22
Provident Financial Services, Inc.	1,081	17
Provident New York Bancorp	676	5
PS Business Parks, Inc. (ö)	336	23
Ramco-Gershenson Properties Trust (ö)	697	9
Renasant Corp.	445	7
RLI Corp.	326	22
Rockville Financial, Inc.	524	6
S&T Bancorp, Inc.	507	9
Safety Insurance Group, Inc.	224	9
Sandy Spring Bancorp, Inc.	428	8
SCBT Financial Corp.	253	9
Selective Insurance Group, Inc.	975	17
Simmons First National Corp. Class A	308	7
Sovran Self Storage, Inc. (ö)	499	25
State Auto Financial Corp.	260	4
Sterling Bancorp	549	5
TICC Capital Corp.	573	6
Tompkins Financial Corp.	144	5
Triangle Capital Corp.	393	9
Trico Bancshares	250	4
TrustCo Bank Corp. NY	1,683	9
Trustmark Corp.	1,156	28
UMB Financial Corp.	578	30
Umpqua Holdings Corp.	2,072	27
United Bankshares, Inc.	897	23
United Financial Bancorp, Inc.	286	4
Univest Corp. of Pennsylvania	298	5
Urstadt Biddle Properties, Inc. Class A (ö)	409	8
WesBanco, Inc.	418	9
Westamerica Bancorporation	516	24
Westfield Financial, Inc.	498	4

		1,380

Russell Small Cap High Dividend Yield ETF	5

Russell Exchange Traded Funds Trust

Russell Small Cap High Dividend Yield ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Health Care - 3.3%
Computer Programs & Systems, Inc.	200	11
Landauer, Inc.	167	10
Meridian Bioscience, Inc.	733	15
National Healthcare Corp.	182	8
National Research Corp.	32	2
Owens & Minor, Inc.	1,151	35

		81

Materials and Processing - 5.5%
A Schulman, Inc.	559	11
Aceto Corp.	473	4
Innophos Holdings, Inc.	392	22
Kaydon Corp.	589	13
Olin Corp.	1,440	30
PH Glatfelter Co.	776	13
Quaker Chemical Corp.	232	11
Sensient Technologies Corp.	904	33

		137

Producer Durables - 7.8%
ABM Industries, Inc.	956	19
Applied Industrial Technologies, Inc.	758	27
Brady Corp. Class A	859	24
Briggs & Stratton Corp.	911	16
Granite Construction, Inc.	697	18
Healthcare Services Group, Inc.	1,188	23
Houston Wire & Cable Co.	316	3
Insperity, Inc.	407	11
Kaman Corp. Class A	474	15
Mine Safety Appliances Co.	490	20
MTS Systems Corp.	282	11
US Ecology, Inc.	325	6

		193

Technology - 0.4%
American Software, Inc. Class A (Æ)	404	3
United Online, Inc.	1,574	7

		10

Utilities - 16.9%
Allete, Inc.	570	24
Avista Corp.	1,041	28
CH Energy Group, Inc.	280	18
Chesapeake Utilities Corp.	170	7
Cleco Corp.	1,101	45
Empire District Electric Co. (The)	744	16
Laclede Group, Inc. (The)	399	16
MGE Energy, Inc.	417	20
New Jersey Resources Corp.	747	33
Northwest Natural Gas Co.	482	23
NorthWestern Corp.	648	24
Otter Tail Corp.	642	15

	Principal Amount ($) or Shares		Market Value $
Piedmont Natural Gas Co., Inc.	1,296		42
Portland General Electric Co.	1,360		36
Southwest Gas Corp.	828		36
WGL Holdings, Inc.	925		37

			420

Total Common Stocks (cost $2,480)			2,469

Short-Term Investments - 0.2%
Russell U.S. Cash Management Fund	3,521	(¥)	4

Total Short-Term Investments (cost $4)			4

Total Investments - 99.8% (identified cost $2,484)			2,473

Other Assets and Liabilities, Net - 0.2%			6

Net Assets - 100.0%			2,479

See accompanying notes which are an integral part of this quarterly report.

6	Russell Small Cap High Dividend Yield ETF

Russell Exchange Traded Funds Trust

Russell Small Cap High Dividend Yield ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$154	$—	$—	$154
Consumer Staples	94	—	—	94
Financial Services	1,380	—	—	1,380
Health Care	81	—	—	81
Materials and Processing	137	—	—	137
Producer Durables	193	—	—	193
Technology	10	—	—	10
Utilities	420	—	—	420
Short-Term Investments	—	4	—	4

Total Investments	$2,469	$4	$—	$2,473

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell Small Cap High Dividend Yield ETF	7

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETFs™

Notes to Schedules of Investments — June 30, 2012 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(¥)	Unrounded units.

Abbreviations:

ADR - American Depositary Receipt

8	Notes to Schedules of Investments

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETFs™

Notes to Quarterly Report — June 30, 2012 (Unaudited)

1.	Organization

Russell Exchange Traded Funds Trust (the “Investment Company” or “RET”) is a series investment company comprised of 26 different investment portfolios that were in operation as of June 30, 2012. This Quarterly Report reports on 2 of these Funds (each a “Fund” and collectively, the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Delaware statutory trust.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The investment objective of the Funds is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The date the shares began trading on the secondary market is the “commencement of operations” date.

The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Unites, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from a Fund.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the administration responsibility of the securities valuation procedures to Russell Funds Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks and exchange traded funds that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Quarterly Report	9

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETFs™

Notes to Quarterly Report, continued — June 30, 2012 (Unaudited)

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAVs for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will generally be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of events that could trigger fair value pricing of one or more securities are: a company development; a natural disaster; or an armed conflict.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Level 3 Trading Assets and Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund, if considered material.

In 2011, the Financial Accounting Standards Board (“FASB”) issued an update to requirements relating to fair valuation measurements which represent amendments to achieve common fair value measurements and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments are of two types: (i) those that clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.

The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011. Management does not believe the adoption of this update will have a material impact on the Funds’ financial statements.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date.

10	Notes to Quarterly Report

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETFs™

Notes to Quarterly Report, continued — June 30, 2012 (Unaudited)

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

ETF Specific Risk

The Funds are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Funds may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds’ return to be lower or higher than if the Fund employed an active strategy.

3.	Related Party Transactions

Russell Investment Management Company (“RIMCo”) advises the Funds and RFSC is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RET and RIMCo.

The Funds may also invest their cash reserves (the “Cash Balances”) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC. As of June 30, 2012, the Funds have invested $15,146 in the Russell U.S. Cash Management Fund.

Concentration of Secondary Market Shareholder Interests

As of June 30, 2012, the Russell Equity I Fund, a Russell Trust Company Fund and a related party to the Funds, holds investments in the secondary market of the following fund and amount:

Fund	$
Russell High Dividend Yield ETF	7,740,950

Such concentration of shareholder interests could have a material impact on the Funds.

4.	Federal Income Taxes

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell High Dividend Yield ETF	Russell Small Cap High Dividend Yield ETF
Cost of Investments	$15,060,598	$2,484,951

Unrealized Appreciation	$525,855	$82,294
Unrealized Depreciation	(123,889)	(94,403)

Net Unrealized Appreciation (Depreciation)	$401,966	$(12,109)

Notes to Quarterly Report	11

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETFs™

Notes to Quarterly Report, continued — June 30, 2012 (Unaudited)

5.	Subsequent Events

Management has evaluated events and transactions that may have occurred since June 30, 2012, through the date the Quarterly Report was issued, that would merit recognition or additional disclosure in the Quarterly Report. During this review, nothing was discovered, except for the following, which would require disclosure within the Quarterly Report.

On August 16, 2012, the Board of Trustees of Russell Exchange Traded Funds Trust (the “Trust”), has approved an orderly liquidation of 25 of the 26 different investment portfolios referred to as the Funds. They are; of Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF, Russell 1000 High Momentum ETF, Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF, Russell 2000 High Momentum ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. Low Volatility ETF, Russell Developed ex-U.S. High Momentum ETF, Russell Aggressive Growth ETF, Russell Consistent Growth ETF, Russell Growth at a Reasonable Price ETF, Russell Contrarian ETF, Russell Equity Income ETF, Russell Low P/E ETF, Russell Small Cap Aggressive Growth ETF, Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, Russell High Dividend Yield ETF and Russell Small Cap High Dividend Yield ETF, each series of the Trust (collectively, the “Funds”). The Funds’ Board of Trustees determined that closing and liquidating each Fund was in the best interests of the Fund and its shareholders.

12	Notes to Quarterly Report

Russell Exchange Traded Funds Trust

Russell High Dividend Yield ETFs™

Shareholder Requests for Additional Information — June 30, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (888) 775-3837, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (888) 775-3837, (ii) at www.russelletfs.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copes of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	13

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www.russelletfs.com

2012 QUARTERLY REPORT

Russell Exchange

Traded Funds Trust

Russell Investment Discipline ETFs™

JUNE 30, 2012

FUND

Russell Aggressive Growth ETF

Russell Consistent Growth ETF

Russell Growth at a Reasonable Price ETF

Russell Contrarian ETF

Russell Equity Income ETF

Russell Low P/E ETF

Russell Small Cap Aggressive Growth ETF

Russell Small Cap Consistent Growth ETF

Russell Small Cap Low P/E ETF

Russell Small Cap Contrarian ETF

Russell Exchange Traded

Funds Trust

Russell Exchange Traded Funds Trust is a series investment company with 26 different investment portfolios referred to as Funds. This quarterly report reports on 10 of these Funds.

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Quarterly Report

June 30, 2012 (Unaudited)

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.9%
Consumer Discretionary - 23.1%
Abercrombie & Fitch Co. Class A	155	5
Advance Auto Parts, Inc.	101	7
Amazon.com, Inc. (Æ)	272	62
Bed Bath & Beyond, Inc. (Æ)	242	15
BorgWarner, Inc. (Æ)	128	8
CarMax, Inc. (Æ)	284	7
Chipotle Mexican Grill, Inc. Class A (Æ)	32	12
Coach, Inc.	259	15
Comcast Corp. Class A	2,043	65
Costco Wholesale Corp.	348	33
Discovery Communications, Inc. Class A (Æ)	269	15
Dollar Tree, Inc. (Æ)	262	14
eBay, Inc. (Æ)	910	38
Estee Lauder Cos., Inc. (The) Class A	227	12
Family Dollar Stores, Inc.	158	11
Foot Locker, Inc.	250	8
Fossil, Inc. (Æ)	70	5
Gap, Inc. (The)	413	11
Gentex Corp.	280	6
Harley-Davidson, Inc.	253	12
Harman International Industries, Inc.	143	6
Hertz Global Holdings, Inc. (Æ)	465	6
Home Depot, Inc.	1,186	63
Interpublic Group of Cos., Inc. (The)	708	8
Jarden Corp.	174	7
Johnson Controls, Inc.	610	17
Kohl’s Corp.	263	12
Las Vegas Sands Corp.	346	15
Liberty Media Corp. - Liberty Capital Class A (Æ)	131	12
Limited Brands, Inc.	264	11
LKQ Corp. (Æ)	250	8
McDonald’s Corp.	758	67
Netflix, Inc. (Æ)	77	5
Nike, Inc. Class B	287	25
Nordstrom, Inc.	186	9
Omnicom Group, Inc.	286	14
O’Reilly Automotive, Inc. (Æ)	137	11
Panera Bread Co. Class A (Æ)	48	7
PetSmart, Inc.	156	11
Polaris Industries, Inc.	106	8
priceline.com, Inc. (Æ)	40	27
PVH Corp.	91	7
Ralph Lauren Corp. Class A	69	10
Ross Stores, Inc.	238	15
Signet Jewelers, Ltd.	154	7
Starbucks Corp.	598	32
Target Corp.	553	32
Tempur-Pedic International, Inc. (Æ)	97	2
Tiffany & Co.	153	8
Time Warner Cable, Inc.	273	22
TJX Cos., Inc.	646	28
Tractor Supply Co.	99	8
TripAdvisor, Inc. (Æ)	192	9

	Principal Amount ($) or Shares	Market Value $
Tupperware Brands Corp.	110	6
Ulta Salon Cosmetics & Fragrance, Inc.	79	7
Under Armour, Inc. Class A (Æ)	73	7
VF Corp.	92	12
Viacom, Inc. Class B	478	22
Virgin Media, Inc.	370	9
WABCO Holdings, Inc. (Æ)	120	6
Wal-Mart Stores, Inc.	1,288	91
Walt Disney Co. (The)	1,331	65
Williams-Sonoma, Inc.	191	7
Wyndham Worldwide Corp.	196	10
Yum! Brands, Inc.	385	25

		1,157

Consumer Staples - 3.7%
Coca-Cola Co. (The)	1,413	110
Energizer Holdings, Inc. (Æ)	108	8
Green Mountain Coffee Roasters, Inc. (Æ)	180	4
Herbalife, Ltd.	147	7
Ingredion, Inc.	133	7
Kroger Co. (The)	576	13
Monster Beverage Corp. (Æ)	168	12
Walgreen Co.	768	23

		184

Energy - 8.3%
Anadarko Petroleum Corp.	402	26
Cabot Oil & Gas Corp.	287	11
Cameron International Corp. (Æ)	252	11
Cimarex Energy Co.	118	7
Concho Resources, Inc. (Æ)	117	10
CONSOL Energy, Inc.	286	9
Continental Resources, Inc. (Æ)	81	5
Core Laboratories NV	67	8
Dresser-Rand Group, Inc. (Æ)	148	7
EOG Resources, Inc.	224	20
EQT Corp.	185	10
FMC Technologies, Inc. (Æ)	253	10
Halliburton Co.	767	22
Helmerich & Payne, Inc.	148	6
Hubbell, Inc. Class B (Æ)	98	8
Marathon Petroleum Corp.	347	16
National Oilwell Varco, Inc.	350	23
Noble Energy, Inc.	169	14
Occidental Petroleum Corp.	606	51
Oceaneering International, Inc.	157	8
Oil States International, Inc. (Æ)	95	6
Pioneer Natural Resources Co.	120	11
Plains Exploration & Production Co. (Æ)	201	7
QEP Resources, Inc.	268	8
Range Resources Corp.	187	12
Schlumberger, Ltd.	995	64
SM Energy Co.	107	5
Southwestern Energy Co. (Æ)	386	12
Walter Energy, Inc. Class A	121	5
Whiting Petroleum Corp. (Æ)	163	7

		419

Russell Aggressive Growth ETF	3

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Financial Services - 5.8%
Affiliated Managers Group, Inc. (Æ)	76	8
Alliance Data Systems Corp. (Æ)	72	10
American Tower Corp. Class A (ö)	342	24
Aon PLC	323	15
Boston Properties, Inc. (ö)	142	15
CBRE Group, Inc. Class A (Æ)	424	7
Eaton Vance Corp.	238	6
FactSet Research Systems, Inc.	77	7
Fiserv, Inc. (Æ)	163	12
Franklin Resources, Inc.	135	15
Global Payments, Inc.	154	7
IntercontinentalExchange, Inc. (Æ)	83	11
Jones Lang LaSalle, Inc.	83	6
Marsh & McLennan Cos., Inc.	520	17
Mastercard, Inc. Class A	84	36
MSCI, Inc. Class A (Æ)	204	7
Raymond James Financial, Inc.	197	7
T Rowe Price Group, Inc.	246	15
TD Ameritrade Holding Corp.	376	6
Visa, Inc. Class A	397	50
Western Union Co. (The)	698	12

		293

Health Care - 10.8%
Aetna, Inc.	349	14
Alexion Pharmaceuticals, Inc. (Æ)	174	17
Allergan, Inc.	258	24
Amgen, Inc.	615	45
Biogen Idec, Inc. (Æ)	203	29
Celgene Corp. (Æ)	362	23
Cerner Corp. (Æ)	156	13
Cooper Cos., Inc. (The)	89	7
CR Bard, Inc.	104	11
DaVita, Inc. (Æ)	115	11
Dentsply International, Inc.	208	8
Edwards Lifesciences Corp. (Æ)	141	15
Endo Health Solutions, Inc. (Æ)	195	6
Express Scripts Holding Co. (Æ)	696	39
Gilead Sciences, Inc. (Æ)	634	33
Henry Schein, Inc. (Æ)	122	10
Humana, Inc.	166	13
IDEXX Laboratories, Inc. (Æ)	90	9
Illumina, Inc. (Æ)	169	7
Intuitive Surgical, Inc. (Æ)	35	19
Laboratory Corp. of America Holdings (Æ)	119	11
MEDNAX, Inc. (Æ)	96	7
Perrigo Co.	101	12
Quest Diagnostics, Inc.	181	11
ResMed, Inc. (Æ)	243	8
St. Jude Medical, Inc.	326	13
Stryker Corp.	295	16
SXC Health Solutions Corp. (Æ)	102	10
UnitedHealth Group, Inc.	821	47
Universal Health Services, Inc. Class B	171	7
Varian Medical Systems, Inc. (Æ)	145	9

	Principal Amount ($) or Shares	Market Value $
Vertex Pharmaceuticals, Inc. (Æ)	254	14
Watson Pharmaceuticals, Inc. Class B (Æ)	153	11
Zimmer Holdings, Inc.	192	12

		541

Materials and Processing - 6.3%
Air Products & Chemicals, Inc.	194	16
Airgas, Inc.	104	9
Albemarle Corp.	133	8
Allegheny Technologies, Inc.	181	6
Aptargroup, Inc.	132	7
Ball Corp.	211	9
Celanese Corp. Class A	204	7
CF Industries Holdings, Inc.	70	14
Cliffs Natural Resources, Inc.	164	8
Ecolab, Inc.	278	19
Fastenal Co.	284	11
FMC Corp.	188	10
Monsanto Co.	426	34
Mosaic Co. (The)	268	15
Newmont Mining Corp.	426	21
PPG Industries, Inc.	155	16
Praxair, Inc.	248	27
Precision Castparts Corp.	124	20
Rockwood Holdings, Inc.	133	6
Royal Gold, Inc.	109	9
Sherwin-Williams Co. (The)	103	14
Sigma-Aldrich Corp.	145	11
Timken Co.	148	7
Valspar Corp.	158	8
WR Grace & Co. (Æ)	128	6

		318

Producer Durables - 15.9%
3M Co.	540	48
Accenture PLC Class A	516	31
Agilent Technologies, Inc.	345	14
Ametek, Inc.	202	10
Automatic Data Processing, Inc.	428	24
BE Aerospace, Inc. (Æ)	163	7
Caterpillar, Inc.	484	41
CH Robinson Worldwide, Inc.	182	11
Chicago Bridge & Iron Co. NV	172	7
Cintas Corp.	192	7
Cooper Industries PLC	183	12
CSX Corp.	975	22
Cummins, Inc.	173	17
Danaher Corp.	461	24
Deere & Co.	346	28
Donaldson Co., Inc.	230	8
Dover Corp.	199	11
FedEx Corp.	267	24
Flir Systems, Inc.	286	6
Flowserve Corp.	77	9
Fluor Corp.	194	10
Gardner Denver, Inc.	107	6
Goodrich Corp.	123	16

4	Russell Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Graco, Inc.	126	6
Honeywell International, Inc.	617	34
IDEX Corp.	163	6
IHS, Inc. Class A (Æ)	83	9
JB Hunt Transport Services, Inc.	145	9
Joy Global, Inc.	135	8
Kennametal, Inc.	157	5
Kirby Corp. (Æ)	105	5
Lincoln Electric Holdings, Inc.	157	7
Mettler-Toledo International, Inc. (Æ)	46	7
MSC Industrial Direct Co., Inc. Class A	84	6
Nordson Corp.	124	6
Norfolk Southern Corp.	294	21
Pall Corp.	155	8
Pentair, Inc.	161	6
Robert Half International, Inc.	250	7
Rockwell Automation, Inc.	155	10
Roper Industries, Inc.	111	11
SPX Corp.	93	6
Stanley Black & Decker, Inc.	173	11
Stericycle, Inc. (Æ)	112	10
Towers Watson & Co. Class A	107	6
TransDigm Group, Inc. (Æ)	73	10
Trimble Navigation, Ltd. (Æ)	166	8
Union Pacific Corp.	380	45
United Parcel Service, Inc. Class B	561	44
United Technologies Corp.	683	52
Wabtec Corp.	94	7
Waste Connections, Inc.	222	7
Waters Corp. (Æ)	111	9
WW Grainger, Inc.	60	11
Xylem, Inc.	287	7

		797

Technology - 25.6%
Adobe Systems, Inc. (Æ)	484	16
Akamai Technologies, Inc. (Æ)	250	8
Amdocs, Ltd.	269	8
Amphenol Corp. Class A	188	10
Ansys, Inc. (Æ)	132	8
Apple, Inc. (Æ)	641	373
Applied Materials, Inc.	1,261	14
Atmel Corp. (Æ)	767	5
Autodesk, Inc. (Æ)	263	9
Avago Technologies, Ltd.	246	9
BMC Software, Inc. (Æ)	224	10
Cisco Systems, Inc.	3,986	68
Citrix Systems, Inc. (Æ)	185	16
Cognizant Technology Solutions Corp. Class A (Æ)	266	16
Crown Castle International Corp. (Æ)	287	17
EMC Corp. (Æ)	1,565	40
Equinix, Inc. (Æ)	62	11
F5 Networks, Inc. (Æ)	89	9
Fortinet, Inc. (Æ)	244	6

	Principal Amount ($) or Shares		Market Value $
Gartner, Inc. (Æ)	172		7
Google, Inc. Class A (Æ)	179		104
IAC/InterActiveCorp	143		7
International Business Machines Corp.	851		166
Intuit, Inc.	286		17
Jabil Circuit, Inc.	310		6
JDS Uniphase Corp. (Æ)	464		5
KLA-Tencor Corp.	197		10
Lam Research Corp. (Æ)	348		13
Marvell Technology Group, Ltd.	632		7
MICROS Systems, Inc. (Æ)	136		7
NCR Corp. (Æ)	315		7
NetApp, Inc. (Æ)	351		11
Nuance Communications, Inc. (Æ)	347		8
ON Semiconductor Corp. (Æ)	801		6
Oracle Corp.	2,783		83
Polycom, Inc. (Æ)	355		4
QUALCOMM, Inc.	1,211		67
Rackspace Hosting, Inc. (Æ)	148		7
Red Hat, Inc. (Æ)	207		12
Riverbed Technology, Inc. (Æ)	264		4
Rovi Corp. (Æ)	215		4
Salesforce.com, Inc. (Æ)	122		17
SanDisk Corp. (Æ)	253		9
Skyworks Solutions, Inc. (Æ)	291		8
Teradata Corp. (Æ)	181		13
TIBCO Software, Inc. (Æ)	260		8
VeriFone Systems, Inc. (Æ)	156		5
VMware, Inc. Class A (Æ)	98		9

			1,284

Utilities - 0.4%
ONEOK, Inc.	256		11
Time Warner Telecom, Inc. Class A (Æ)	305		8

			19

Total Common Stocks (cost $4,829)			5,012

Short-Term Investments - 0.0%
Russell U.S. Cash Management Fund	2,134	(¥)	2

Total Short-Term Investments (cost $2)			2

Total Investments - 99.9% (identified cost $4,831)			5,014

Other Assets and Liabilities, Net - 0.1%			3

Net Assets - 100.0%			5,017

See accompanying notes which are an integral part of this quarterly report.

Russell Aggressive Growth ETF	5

Russell Exchange Traded Funds Trust

Russell Aggressive Growth ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,157	$—	$—	$1,157
Consumer Staples	184	—	—	184
Energy	419	—	—	419
Financial Services	293	—	—	293
Health Care	541	—	—	541
Materials and Processing	318	—	—	318
Producer Durables	797	—	—	797
Technology	1,284	—	—	1,284
Utilities	19	—	—	19
Short-Term Investments	—	2	—	2

Total Investments	$5,012	$2	$—	$5,014

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

6	Russell Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 15.4%
Advance Auto Parts, Inc.	755	52
Amazon.com, Inc. (Æ)	1,566	358
Bed Bath & Beyond, Inc. (Æ)	1,577	97
BorgWarner, Inc. (Æ)	913	60
CarMax, Inc. (Æ)	2,070	54
Chipotle Mexican Grill, Inc. Class A (Æ)	218	83
Coach, Inc.	1,646	96
Discovery Communications, Inc. Class A (Æ)	1,826	99
Dollar Tree, Inc. (Æ)	1,812	97
eBay, Inc. (Æ)	5,447	229
Estee Lauder Cos., Inc. (The) Class A	1,529	83
Family Dollar Stores, Inc.	1,128	75
Fossil, Inc. (Æ)	517	40
Harley-Davidson, Inc.	1,748	80
Home Depot, Inc.	6,809	361
Limited Brands, Inc.	1,817	77
McDonald’s Corp.	4,329	383
McGraw-Hill Cos., Inc. (The)	1,915	86
Netflix, Inc. (Æ)	576	39
News Corp. Class A	10,211	228
Nike, Inc. Class B	1,742	153
Nordstrom, Inc.	1,338	66
Omnicom Group, Inc.	1,889	92
O’Reilly Automotive, Inc. (Æ)	944	79
PetSmart, Inc.	1,166	79
priceline.com, Inc. (Æ)	247	164
Ralph Lauren Corp. Class A	478	67
Ross Stores, Inc.	1,609	101
Starbucks Corp.	3,551	189
Starwood Hotels & Resorts Worldwide, Inc. (☐)	1,482	79
Tiffany & Co.	1,092	58
TJX Cos., Inc.	3,942	169
Tractor Supply Co.	739	61
VF Corp.	616	82
Viacom, Inc. Class B	2,957	139
Walt Disney Co. (The)	7,695	373
Yum! Brands, Inc.	2,362	152

		4,780

Consumer Staples - 8.7%
Church & Dwight Co., Inc.	1,398	78
Coca-Cola Co. (The)	7,984	624
Colgate-Palmolive Co.	2,256	235
Herbalife, Ltd.	1,063	51
Hillshire Brands Co.	831	24
Kraft Foods, Inc. Class A	7,281	281
McCormick & Co., Inc.	1,277	77
Monster Beverage Corp. (Æ)	1,207	86
PepsiCo, Inc.	6,543	462
Procter & Gamble Co. (The)	11,097	680
Whole Foods Market, Inc.	1,088	104

		2,702

	Principal Amount ($) or Shares	Market Value $
Energy - 11.1%
Cabot Oil & Gas Corp.	2,144	84
Cameron International Corp. (Æ)	1,720	73
Cimarex Energy Co.	883	49
CONSOL Energy, Inc.	2,094	63
Core Laboratories NV	493	57
EOG Resources, Inc.	1,385	125
EQT Corp.	1,384	74
Exxon Mobil Corp.	18,910	1,619
FMC Technologies, Inc. (Æ)	1,740	68
Halliburton Co.	4,696	133
National Oilwell Varco, Inc.	2,139	138
Noble Energy, Inc.	1,093	93
Occidental Petroleum Corp.	3,501	300
Pioneer Natural Resources Co.	817	72
Schlumberger, Ltd.	5,703	371
Southwestern Energy Co. (Æ)	2,688	86
Whiting Petroleum Corp. (Æ)	1,222	50

		3,455

Financial Services - 6.8%
Alliance Data Systems Corp. (Æ)	528	71
American Express Co.	4,652	271
American Tower Corp. Class A (ö)	2,154	151
Aon PLC	2,100	98
AvalonBay Communities, Inc. (ö)	652	92
Discover Financial Services	3,312	115
Fiserv, Inc. (Æ)	1,150	83
Franklin Resources, Inc.	883	98
Marsh & McLennan Cos., Inc.	3,343	108
Mastercard, Inc. Class A	501	215
Public Storage (ö)	832	120
Simon Property Group, Inc. (ö)	1,384	215
T Rowe Price Group, Inc.	1,620	102
Visa, Inc. Class A	2,311	287
Western Union Co. (The)	4,776	80

		2,106

Health Care - 9.9%
Abbott Laboratories	6,528	420
Alexion Pharmaceuticals, Inc. (Æ)	1,145	114
Allergan, Inc.	1,583	147
Amgen, Inc.	3,593	262
Baxter International, Inc.	2,839	151
Becton Dickinson and Co.	1,364	102
Biogen Idec, Inc. (Æ)	1,236	178
Celgene Corp. (Æ)	2,187	140
Cerner Corp. (Æ)	1,090	90
Covidien PLC	2,628	141
CR Bard, Inc.	750	81
DaVita, Inc. (Æ)	828	81
Edwards Lifesciences Corp. (Æ)	1,013	105
Gilead Sciences, Inc. (Æ)	3,799	195
Intuitive Surgical, Inc. (Æ)	226	125
Laboratory Corp. of America Holdings (Æ)	838	78
Life Technologies Corp. (Æ)	1,538	69
Perrigo Co.	721	85

Russell Consistent Growth ETF	7

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Quest Diagnostics, Inc.	1,283	77
St. Jude Medical, Inc.	2,188	87
Stryker Corp.	1,937	107
Varian Medical Systems, Inc. (Æ)	1,055	64
Watson Pharmaceuticals, Inc. Class B (Æ)	1,106	82
Zimmer Holdings, Inc.	1,331	86

		3,067

Materials and Processing - 5.6%
Air Products & Chemicals, Inc.	1,254	101
Airgas, Inc.	772	65
Celanese Corp. Class A	1,505	52
CF Industries Holdings, Inc.	478	93
Eastman Chemical Co.	1,354	68
Ecolab, Inc.	1,808	124
EI du Pont de Nemours & Co.	4,263	215
Fastenal Co.	1,886	76
FMC Corp.	1,339	72
Monsanto Co.	2,528	209
Mosaic Co. (The)	1,798	98
PPG Industries, Inc.	1,034	110
Praxair, Inc.	1,504	164
Precision Castparts Corp.	781	128
Sherwin-Williams Co. (The)	726	96
Sigma-Aldrich Corp.	1,037	77

		1,748

Producer Durables - 15.2%
3M Co.	3,148	283
Accenture PLC Class A	3,061	184
Agilent Technologies, Inc.	2,255	88
Ametek, Inc.	1,477	74
Automatic Data Processing, Inc.	2,635	147
Boeing Co. (The)	3,323	247
Caterpillar, Inc.	2,823	240
CH Robinson Worldwide, Inc.	1,267	74
Cooper Industries PLC	1,282	87
CSX Corp.	6,091	136
Cummins, Inc.	1,086	105
Danaher Corp.	2,809	146
DE Master Blenders 1753 NV	4,159	47
Deere & Co.	2,092	169
Dover Corp.	1,373	74
Eaton Corp.	2,126	84
Emerson Electric Co.	3,658	170
Expeditors International of Washington, Inc.	1,708	66
Flowserve Corp.	576	66
Goodrich Corp.	805	102
Honeywell International, Inc.	3,627	203
Illinois Tool Works, Inc.	2,410	127
Joy Global, Inc.	971	55
Kansas City Southern	1,003	70
Norfolk Southern Corp.	1,878	135

	Principal Amount ($) or Shares	Market Value $
PACCAR, Inc.	2,273	89
Pall Corp.	1,146	63
Rockwell Automation, Inc.	1,073	71
Rockwell Collins, Inc.	1,285	63
Roper Industries, Inc.	787	78
Stanley Black & Decker, Inc.	1,181	76
Stericycle, Inc. (Æ)	829	76
Trimble Navigation, Ltd. (Æ)	1,240	57
Union Pacific Corp.	2,224	265
United Parcel Service, Inc. Class B	3,266	257
United Technologies Corp.	3,951	299
Waters Corp. (Æ)	802	64
WW Grainger, Inc.	410	78

		4,715

Technology - 27.1%
Adobe Systems, Inc. (Æ)	3,121	101
Akamai Technologies, Inc. (Æ)	1,855	59
Altera Corp.	2,271	77
Amphenol Corp. Class A	1,331	73
Analog Devices, Inc.	2,172	82
Apple, Inc. (Æ)	3,529	2,062
Applied Materials, Inc.	8,338	96
Autodesk, Inc. (Æ)	1,862	65
Avago Technologies, Ltd.	1,805	65
BMC Software, Inc. (Æ)	1,673	71
Broadcom Corp. Class A (Æ)	3,083	104
Cisco Systems, Inc.	22,540	387
Citrix Systems, Inc. (Æ)	1,241	104
Cognizant Technology Solutions Corp. Class A (Æ)	1,688	101
EMC Corp. (Æ)	9,089	233
F5 Networks, Inc. (Æ)	618	62
Google, Inc. Class A (Æ)	1,007	584
Intel Corp.	21,398	570
International Business Machines Corp.	4,731	926
KLA-Tencor Corp.	1,409	69
Linear Technology Corp.	2,112	66
Marvell Technology Group, Ltd.	4,600	52
Maxim Integrated Products, Inc.	2,590	66
Microsoft Corp.	29,055	890
NetApp, Inc. (Æ)	2,322	74
NVIDIA Corp. (Æ)	5,004	69
Oracle Corp.	15,871	471
QUALCOMM, Inc.	6,898	384
Red Hat, Inc. (Æ)	1,430	81
Teradata Corp. (Æ)	1,254	90
Texas Instruments, Inc.	5,661	162
VMware, Inc. Class A (Æ)	695	63
Xilinx, Inc.	2,159	72

		8,431

Total Common Stocks (cost $30,248)		31,004

8	Russell Consistent Growth ETF

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	20,991	(¥)	21

Total Short-Term Investments (cost $21)			21

Total Investments - 99.9% (identified cost $30,269)			31,025

Other Assets and Liabilities, Net - 0.1%			27

Net Assets - 100.0%			31,052

See accompanying notes which are an integral part of this quarterly report.

Russell Consistent Growth ETF	9

Russell Exchange Traded Funds Trust

Russell Consistent Growth ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$4,780	$—	$—	$4,780
Consumer Staples	2,702	—	—	2,702
Energy	3,455	—	—	3,455
Financial Services	2,106	—	—	2,106
Health Care	3,067	—	—	3,067
Materials and Processing	1,748	—	—	1,748
Producer Durables	4,715	—	—	4,715
Technology	8,431	—	—	8,431
Short-Term Investments	—	21	—	21

Total Investments	$31,004	$21	$—	$31,025

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

10	Russell Consistent Growth ETF

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 16.1%
Advance Auto Parts, Inc.	327	22
American Eagle Outfitters, Inc.	1,332	26
Apollo Group, Inc. Class A (Æ)	639	23
Autoliv, Inc.	416	23
AutoZone, Inc. (Æ)	92	34
Bed Bath & Beyond, Inc. (Æ)	737	46
CarMax, Inc. (Æ)	908	24
Coach, Inc.	773	45
Costco Wholesale Corp.	1,013	96
Darden Restaurants, Inc.	568	29
Dollar Tree, Inc. (Æ)	816	44
Family Dollar Stores, Inc.	494	33
Fossil, Inc. (Æ)	225	17
Gap, Inc. (The)	1,306	36
Garmin, Ltd.	557	21
Gentex Corp.	946	20
Genuine Parts Co.	563	34
Home Depot, Inc.	3,395	180
International Game Technology	1,555	24
Kohl’s Corp.	813	37
Lowe’s Cos., Inc.	3,001	85
McDonald’s Corp.	2,159	191
Nike, Inc. Class B	831	73
Nordstrom, Inc.	590	29
NVR, Inc. (Æ)	32	27
Omnicom Group, Inc.	863	42
O’Reilly Automotive, Inc. (Æ)	425	36
Panera Bread Co. Class A (Æ)	158	22
PetSmart, Inc.	505	34
Polaris Industries, Inc.	353	25
Ralph Lauren Corp. Class A	215	30
Ross Stores, Inc.	732	46
Snap-on, Inc.	382	24
Staples, Inc.	2,380	31
Starbucks Corp.	1,722	92
Target Corp.	1,594	93
Tiffany & Co.	482	26
TJX Cos., Inc.	1,883	81
Tupperware Brands Corp.	369	20
Urban Outfitters, Inc. (Æ)	774	21
VF Corp.	279	37
Wal-Mart Stores, Inc.	3,657	255
Walt Disney Co. (The)	3,814	185
Whirlpool Corp.	360	22
Yum! Brands, Inc.	1,116	72

		2,413

Consumer Staples - 7.0%
Church & Dwight Co., Inc.	608	34
Colgate-Palmolive Co.	1,100	115
Energizer Holdings, Inc. (Æ)	348	26
General Mills, Inc.	1,629	63
Herbalife, Ltd.	467	23
HJ Heinz Co.	923	50
Hormel Foods Corp.	821	25

	Principal Amount ($) or Shares	Market Value $
Kellogg Co.	777	38
McCormick & Co., Inc.	556	34
PepsiCo, Inc.	3,266	230
Procter & Gamble Co. (The)	5,577	341
Walgreen Co.	2,230	66

		1,045

Energy - 13.9%
Atwood Oceanics, Inc. (Æ)	476	18
Baker Hughes, Inc.	1,222	50
Cameron International Corp. (Æ)	779	33
Chevron Corp.	3,994	422
Consol Energy, Inc.	917	28
EQT Corp.	599	32
Exxon Mobil Corp.	9,606	823
FMC Technologies, Inc. (Æ)	785	31
Halliburton Co.	2,233	63
Helmerich & Payne, Inc.	488	21
Hubbell, Inc. Class B (Æ)	326	25
Marathon Oil Corp.	1,879	48
National Oilwell Varco, Inc.	1,010	65
Occidental Petroleum Corp.	1,723	148
Oceaneering International, Inc.	513	25
Oil States International, Inc. (Æ)	309	20
Peabody Energy Corp.	1,086	27
QEP Resources, Inc.	879	26
Schlumberger, Ltd.	2,840	184

		2,089

Financial Services - 7.0%
ACE, Ltd.	865	64
Aflac, Inc.	1,251	53
Alliance Data Systems Corp. (Æ)	229	31
American Express Co.	2,288	133
Arch Capital Group, Ltd. (Æ)	695	28
Arthur J Gallagher & Co.	673	24
Brown & Brown, Inc.	916	25
Chubb Corp. (The)	770	56
Eaton Vance Corp.	804	22
Equifax, Inc.	608	28
FactSet Research Systems, Inc.	254	24
Fiserv, Inc. (Æ)	512	37
Franklin Resources, Inc.	410	46
Global Payments, Inc.	500	22
HCC Insurance Holdings, Inc.	733	23
IntercontinentalExchange, Inc. (Æ)	260	35
Northern Trust Corp.	762	35
SEI Investments Co.	1,076	21
T Rowe Price Group, Inc.	749	47
Torchmark Corp.	532	27
Total System Services, Inc.	1,025	25
Travelers Cos., Inc. (The)	1,024	65
US Bancorp	4,193	135
Waddell & Reed Financial, Inc. Class A	674	20
WR Berkley Corp.	675	26

		1,052

Russell Growth at a Reasonable Price ETF	11

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Health Care - 12.9%
Abbott Laboratories	3,235	208
Aetna, Inc.	1,053	41
AmerisourceBergen Corp. Class A	909	36
Amgen, Inc.	1,760	129
Baxter International, Inc.	1,359	72
Becton Dickinson and Co.	630	47
Biogen Idec, Inc. (Æ)	590	85
Cardinal Health, Inc.	1,052	44
Catalyst Health Solutions, Inc. (Æ)	341	32
Cigna Corp.	880	39
Covance, Inc. (Æ)	462	22
Coventry Health Care, Inc.	746	24
CR Bard, Inc.	331	36
DaVita, Inc. (Æ)	365	36
Dentsply International, Inc.	680	26
Edwards Lifesciences Corp. (Æ)	446	46
Endo Health Solutions, Inc. (Æ)	649	20
Express Scripts Holding Co. (Æ)	1,231	69
Gilead Sciences, Inc. (Æ)	1,858	95
Henry Schein, Inc. (Æ)	395	31
Humana, Inc.	500	39
IDEXX Laboratories, Inc. (Æ)	299	29
Laboratory Corp. of America Holdings (Æ)	371	34
McKesson Corp.	666	62
Mednax, Inc. (Æ)	314	22
Medtronic, Inc.	2,457	95
Patterson Cos., Inc.	671	23
Perrigo Co.	318	38
Quest Diagnostics, Inc.	570	34
ResMed, Inc. (Æ)	809	25
St. Jude Medical, Inc.	1,000	40
Stryker Corp.	896	49
Techne Corp.	306	23
UnitedHealth Group, Inc.	2,345	137
Universal Health Services, Inc. Class B	566	24
Varian Medical Systems, Inc. (Æ)	463	28
WellPoint, Inc.	883	56
Zimmer Holdings, Inc.	599	39

		1,935

Materials and Processing - 3.7%
Air Products & Chemicals, Inc.	584	47
Airgas, Inc.	335	28
Albemarle Corp.	434	26
Aptargroup, Inc.	430	22
Ball Corp.	683	28
Eastman Chemical Co.	590	30
Ecolab, Inc.	852	58
PPG Industries, Inc.	474	50
Praxair, Inc.	731	79
Precision Castparts Corp.	374	62
Reliance Steel & Aluminum Co.	435	22
Sherwin-Williams Co. (The)	323	43
Sigma-Aldrich Corp.	458	34
Valmont Industries, Inc.	184	22

		551

	Principal Amount ($) or Shares	Market Value $
Producer Durables - 20.9%
3M Co.	1,539	138
Accenture PLC Class A	1,503	90
Ametek, Inc.	647	32
Automatic Data Processing, Inc.	1,247	69
Boeing Co. (The)	1,628	121
Carlisle Cos., Inc.	448	24
Caterpillar, Inc.	1,383	117
CH Robinson Worldwide, Inc.	568	33
Cooper Industries PLC	573	39
Copart, Inc. (Æ)	846	20
CSX Corp.	2,857	64
Cummins, Inc.	512	50
Danaher Corp.	1,337	70
Deere & Co.	1,001	81
Donaldson Co., Inc.	753	25
Dover Corp.	618	33
Eaton Corp.	983	39
Emerson Electric Co.	1,745	81
Expeditors International of Washington, Inc.	760	29
Flir Systems, Inc.	957	19
Flowserve Corp.	250	29
Fluor Corp.	608	30
General Dynamics Corp.	859	57
General Electric Co.	21,085	440
Goodrich Corp.	370	47
Graco, Inc.	427	20
Honeywell International, Inc.	1,768	99
IDEX Corp.	550	21
IHS, Inc. Class A (Æ)	271	29
Illinois Tool Works, Inc.	1,135	60
Jacobs Engineering Group, Inc. (Æ)	614	23
JB Hunt Transport Services, Inc.	478	28
Joy Global, Inc.	425	24
KBR, Inc.	753	19
Kirby Corp. (Æ)	353	17
Landstar System, Inc.	377	19
Lincoln Electric Holdings, Inc.	525	23
Lockheed Martin Corp.	699	61
Mettler-Toledo International, Inc. (Æ)	151	24
MSC Industrial Direct Co., Inc. Class A	283	19
Norfolk Southern Corp.	876	63
PACCAR, Inc.	1,050	41
Pall Corp.	498	27
Parker Hannifin Corp.	484	37
Paychex, Inc.	1,149	36
Raytheon Co.	987	56
Regal-Beloit Corp.	326	20
Robert Half International, Inc.	824	24
Rockwell Collins, Inc.	566	28
Roper Industries, Inc.	350	35
Stericycle, Inc. (Æ)	362	33
Tidewater, Inc.	404	19
Towers Watson & Co. Class A	359	22
Union Pacific Corp.	1,088	130
United Technologies Corp.	1,944	147

12	Russell Growth at a Reasonable Price ETF

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Wabtec Corp.	311		24
Waste Management, Inc.	1,377		46
Waters Corp. (Æ)	353		28
WESCO International, Inc. (Æ)	335		19
WW Grainger, Inc.	185		35

			3,133

Technology - 18.0%
Adobe Systems, Inc. (Æ)	1,443		47
Altera Corp.	1,029		35
Amphenol Corp. Class A	593		33
Analog Devices, Inc.	980		37
Autodesk, Inc. (Æ)	828		29
Cisco Systems, Inc.	11,276		194
Cognizant Technology Solutions Corp. Class A (Æ)	795		48
Dell, Inc. (Æ)	4,121		52
F5 Networks, Inc. (Æ)	278		28
Google, Inc. Class A (Æ)	506		293
Hewlett-Packard Co.	4,528		91
Intel Corp.	10,718		285
International Business Machines Corp.	2,393		467
Linear Technology Corp.	924		29
Microchip Technology, Inc.	807		27
MICROS Systems, Inc. (Æ)	453		23
Microsoft Corp.	14,691		448
NetApp, Inc. (Æ)	1,071		34
Oracle Corp.	7,898		235
QUALCOMM, Inc.	3,428		191
Teradata Corp. (Æ)	564		41
Western Digital Corp. (Æ)	842		26

			2,693

Utilities - 0.3%
Sempra Energy	732		50

Total Common Stocks (cost $15,324)			14,961

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	10,445	(¥)	10

Total Short-Term Investments (cost $10)			10

Total Investments - 99.9% (identified cost $15,334)			14,971

Other Assets and Liabilities, Net - 0.1%			15

Net Assets - 100.0%			14,986

See accompanying notes which are an integral part of this quarterly report.

Russell Growth at a Reasonable Price ETF	13

Russell Exchange Traded Funds Trust

Russell Growth at a Reasonable Price ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$2,413	$—	$—	$2,413
Consumer Staples	1,045	—	—	1,045
Energy	2,089	—	—	2,089
Financial Services	1,052	—	—	1,052
Health Care	1,935	—	—	1,935
Materials and Processing	551	—	—	551
Producer Durables	3,133	—	—	3,133
Technology	2,693	—	—	2,693
Utilities	50	—	—	50
Short-Term Investments	—	10	—	10

Total Investments	$14,961	$10	$—	$14,971

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

14	Russell Growth at a Reasonable Price ETF

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 10.7%
Abercrombie & Fitch Co. Class A	248	8
American Eagle Outfitters, Inc.	724	14
Apollo Group, Inc. Class A (Æ)	275	10
Avon Products, Inc.	911	15
Best Buy Co., Inc.	614	13
Carnival Corp.	713	24
DISH Network Corp. Class A	519	15
GameStop Corp. Class A	464	9
Gap, Inc. (The)	790	22
Goodyear Tire & Rubber Co. (The) (Æ)	775	9
Hanesbrands, Inc. (Æ)	396	11
Harley-Davidson, Inc.	468	21
Harman International Industries, Inc.	255	10
Hertz Global Holdings, Inc. (Æ)	916	12
JC Penney Co., Inc.	412	10
Marriott International, Inc. Class A	533	21
MGM Resorts International (Æ)	1,088	12
Mohawk Industries, Inc. (Æ)	197	14
Newell Rubbermaid, Inc.	794	14
News Corp. Class A	3,110	69
Orchard Supply Hardware Stores Corp. Class A (Æ)	7	—	±
Penn National Gaming, Inc. (Æ)	271	12
Royal Caribbean Cruises, Ltd.	408	11
Sears Holdings Corp. (Æ)	161	10
Service Corp. International	950	12
Staples, Inc.	1,319	17
Starwood Hotels & Resorts Worldwide, Inc. (ö)	380	20
Target Corp.	945	55
Whirlpool Corp.	235	14

		484

Consumer Staples - 7.4%
Archer-Daniels-Midland Co.	1,030	30
Bunge, Ltd.	285	18
Campbell Soup Co.	420	14
Constellation Brands, Inc. Class A (Æ)	567	15
Energizer Holdings, Inc. (Æ)	179	13
Kroger Co. (The)	1,016	24
PepsiCo, Inc.	1,978	140
Safeway, Inc.	762	14
Sysco Corp.	932	28
Walgreen Co.	1,285	38

		334

Energy - 2.1%
Arch Coal, Inc.	660	5
Baker Hughes, Inc.	641	27
Chesapeake Energy Corp.	1,046	19
CONSOL Energy, Inc.	441	13
Nabors Industries, Ltd. (Æ)	723	10
Peabody Energy Corp.	500	12
Superior Energy Services, Inc. (Æ)	323	7

		93

	Principal Amount ($) or Shares	Market Value $
Financial Services - 36.5%
Aflac, Inc.	713	30
Allstate Corp. (The)	875	31
American Express Co.	1,386	81
American International Group, Inc. (Æ)	406	13
Assurant, Inc.	295	10
Axis Capital Holdings, Ltd.	367	12
Bank of New York Mellon Corp. (The)	1,829	40
BB&T Corp.	1,120	35
Berkshire Hathaway, Inc. Class B (Æ)	2,159	180
Capital One Financial Corp.	697	38
Cincinnati Financial Corp.	404	15
Citigroup, Inc.	3,688	101
Comerica, Inc.	519	16
Duke Realty Corp. (ö)	450	7
E*Trade Financial Corp. (Æ)	521	4
Everest Re Group, Ltd.	133	14
Fifth Third Bancorp	1,654	22
First Niagara Financial Group, Inc.	1,168	9
Goldman Sachs Group, Inc. (The)	684	66
Hartford Financial Services Group, Inc.	914	16
HCC Insurance Holdings, Inc.	396	12
Hudson City Bancorp, Inc.	1,800	11
Huntington Bancshares, Inc.	2,338	15
Jones Lang LaSalle, Inc.	161	11
JPMorgan Chase & Co.	4,924	176
KeyCorp	2,072	16
Lazard, Ltd. Class A	400	10
Legg Mason, Inc.	438	12
Lincoln National Corp.	724	16
Loews Corp.	554	23
Markel Corp. (Æ)	29	13
MetLife, Inc.	1,189	37
Morgan Stanley	2,296	33
NASDAQ OMX Group, Inc. (The)	419	9
NYSE Euronext	555	14
Old Republic International Corp.	1,150	10
PartnerRe, Ltd. - ADR	188	14
PNC Financial Services Group, Inc.	749	46
Principal Financial Group, Inc.	666	17
Raymond James Financial, Inc.	354	12
Regions Financial Corp.	3,167	21
Reinsurance Group of America, Inc. Class A	221	12
SLM Corp.	1,156	18
State Street Corp.	773	35
SunTrust Banks, Inc.	1,022	25
Thomson Reuters Corp.	700	20
Unum Group	667	13
Wells Fargo & Co.	6,087	204
Weyerhaeuser Co. (ö)	1,048	23
White Mountains Insurance Group, Ltd.	24	13
Zions Bancorporation	643	12

		1,643

Russell Contrarian ETF	15

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Health Care - 7.1%
Aetna, Inc.	614	24
Boston Scientific Corp. (Æ)	2,977	17
Covance, Inc. (Æ)	227	11
Coventry Health Care, Inc.	396	13
Eli Lilly & Co.	1,391	60
Health Net, Inc. (Æ)	328	8
Hospira, Inc. (Æ)	445	16
Patterson Cos., Inc.	352	12
PerkinElmer, Inc.	500	13
Thermo Fisher Scientific, Inc.	600	31
UnitedHealth Group, Inc.	1,423	82
WellPoint, Inc.	533	34

		321

Materials and Processing - 4.4%
Alcoa, Inc.	1,945	17
Allegheny Technologies, Inc.	263	8
Cytec Industries, Inc.	206	12
Dow Chemical Co. (The)	1,639	52
International Paper Co.	762	22
Martin Marietta Materials, Inc.	144	11
Masco Corp.	1,145	16
Nucor Corp.	547	21
Owens-Illinois, Inc. (Æ)	550	11
Sealed Air Corp.	621	10
Steel Dynamics, Inc.	781	9
United States Steel Corp.	207	4
Vulcan Materials Co.	182	7

		200

Producer Durables - 10.2%
Corrections Corp. of America	461	14
Expeditors International of Washington, Inc.	411	16
FedEx Corp.	458	41
General Dynamics Corp.	496	33
Illinois Tool Works, Inc.	679	36
Ingersoll-Rand PLC	601	25
Iron Mountain, Inc.	445	15
Jacobs Engineering Group, Inc. (Æ)	314	12
L-3 Communications Holdings, Inc. Class 3	229	17
Lexmark International, Inc. Class A	300	8
Lockheed Martin Corp.	426	36
Manpower, Inc.	290	11
Northrop Grumman Corp.	449	29
PACCAR, Inc.	603	24
Pitney Bowes, Inc.	586	9
Quanta Services, Inc. (Æ)	587	14
Raytheon Co.	574	32
Republic Services, Inc. Class A	640	17
Rockwell Collins, Inc.	309	15
RR Donnelley & Sons Co.	679	8

	Principal Amount ($) or Shares	Market Value $
Southwest Airlines Co.	1,759	16
URS Corp.	290	10
Xerox Corp.	2,501	20

		458

Technology - 6.1%
Advanced Micro Devices, Inc. (Æ)	1,945	11
Amdocs, Ltd.	466	14
Applied Materials, Inc.	2,193	25
Arrow Electronics, Inc. (Æ)	327	11
Avnet, Inc. (Æ)	410	13
Brocade Communications Systems, Inc. (Æ)	1,846	9
Computer Sciences Corp.	471	12
Dell, Inc. (Æ)	2,379	30
Harris Corp.	338	14
Hewlett-Packard Co.	2,594	51
Ingram Micro, Inc. Class A (Æ)	574	10
Micron Technology, Inc. (Æ)	2,187	14
Molex, Inc.	439	11
Motorola Solutions, Inc.	504	24
NCR Corp. (Æ)	580	13
SAIC, Inc.	933	11

		273

Utilities - 15.3%
AES Corp. (The) (Æ)	1,343	17
Ameren Corp.	490	16
American Electric Power Co., Inc.	745	30
AT&T, Inc.	7,246	259
Edison International	562	26
Entergy Corp.	309	21
Exelon Corp.	1,304	50
FirstEnergy Corp.	649	32
Frontier Communications Corp.	2,389	9
Great Plains Energy, Inc.	490	10
Level 3 Communications, Inc. (Æ)	250	6
NextEra Energy, Inc.	626	44
NII Holdings, Inc. (Æ)	502	5
NRG Energy, Inc. (Æ)	636	11
NV Energy, Inc.	737	13
Pepco Holdings, Inc.	618	12
PG&E Corp.	647	29
PPL Corp.	910	25
Public Service Enterprise Group, Inc.	808	26
Sempra Energy	412	28
Sprint Nextel Corp. (Æ)	3,010	10
Telephone & Data Systems, Inc.	393	8

		687

Total Common Stocks (cost $4,643)		4,493

16	Russell Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	3,994	(¥)	4

Total Short-Term Investments (cost $4)			4

Total Investments - 99.9% (identified cost $4,647)			4,497

Other Assets and Liabilities, Net - 0.1%			4

Net Assets - 100.0%			4,501

See accompanying notes which are an integral part of this quarterly report.

Russell Contrarian ETF	17

Russell Exchange Traded Funds Trust

Russell Contrarian ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$484	$—	$—	$484
Consumer Staples	334	—	—	334
Energy	93	—	—	93
Financial Services	1,643	—	—	1,643
Health Care	321	—	—	321
Materials and Processing	200	—	—	200
Producer Durables	458	—	—	458
Technology	273	—	—	273
Utilities	687	—	—	687
Short-Term Investments	—	4	—	4

Total Investments	$4,493	$4	$—	$4,497

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

18	Russell Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 9.6%
American Eagle Outfitters, Inc.	4,303	85
Autoliv, Inc.	1,316	72
Best Buy Co., Inc.	3,838	80
Carnival Corp.	3,964	136
Costco Wholesale Corp.	2,859	272
Darden Restaurants, Inc.	1,786	90
Dick’s Sporting Goods, Inc.	1,685	81
Foot Locker, Inc.	2,645	81
Garmin, Ltd.	1,780	68
Genuine Parts Co.	1,735	105
Hasbro, Inc.	2,166	73
Home Depot, Inc.	9,259	490
International Game Technology	4,906	77
Jarden Corp.	1,898	80
JC Penney Co., Inc.	2,398	56
Kohl’s Corp.	2,494	113
Lear Corp.	1,772	67
Leggett & Platt, Inc.	3,345	71
Lowe’s Cos., Inc.	8,423	240
Mattel, Inc.	3,480	113
Newell Rubbermaid, Inc.	4,883	89
Omnicom Group, Inc.	2,544	124
PVH Corp.	952	74
Signet Jewelers, Ltd.	1,693	75
Staples, Inc.	7,191	94
Starwood Hotels & Resorts Worldwide, Inc. (ö)	2,016	107
Target Corp.	4,465	260
VF Corp.	830	111
Viacom, Inc. Class B	4,012	189
Wal-Mart Stores, Inc.	9,916	690
Walt Disney Co. (The)	10,409	504
Williams-Sonoma, Inc.	2,122	74

		4,841

Consumer Staples - 7.6%
Archer-Daniels-Midland Co.	5,247	155
Beam, Inc.	1,752	109
Bunge, Ltd.	1,592	100
Church & Dwight Co., Inc.	1,924	107
Coca-Cola Enterprises, Inc.	3,558	100
ConAgra Foods, Inc.	4,247	110
CVS Caremark Corp.	8,159	381
Dr Pepper Snapple Group, Inc.	2,617	114
General Mills, Inc.	4,696	181
Hormel Foods Corp.	2,732	83
JM Smucker Co. (The)	1,286	97
Kraft Foods, Inc. Class A	9,950	384
Kroger Co. (The)	5,251	122
McCormick & Co., Inc.	1,758	107
Molson Coors Brewing Co. Class B	1,941	81
Procter & Gamble Co. (The)	15,042	922
Reynolds American, Inc.	3,076	138
Safeway, Inc.	4,664	85
Sysco Corp.	4,878	145

	Principal Amount ($) or Shares	Market Value $
Tyson Foods, Inc. Class A	4,555	86
Walgreen Co.	6,358	188

		3,795

Energy - 10.9%
Apache Corp.	2,515	221
Chevron Corp.	10,707	1,130
ConocoPhillips	7,462	417
CONSOL Energy, Inc.	2,839	86
Diamond Offshore Drilling, Inc.	1,218	72
Exxon Mobil Corp.	27,112	2,320
Helmerich & Payne, Inc.	1,549	67
Hubbell, Inc. Class B (Æ)	1,044	81
Marathon Oil Corp.	5,478	140
Occidental Petroleum Corp.	4,753	408
Peabody Energy Corp.	3,365	83
Phillips 66 Class W (Æ)	3,733	124
Spectra Energy Corp.	5,108	148
Valero Energy Corp.	5,134	124
Walter Energy, Inc. Class A	1,286	57

		5,478

Financial Services - 19.1%
ACE, Ltd.	2,487	184
Aflac, Inc.	3,637	155
Allstate Corp. (The)	4,405	155
American Capital Agency Corp. (ö)	3,089	104
American Express Co.	6,302	367
Ameriprise Financial, Inc.	2,137	112
Annaly Capital Management, Inc. (ö)	8,473	142
Aon PLC	2,826	132
Ares Capital Corp.	4,608	74
Arthur J Gallagher & Co.	2,208	77
Assurant, Inc.	1,981	69
Axis Capital Holdings, Ltd.	2,379	77
Bank of New York Mellon Corp. (The)	8,675	190
BB&T Corp.	5,367	166
BlackRock, Inc. Class A	715	121
Boston Properties, Inc. (ö)	1,280	139
BRE Properties, Inc. Class A (ö)	1,569	78
Capital One Financial Corp.	3,546	194
Charles Schwab Corp. (The)	9,330	121
Chubb Corp. (The)	2,252	164
Cincinnati Financial Corp.	2,391	91
CME Group, Inc. Class A	539	145
Comerica, Inc.	2,801	86
Digital Realty Trust, Inc. (ö)	1,278	96
Discover Financial Services	4,497	156
East West Bancorp, Inc.	3,267	77
Equifax, Inc.	1,909	89
Everest Re Group, Ltd.	848	88
Fidelity National Financial, Inc. Class A	4,342	84
Fidelity National Information Services, Inc.	3,078	105
First Niagara Financial Group, Inc.	7,497	57
Franklin Resources, Inc.	1,200	133
Global Payments, Inc.	1,642	71
Goldman Sachs Group, Inc. (The)	3,079	295

Russell Equity Income ETF	19

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

HCC Insurance Holdings, Inc.	2,364	74
HCP, Inc. (ö)	3,523	156
Invesco, Ltd.	4,512	102
Jones Lang LaSalle, Inc.	905	64
JPMorgan Chase & Co.	21,444	765
Kimco Realty Corp. (ö)	5,063	96
Liberty Property Trust (ö)	2,199	81
M&T Bank Corp.	1,289	106
Marsh & McLennan Cos., Inc.	4,623	149
MetLife, Inc.	5,701	176
Morgan Stanley	10,755	157
New York Community Bancorp, Inc.	6,287	79
Northern Trust Corp.	2,320	107
NYSE Euronext	3,211	82
PartnerRe, Ltd. - ADR	1,200	91
PNC Financial Services Group, Inc.	3,607	220
Progressive Corp. (The)	5,638	117
Raymond James Financial, Inc.	2,145	73
Rayonier, Inc. (ö)	1,924	86
Realty Income Corp. (ö)	2,143	90
RenaissanceRe Holdings, Ltd.	1,003	76
Senior Housing Properties Trust (ö)	3,409	76
State Street Corp.	3,877	173
TD Ameritrade Holding Corp.	4,048	69
Torchmark Corp.	1,672	85
Total System Services, Inc.	3,337	80
Travelers Cos., Inc. (The)	2,953	189
Unum Group	3,849	74
US Bancorp	11,611	373
Ventas, Inc. (ö)	2,296	145
Wells Fargo & Co.	26,569	887
WR Berkley Corp.	2,182	85

		9,577

Health Care - 13.8%
Abbott Laboratories	8,838	570
Aetna, Inc.	3,075	119
AmerisourceBergen Corp. Class A	2,775	109
Amgen, Inc.	4,913	359
Becton Dickinson and Co.	1,828	137
Bristol-Myers Squibb Co.	10,419	375
Cardinal Health, Inc.	3,106	130
Cigna Corp.	2,620	115
Cooper Cos., Inc. (The)	945	75
Covidien PLC	3,565	191
Dentsply International, Inc.	2,126	80
Eli Lilly & Co.	6,602	283
Humana, Inc.	1,469	114
Johnson & Johnson	14,741	997
McKesson Corp.	1,964	184
Medtronic, Inc.	6,898	267
Merck & Co., Inc.	17,110	714
Pfizer, Inc.	42,504	978
Quest Diagnostics, Inc.	1,736	104
St. Jude Medical, Inc.	2,971	119
Stryker Corp.	2,672	147
UnitedHealth Group, Inc.	6,470	378

	Principal Amount ($) or Shares	Market Value $
Universal Health Services, Inc. Class B	1,876	81
WellPoint, Inc.	2,586	165
Zimmer Holdings, Inc.	1,808	116

		6,907

Materials and Processing - 5.2%
Air Products & Chemicals, Inc.	1,703	137
Airgas, Inc.	1,035	87
Albemarle Corp.	1,372	82
Aptargroup, Inc.	1,396	71
Bemis Co., Inc.	2,368	74
CF Industries Holdings, Inc.	648	126
Eastman Chemical Co.	1,842	93
Ecolab, Inc.	2,456	168
Freeport-McMoRan Copper & Gold, Inc.	6,403	218
International Flavors & Fragrances, Inc.	1,376	75
Martin Marietta Materials, Inc.	891	70
Monsanto Co.	3,427	285
Mosaic Co. (The)	2,441	134
Nucor Corp.	2,970	113
Precision Castparts Corp.	1,058	174
Reliance Steel & Aluminum Co.	1,406	71
Rock-Tenn Co. Class A	1,210	66
Royal Gold, Inc.	1,179	92
RPM International, Inc.	2,908	79
Sealed Air Corp.	3,897	60
Sigma-Aldrich Corp.	1,410	104
Sonoco Products Co.	2,179	66
Timken Co.	1,577	72
Valspar Corp.	1,687	89

		2,606

Producer Durables - 13.6%
3M Co.	4,276	384
Agilent Technologies, Inc.	3,063	120
Ametek, Inc.	1,987	99
Automatic Data Processing, Inc.	3,576	199
Cintas Corp.	2,022	78
Cooper Industries PLC	1,742	119
CSX Corp.	8,375	187
Cummins, Inc.	1,476	143
Danaher Corp.	3,809	198
Dover Corp.	1,882	101
Eaton Corp.	2,859	113
Emerson Electric Co.	4,965	231
FedEx Corp.	2,251	206
Fluor Corp.	1,847	91
General Dynamics Corp.	2,506	165
General Electric Co.	56,525	1,179
Goodrich Corp.	1,094	139
Honeywell International, Inc.	4,969	278
IDEX Corp.	1,766	69
Illinois Tool Works, Inc.	3,268	173
Iron Mountain, Inc.	2,859	94
KBR, Inc.	2,399	59
Kennametal, Inc.	1,718	57
L-3 Communications Holdings, Inc. Class 3	1,328	98

20	Russell Equity Income ETF

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lincoln Electric Holdings, Inc.	1,699	74
Manpower, Inc.	1,642	60
Norfolk Southern Corp.	2,536	182
Northrop Grumman Corp.	2,246	143
Pall Corp.	1,552	85
Parker Hannifin Corp.	1,478	114
Pentair, Inc.	1,717	66
Raytheon Co.	2,914	165
Republic Services, Inc. Class A	3,607	95
Roper Industries, Inc.	1,058	104
Southwest Airlines Co.	11,049	102
SPX Corp.	1,007	66
Stanley Black & Decker, Inc.	1,605	103
Towers Watson & Co. Class A	1,211	73
United Technologies Corp.	5,342	404
Wabtec Corp.	1,034	81
Waste Management, Inc.	4,049	135
Xerox Corp.	14,265	112
Xylem, Inc.	3,016	76

		6,820

Technology - 10.5%
Activision Blizzard, Inc.	6,608	79
Altera Corp.	3,086	104
Analog Devices, Inc.	2,922	110
Applied Materials, Inc.	11,227	129
Broadcom Corp. Class A (Æ)	4,185	141
CA, Inc.	4,046	110
Cisco Systems, Inc.	30,519	524
Computer Sciences Corp.	2,725	68
Corning, Inc.	12,065	156
Harris Corp.	1,887	79
Hewlett-Packard Co.	12,466	251
Intel Corp.	28,880	770
KLA-Tencor Corp.	1,892	93
Maxim Integrated Products, Inc.	3,597	92
Microchip Technology, Inc.	2,461	81
Microsoft Corp.	47,807	1,463
Molex, Inc.	2,740	66
Oracle Corp.	21,492	638
Texas Instruments, Inc.	7,562	217
Xilinx, Inc.	2,900	97

		5,268

Utilities - 9.5%
AES Corp. (The) (Æ)	7,753	99
AGL Resources, Inc.	2,069	80
Alliant Energy Corp.	1,946	89
Ameren Corp.	3,054	102
American Electric Power Co., Inc.	3,937	157
AT&T, Inc.	31,808	1,135
CenterPoint Energy, Inc.	5,192	107
CenturyLink, Inc.	4,568	180
CMS Energy Corp.	3,884	91

	Principal Amount ($) or Shares		Market Value $
Consolidated Edison, Inc.	2,471		154
DTE Energy Co.	1,901		113
FirstEnergy Corp.	3,381		166
Integrys Energy Group, Inc.	1,527		87
MDU Resources Group, Inc.	3,524		76
NextEra Energy, Inc.	3,077		212
NV Energy, Inc.	4,741		83
ONEOK, Inc.	2,486		105
Pinnacle West Capital Corp.	1,748		90
PPL Corp.	4,968		138
Public Service Enterprise Group, Inc.	4,452		145
Questar Corp.	3,914		82
Southern Co.	5,578		259
TECO Energy, Inc.	4,397		79
Verizon Communications, Inc.	15,815		704
Wisconsin Energy Corp.	2,816		111
Xcel Energy, Inc.	4,638		132

			4,776

Total Common Stocks (cost $46,978)			50,068

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	39,036	(¥)	39

Total Short-Term Investments (cost $39)			39

Total Investments - 99.9% (identified cost $47,017)			50,107

Other Assets and Liabilities, Net - 0.1%			58

Net Assets - 100.0%			50,165

See accompanying notes which are an integral part of this quarterly report.

Russell Equity Income ETF	21

Russell Exchange Traded Funds Trust

Russell Equity Income ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$4,841	$—	$—	$4,841
Consumer Staples	3,795	—	—	3,795
Energy	5,478	—	—	5,478
Financial Services	9,577	—	—	9,577
Health Care	6,907	—	—	6,907
Materials and Processing	2,606	—	—	2,606
Producer Durables	6,820	—	—	6,820
Technology	5,268	—	—	5,268
Utilities	4,776	—	—	4,776
Short-Term Investments	—	39	—	39

Total Investments	$50,068	$39	$—	$50,107

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

22	Russell Equity Income ETF

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 9.4%
Aaron’s, Inc. Class A	139	4
Autoliv, Inc.	120	7
Best Buy Co., Inc.	373	8
Brinker International, Inc.	120	4
Career Education Corp. (Æ)	443	3
CarMax, Inc. (Æ)	244	6
CBS Corp. Class B	546	18
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	430	3
Comcast Corp. Class A	1,370	44
DeVry, Inc.	104	3
Dillard’s, Inc. Class A	79	5
DR Horton, Inc.	444	8
DSW, Inc. Class A	61	3
Education Management Corp. (Æ)	263	2
Expedia, Inc.	126	6
Federal-Mogul Corp. (Æ)	194	2
Foot Locker, Inc.	230	7
Ford Motor Co.	1,560	15
GameStop Corp. Class A	260	5
Gannett Co., Inc.	411	6
General Motors Co. (Æ)	730	14
Harman International Industries, Inc.	84	3
Hyatt Hotels Corp. Class A (Æ)	106	4
Interpublic Group of Cos., Inc. (The)	512	6
Jarden Corp.	156	7
JC Penney Co., Inc.	224	5
Johnson Controls, Inc.	501	14
KAR Auction Services, Inc. (Æ)	221	4
Kohl’s Corp.	95	4
Lear Corp.	154	6
Leggett & Platt, Inc.	167	3
Liberty Media Corp. - Interactive (Æ)	641	11
Macy’s, Inc.	376	13
MGM Resorts International (Æ)	455	5
Mohawk Industries, Inc. (Æ)	94	7
Newell Rubbermaid, Inc.	414	7
Penn National Gaming, Inc. (Æ)	132	6
RadioShack Corp.	591	2
Regal Entertainment Group Class A	277	4
Royal Caribbean Cruises, Ltd.	156	4
Signet Jewelers, Ltd.	137	6
Snap-on, Inc.	90	6
Staples, Inc.	774	10
Target Corp.	587	34
Thor Industries, Inc.	136	4
Time Warner, Inc.	897	34
Toll Brothers, Inc. (Æ)	258	8
TRW Automotive Holdings Corp. (Æ)	156	6
Wal-Mart Stores, Inc.	399	28
Washington Post Co. (The) Class B	13	5
Wendy’s Co. (The)	875	4
Whirlpool Corp.	103	6

		439

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 4.8%
Beam, Inc.	176	11
Bunge, Ltd.	135	9
Campbell Soup Co.	129	4
Coca-Cola Enterprises, Inc.	172	5
ConAgra Foods, Inc.	402	10
Constellation Brands, Inc. Class A (Æ)	269	7
CVS Caremark Corp.	1,175	55
Dean Foods Co. (Æ)	410	7
Energizer Holdings, Inc. (Æ)	96	7
Hormel Foods Corp.	160	5
Ingredion, Inc.	67	3
Kraft Foods, Inc. Class A	1,427	55
Kroger Co. (The)	247	6
Molson Coors Brewing Co. Class B	179	7
Ralcorp Holdings, Inc. (Æ)	87	6
Safeway, Inc.	444	8
Smithfield Foods, Inc. (Æ)	279	6
SUPERVALU, Inc.	727	4
Tyson Foods, Inc. Class A	410	8
Walgreen Co.	136	4

		227

Energy - 12.3%
Alpha Natural Resources, Inc. (Æ)	289	3
Apache Corp.	254	22
Arch Coal, Inc.	449	3
Baker Hughes, Inc.	283	12
Cameron International Corp. (Æ)	112	5
Chesapeake Energy Corp.	659	12
Chevron Corp.	1,576	166
ConocoPhillips	1,125	63
Denbury Resources, Inc. (Æ)	234	4
Devon Energy Corp.	389	23
EXCO Resources, Inc.	488	4
Exxon Mobil Corp.	1,091	93
Forest Oil Corp. (Æ)	281	2
Hess Corp.	295	13
Marathon Oil Corp.	680	17
McDermott International, Inc. (Æ)	264	3
Murphy Oil Corp.	189	9
Nabors Industries, Ltd. (Æ)	414	6
Newfield Exploration Co. (Æ)	138	4
Occidental Petroleum Corp.	503	43
Oil States International, Inc. (Æ)	47	3
Patterson-UTI Energy, Inc.	295	4
Phillips 66	556	18
Plains Exploration & Production Co. (Æ)	189	7
QEP Resources, Inc.	135	4
Quicksilver Resources, Inc. (Æ)	718	4
SEACOR Holdings, Inc. (Æ)	51	5
Tesoro Corp. (Æ)	235	6
Unit Corp. (Æ)	108	4
Valero Energy Corp.	576	14

		576

Russell Low P/E ETF	23

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Financial Services - 32.1%
ACE, Ltd.	318	24
Aflac, Inc.	450	19
Alleghany Corp. (Æ)	22	7
Allied World Assurance Co. Holdings AG	77	6
Allstate Corp. (The)	522	18
American Capital, Ltd. (Æ)	652	7
American Financial Group, Inc.	144	6
American International Group, Inc. (Æ)	455	15
Ameriprise Financial, Inc.	235	12
Annaly Capital Management, Inc. (ö)	959	16
Aon PLC	329	15
Arch Capital Group, Ltd. (Æ)	192	8
Aspen Insurance Holdings, Ltd.	171	5
Assurant, Inc.	157	5
Assured Guaranty, Ltd.	341	5
Axis Capital Holdings, Ltd.	200	7
Bank of America Corp.	8,606	70
Bank of New York Mellon Corp. (The)	1,144	25
Berkshire Hathaway, Inc. Class B (Æ)	1,469	122
BlackRock, Inc. Class A	51	9
BOK Financial Corp.	77	4
Capital One Financial Corp.	464	25
CapitalSource, Inc.	688	5
Capitol Federal Financial, Inc.	403	5
Chimera Investment Corp. (ö)	1,953	5
Cincinnati Financial Corp.	210	8
CIT Group, Inc. (Æ)	239	9
Citigroup, Inc.	2,460	67
City National Corp.	98	5
CME Group, Inc. Class A	65	17
CNA Financial Corp.	130	4
Comerica, Inc.	261	8
CommonWealth REIT (ö)	238	5
CoreLogic, Inc. (Æ)	270	5
Discover Financial Services	488	17
E*Trade Financial Corp. (Æ)	517	4
Endurance Specialty Holdings, Ltd.	111	4
Equity Residential (ö)	269	17
Fidelity National Financial, Inc. Class A	357	7
Fidelity National Information Services, Inc.	302	10
Fifth Third Bancorp	956	13
First Horizon National Corp.	509	4
First Niagara Financial Group, Inc.	604	5
Fulton Financial Corp.	463	5
Genworth Financial, Inc. Class A (Æ)	784	4
Goldman Sachs Group, Inc. (The)	446	43
Hanover Insurance Group, Inc. (The)	114	4
Hartford Financial Services Group, Inc.	511	9
HCC Insurance Holdings, Inc.	192	6
HCP, Inc. (ö)	405	18
Hudson City Bancorp, Inc.	779	5
Huntington Bancshares, Inc.	1,191	8
Invesco, Ltd.	484	11
Janus Capital Group, Inc.	507	4
Jefferies Group, Inc.	282	4
JPMorgan Chase & Co.	3,313	118

	Principal Amount ($) or Shares	Market Value $
Kemper Corp.	145	4
KeyCorp	1,144	9
Legg Mason, Inc.	227	6
Leucadia National Corp.	282	6
Liberty Property Trust (ö)	182	7
Lincoln National Corp.	373	8
Loews Corp.	331	14
LPL Financial Holdings, Inc. (Æ)	88	3
M&T Bank Corp.	136	11
Macerich Co. (The) (ö)	123	7
Marsh & McLennan Cos., Inc.	544	18
MetLife, Inc.	754	23
Morgan Stanley	1,420	21
NASDAQ OMX Group, Inc. (The)	210	5
New York Community Bancorp, Inc.	582	7
NYSE Euronext	252	6
Old Republic International Corp.	511	4
PartnerRe, Ltd. - ADR	101	8
People’s United Financial, Inc.	488	6
PNC Financial Services Group, Inc.	478	29
Popular, Inc. (Æ)	237	4
Principal Financial Group, Inc.	355	9
Protective Life Corp.	175	5
Prudential Financial, Inc.	446	22
Regions Financial Corp.	1,513	10
Reinsurance Group of America, Inc. Class A	113	6
SLM Corp.	629	10
StanCorp Financial Group, Inc.	114	4
State Street Corp.	480	21
SunTrust Banks, Inc.	557	13
Synovus Financial Corp.	2,183	4
TFS Financial Corp. (Æ)	398	4
Thomson Reuters Corp.	271	8
Travelers Cos., Inc. (The)	374	24
Unum Group	367	7
US Bancorp	1,668	54
Validus Holdings, Ltd.	156	5
Valley National Bancorp	414	4
Visa, Inc. Class A	315	39
Washington Federal, Inc.	281	5
Wells Fargo & Co.	3,825	128
Weyerhaeuser Co. (ö)	455	10
XL Group PLC Class A	397	8
Zions Bancorporation	297	6

		1,505

Health Care - 9.5%
Aetna, Inc.	366	14
Alere, Inc. (Æ)	191	4
Allscripts Healthcare Solutions, Inc. (Æ)	221	2
Bio-Rad Laboratories, Inc. Class A (Æ)	47	5
Boston Scientific Corp. (Æ)	1,707	10
Bristol-Myers Squibb Co.	1,482	53
Cardinal Health, Inc.	216	9
CareFusion Corp. (Æ)	247	6
Cigna Corp.	292	13

24	Russell Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Community Health Systems, Inc. (Æ)	229	6
Cooper Cos., Inc. (The)	66	5
Coventry Health Care, Inc.	209	7
Covidien PLC	241	13
Forest Laboratories, Inc. (Æ)	302	11
Health Net, Inc. (Æ)	146	4
Hill-Rom Holdings, Inc.	100	3
Hologic, Inc. (Æ)	359	6
Hospira, Inc. (Æ)	107	4
Humana, Inc.	168	13
Life Technologies Corp. (Æ)	197	9
LifePoint Hospitals, Inc. (Æ)	119	5
Medtronic, Inc.	200	8
Omnicare, Inc.	183	6
Pfizer, Inc.	6,586	151
Qiagen NV (Æ)	393	7
Teleflex, Inc.	84	5
Tenet Healthcare Corp. (Æ)	930	5
Thermo Fisher Scientific, Inc.	369	19
VCA Antech, Inc. (Æ)	207	5
Warner Chilcott PLC Class A (Æ)	196	3
WellPoint, Inc.	326	21
Zimmer Holdings, Inc.	192	12

		444

Materials and Processing - 3.7%
Alcoa, Inc.	1,156	10
Armstrong World Industries, Inc.	80	4
Ashland, Inc.	116	8
Bemis Co., Inc.	184	6
Cabot Corp.	132	5
CF Industries Holdings, Inc.	27	5
Commercial Metals Co.	307	4
Domtar Corp.	63	5
Dow Chemical Co. (The)	1,050	33
Huntsman Corp.	352	5
International Paper Co.	363	11
Newmont Mining Corp.	458	22
Nucor Corp.	325	12
Owens Corning (Æ)	193	6
Owens-Illinois, Inc. (Æ)	269	5
Reliance Steel & Aluminum Co.	108	5
Schnitzer Steel Industries, Inc. Class A	92	3
Sealed Air Corp.	320	5
Sonoco Products Co.	176	5
Steel Dynamics, Inc.	266	3
Timken Co.	75	3
Titanium Metals Corp.	266	3
United States Steel Corp.	224	5

		173

Producer Durables - 12.4%
AECOM Technology Corp. (Æ)	195	3
AGCO Corp. (Æ)	144	7
Air Lease Corp. Class A (Æ)	160	3
Alexander & Baldwin Holdings, Inc.	102	5
Alliant Techsystems, Inc.	89	4

	Principal Amount ($) or Shares	Market Value $
Avery Dennison Corp.	186	5
BE Aerospace, Inc. (Æ)	75	3
Boeing Co. (The)	110	8
Booz Allen Hamilton Holding Corp. Class A	196	3
Carlisle Cos., Inc.	109	6
Chicago Bridge & Iron Co. NV	108	4
CNH Global NV (Æ)	101	4
Con-way, Inc.	141	5
Corrections Corp. of America	203	6
Covanta Holding Corp.	281	5
Delta Air Lines, Inc. (Æ)	610	7
Eaton Corp.	235	9
FedEx Corp.	277	25
General Cable Corp. (Æ)	129	3
General Dynamics Corp.	310	20
General Electric Co.	8,812	184
Genpact, Ltd. (Æ)	224	4
GrafTech International, Ltd. (Æ)	364	3
Harsco Corp.	203	4
Illinois Tool Works, Inc.	79	4
Ingersoll-Rand PLC	129	5
Itron, Inc. (Æ)	101	4
Jacobs Engineering Group, Inc. (Æ)	174	7
KBR, Inc.	208	5
Kennametal, Inc.	129	4
L-3 Communications Holdings, Inc.	126	9
Lexmark International, Inc. Class A	156	4
Manpower, Inc.	134	5
Monster Worldwide, Inc. (Æ)	430	4
Navistar International Corp. (Æ)	105	3
Norfolk Southern Corp.	317	23
Northrop Grumman Corp.	261	17
Oshkosh Corp. (Æ)	216	5
Pitney Bowes, Inc.	329	5
Quanta Services, Inc. (Æ)	327	8
Raytheon Co.	345	20
Regal-Beloit Corp.	83	5
Republic Services, Inc. Class A	364	10
RR Donnelley & Sons Co.	408	5
Ryder System, Inc.	102	4
Shaw Group, Inc. (The) (Æ)	153	4
Southwest Airlines Co.	914	8
Spirit Aerosystems Holdings, Inc. Class A (Æ)	202	5
SPX Corp.	72	5
Stanley Black & Decker, Inc.	174	11
Teekay Corp.	128	4
Terex Corp. (Æ)	230	4
Textron, Inc.	334	8
Towers Watson & Co. Class A	85	5
Trinity Industries, Inc.	161	4
United Continental Holdings, Inc. (Æ)	193	5
URS Corp.	137	5
UTi Worldwide, Inc.	192	3
Verisk Analytics, Inc. Class A (Æ)	83	4
Waste Connections, Inc.	109	3
WESCO International, Inc. (Æ)	67	4
Xerox Corp.	1,502	12

		580

Russell Low P/E ETF	25

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Technology - 8.4%
Activision Blizzard, Inc.	591	7
Akamai Technologies, Inc. (Æ)	100	3
Amdocs, Ltd.	242	7
AOL, Inc. (Æ)	252	7
Applied Materials, Inc.	1,238	14
Arrow Electronics, Inc. (Æ)	156	5
Avnet, Inc. (Æ)	202	6
AVX Corp.	278	3
Brocade Communications Systems, Inc. (Æ)	934	5
Computer Sciences Corp.	236	6
Corning, Inc.	1,504	20
Cree, Inc. (Æ)	184	5
Dell, Inc. (Æ)	542	7
Diebold, Inc.	138	5
EchoStar Corp. Class A (Æ)	155	4
Fairchild Semiconductor International, Inc. Class A (Æ)	325	5
Harris Corp.	144	6
Hewlett-Packard Co.	1,746	35
Ingram Micro, Inc. Class A (Æ)	301	5
Intel Corp.	4,442	118
International Rectifier Corp. (Æ)	203	4
Intersil Corp. Class A	334	4
Jabil Circuit, Inc.	153	3
KLA-Tencor Corp.	89	4
LSI Corp. (Æ)	689	4
Marvell Technology Group, Ltd.	613	7
MEMC Electronic Materials, Inc. (Æ)	954	2
Micron Technology, Inc. (Æ)	1,095	7
Molex, Inc.	227	5
Motorola Solutions, Inc.	287	14
NCR Corp. (Æ)	186	4
PMC - Sierra, Inc. (Æ)	642	4
QLogic Corp. (Æ)	185	3
SAIC, Inc.	399	5
SanDisk Corp. (Æ)	257	9
Tech Data Corp. (Æ)	94	5
Teradyne, Inc. (Æ)	338	5
Vishay Intertechnology, Inc. (Æ)	401	4
Western Digital Corp. (Æ)	265	8
Yahoo!, Inc. (Æ)	1,270	20

		394

Utilities - 7.2%
AGL Resources, Inc.	175	7
Alliant Energy Corp.	163	7
Ameren Corp.	293	10
American Electric Power Co., Inc.	468	19
Aqua America, Inc.	243	6
Atmos Energy Corp.	174	6
CenterPoint Energy, Inc.	496	10
CenturyLink, Inc.	581	23
DTE Energy Co.	192	11

	Principal Amount ($) or Shares		Market Value $
Duke Energy Corp.	1,236		28
Entergy Corp.	188		13
FirstEnergy Corp.	405		20
Frontier Communications Corp.	1,567		6
GenOn Energy, Inc. (Æ)	2,150		4
Great Plains Energy, Inc.	267		6
Hawaiian Electric Industries, Inc.	202		6
Integrys Energy Group, Inc.	123		7
National Fuel Gas Co.	123		6
NextEra Energy, Inc.	396		27
NII Holdings, Inc. (Æ)	190		2
NiSource, Inc.	357		9
NRG Energy, Inc. (Æ)	398		7
NV Energy, Inc.	388		7
Pepco Holdings, Inc.	351		7
PG&E Corp.	391		18
Pinnacle West Capital Corp.	155		8
PPL Corp.	573		16
Public Service Enterprise Group, Inc.	508		16
TECO Energy, Inc.	355		6
Telephone & Data Systems, Inc.	217		5
Time Warner Telecom, Inc. Class A (Æ)	161		4
US Cellular Corp. (Æ)	89		3
Westar Energy, Inc.	206		6

			336

Total Common Stocks (cost $4,998)			4,674

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	4,311	(¥)	4

Total Short-Term Investments (cost $4)			4

Total Investments - 99.9% (identified cost $5,002)			4,678

Other Assets and Liabilities, Net - 0.1%			6

Net Assets - 100.0%			4,684

See accompanying notes which are an integral part of this quarterly report.

26	Russell Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Low P/E ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$439	$—	$—	$439
Consumer Staples	227	—	—	227
Energy	576	—	—	576
Financial Services	1,505	—	—	1,505
Health Care	444	—	—	444
Materials and Processing	173	—	—	173
Producer Durables	580	—	—	580
Technology	394	—	—	394
Utilities	336	—	—	336
Short-Term Investments	—	4	—	4

Total Investments	$4,674	$4	$—	$4,678

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell Low P/E ETF	27

Russell Exchange Traded Funds Trust

Russell Small Cap Aggressive Growth ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 100.2%
Consumer Discretionary - 18.3%
Amerco, Inc.	146	13
American Public Education, Inc. (Æ)	397	13
Ameristar Casinos, Inc.	809	14
ANN, Inc. (Æ)	533	14
Arctic Cat, Inc. (Æ)	657	24
Asbury Automotive Group, Inc. (Æ)	554	13
BJ’s Restaurants, Inc. (Æ)	563	21
Body Central Corp. (Æ)	970	9
Bravo Brio Restaurant Group, Inc. (Æ)	764	14
Bridgepoint Education, Inc. (Æ)	609	13
Brunswick Corp.	581	13
Cabela’s, Inc. (Æ)	400	15
Caribou Coffee Co., Inc. (Æ)	1,521	20
Carter’s, Inc. (Æ)	565	30
Cheesecake Factory, Inc. (The) (Æ)	510	16
Chico’s FAS, Inc.	1,011	15
Children’s Place Retail Stores, Inc. (The) (Æ)	292	15
Churchill Downs, Inc.	270	16
Coinstar, Inc. (Æ)	237	16
Collective Brands, Inc. (Æ)	776	17
Constant Contact, Inc. (Æ)	945	17
Crocs, Inc. (Æ)	1,344	22
Dick’s Sporting Goods, Inc.	317	15
Drew Industries, Inc. (Æ)	548	15
Elizabeth Arden, Inc. (Æ)	436	17
Ethan Allen Interiors, Inc.	595	12
Express, Inc. (Æ)	603	11
Gentex Corp.	610	13
Grand Canyon Education, Inc. (Æ)	1,584	32
Hanesbrands, Inc. (Æ)	510	14
Harman International Industries, Inc.	322	13
HealthStream, Inc. (Æ)	1,213	32
Hibbett Sports, Inc. (Æ)	515	30
HSN, Inc.	404	16
Interval Leisure Group, Inc.	866	16
Knology, Inc. (Æ)	843	17
Krispy Kreme Doughnuts, Inc. (Æ)	2,065	13
Lamar Advertising Co. Class A (Æ)	465	13
LeapFrog Enterprises, Inc. Class A (Æ)	1,833	19
Madison Square Garden Co. (The) Class A (Æ)	822	31
Monro Muffler Brake, Inc.	683	23
Penske Automotive Group, Inc.	619	13
Polaris Industries, Inc.	389	28
Pool Corp.	403	16
Red Robin Gourmet Burgers, Inc. (Æ)	405	12
rue21 inc (Æ)	520	13
Sally Beauty Holdings, Inc. (Æ)	615	16
Select Comfort Corp. (Æ)	869	18
Six Flags Entertainment Corp.	328	18
Smith & Wesson Holding Corp. (Æ)	3,613	30
Stamps.com, Inc. (Æ)	1,009	25
Steven Madden, Ltd. (Æ)	350	11
Tesla Motors, Inc. (Æ)	756	24

	Principal Amount ($) or Shares	Market Value $
Ulta Salon Cosmetics & Fragrance, Inc.	303	28
Under Armour, Inc. Class A (Æ)	301	28
Vail Resorts, Inc.	349	17
ValueClick, Inc. (Æ)	772	13
Vitamin Shoppe, Inc. (Æ)	636	34
WABCO Holdings, Inc. (Æ)	249	13
Warnaco Group, Inc. (The) (Æ)	256	11
Weight Watchers International, Inc.	195	10
Zagg, Inc. (Æ)	2,634	29
Zumiez, Inc. (Æ)	417	17

		1,136

Consumer Staples - 2.4%
Casey’s General Stores, Inc.	277	16
Dean Foods Co. (Æ)	1,245	21
Fresh Market, Inc. (The) (Æ)	586	32
Hain Celestial Group, Inc. (The) (Æ)	350	19
Ingredion, Inc.	261	13
Peet’s Coffee & Tea, Inc. (Æ)	382	23
Susser Holdings Corp. (Æ)	595	22

		146

Energy - 5.0%
Ameresco, Inc. Class A (Æ)	1,112	13
Approach Resources, Inc. (Æ)	767	20
Capstone Turbine Corp. (Æ)	27,558	28
Dresser-Rand Group, Inc. (Æ)	325	14
FuelCell Energy, Inc. (Æ)	9,631	10
GeoResources, Inc. (Æ)	866	31
Goodrich Petroleum Corp. (Æ)	1,491	21
Key Energy Services, Inc. (Æ)	968	7
Kodiak Oil & Gas Corp. (Æ)	2,846	23
Lufkin Industries, Inc.	351	19
Mitcham Industries, Inc. (Æ)	666	11
Northern Oil and Gas, Inc. (Æ)	1,357	22
Oasis Petroleum, Inc. (Æ)	908	22
Oil States International, Inc. (Æ)	192	13
OYO Geospace Corp. (Æ)	267	24
SM Energy Co.	398	20
Vaalco Energy, Inc. (Æ)	1,595	14

		312

Financial Services - 4.7%
Advent Software, Inc. (Æ)	600	16
Broadridge Financial Solutions, Inc.	630	13
Cardtronics, Inc. (Æ)	573	17
eHealth, Inc. (Æ)	1,724	29
Extra Space Storage, Inc. (ö)	524	16
Financial Engines, Inc. (Æ)	1,259	27
FXCM, Inc. Class A	1,160	14
Heartland Payment Systems, Inc.	532	16
HFF, Inc. Class A (Æ)	915	13
Higher One Holdings, Inc. (Æ)	1,880	23
Investors Bancorp, Inc. (Æ)	1,022	15
MarketAxess Holdings, Inc.	755	20
MSCI, Inc. Class A (Æ)	418	14

28	Russell Small Cap Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Aggressive Growth ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Raymond James Financial, Inc.	421	14
Signature Bank NY (Æ)	244	15
SVB Financial Group (Æ)	234	14
Wright Express Corp. (Æ)	231	14

		290

Health Care - 23.1%
Abaxis, Inc. (Æ)	966	36
Abiomed, Inc. (Æ)	1,267	29
Accuray, Inc. (Æ)	4,019	27
Acorda Therapeutics, Inc. (Æ)	1,060	25
Air Methods Corp. (Æ)	176	17
Akorn, Inc. (Æ)	2,420	38
Align Technology, Inc. (Æ)	1,029	34
Alkermes PLC (Æ)	1,527	26
AMERIGROUP Corp. Class A (Æ)	224	15
Antares Pharma, Inc. (Æ)	8,711	32
Arqule, Inc. (Æ)	2,132	13
athenahealth, Inc. (Æ)	382	30
Auxilium Pharmaceuticals, Inc. (Æ)	1,515	41
AVANIR Pharmaceuticals, Inc. Class A (Æ)	8,288	32
BioMarin Pharmaceutical, Inc. (Æ)	821	32
BioScrip, Inc. (Æ)	4,167	31
Cepheid, Inc. (Æ)	673	30
Conceptus, Inc. (Æ)	1,969	39
Cubist Pharmaceuticals, Inc. (Æ)	651	25
Curis, Inc. (Æ)	5,875	32
Cyberonics, Inc. (Æ)	743	33
DexCom, Inc. (Æ)	2,715	35
Endo Health Solutions, Inc. (Æ)	386	12
Endologix, Inc. (Æ)	1,911	30
Gen-Probe, Inc. (Æ)	231	19
HeartWare International, Inc. (Æ)	428	38
HMS Holdings Corp. (Æ)	903	30
Insulet Corp. (Æ)	1,480	32
Ironwood Pharmaceuticals, Inc. Class A (Æ)	1,133	16
Jazz Pharmaceuticals PLC (Æ)	578	26
Luminex Corp. (Æ)	1,199	29
MAKO Surgical Corp. (Æ)	672	17
MedAssets, Inc. (Æ)	1,145	15
Medidata Solutions, Inc. (Æ)	1,056	34
Merge Healthcare, Inc. (Æ)	4,882	14
Molina Healthcare, Inc. (Æ)	458	11
Neurocrine Biosciences, Inc. (Æ)	1,891	15
NxStage Medical, Inc. (Æ)	1,471	25
Onyx Pharmaceuticals, Inc. (Æ)	751	49
Optimer Pharmaceuticals, Inc. (Æ)	2,023	31
Orthofix International NV (Æ)	406	17
PAREXEL International Corp. (Æ)	1,050	30
Prestige Brands Holdings, Inc. (Æ)	862	14
Questcor Pharmaceuticals, Inc. (Æ)	752	40
Quidel Corp. (Æ)	1,532	24
Salix Pharmaceuticals, Ltd. (Æ)	540	29
Savient Pharmaceuticals, Inc. (Æ)	12,898	7
Spectrum Pharmaceuticals, Inc. (Æ)	1,213	19
SXC Health Solutions Corp. (Æ)	374	37

	Principal Amount ($) or Shares	Market Value $
Team Health Holdings, Inc. (Æ)	742	18
Tornier NV (Æ)	1,096	25
ViroPharma, Inc. (Æ)	512	12
Volcano Corp. (Æ)	999	29
XenoPort, Inc. (Æ)	6,250	38

		1,434

Materials and Processing - 4.8%
Allied Nevada Gold Corp. (Æ)	871	25
American Vanguard Corp.	1,295	33
Beacon Roofing Supply, Inc. (Æ)	581	15
Calgon Carbon Corp. (Æ)	966	14
Carpenter Technology Corp.	542	26
Haynes International, Inc.	236	12
Mueller Industries, Inc.	332	14
Myers Industries, Inc.	1,033	18
NCI Building Systems, Inc. (Æ)	1,335	14
Rockwood Holdings, Inc.	293	13
Royal Gold, Inc.	432	34
Simpson Manufacturing Co., Inc.	467	14
TPC Group, Inc. (Æ)	636	24
Universal Stainless & Alloy (Æ)	658	27
Valspar Corp.	318	17

		300

Producer Durables - 15.4%
Advisory Board Co. (The) (Æ)	638	32
Allegiant Travel Co. Class A (Æ)	519	35
American Railcar Industries, Inc. (Æ)	649	18
AO Smith Corp.	335	16
Barnes Group, Inc.	568	14
Carlisle Cos., Inc.	300	16
Chart Industries, Inc. (Æ)	384	26
Clean Harbors, Inc. (Æ)	418	24
Colfax Corp. (Æ)	804	22
Copa Holdings SA Class A	194	16
Darling International, Inc. (Æ)	1,616	27
DXP Enterprises, Inc. (Æ)	644	27
Dycom Industries, Inc. (Æ)	640	12
EnPro Industries, Inc. (Æ)	371	14
ESCO Technologies, Inc.	410	15
FARO Technologies, Inc. (Æ)	480	20
Federal Signal Corp. (Æ)	2,712	16
Forward Air Corp.	408	13
Genesee & Wyoming, Inc. Class A (Æ)	276	15
Gorman-Rupp Co. (The)	517	15
Graco, Inc.	282	13
H&E Equipment Services, Inc. (Æ)	806	12
Hub Group, Inc. Class A (Æ)	418	15
Huron Consulting Group, Inc. (Æ)	749	24
InnerWorkings, Inc. (Æ)	2,415	33
Insperity, Inc.	488	13
JB Hunt Transport Services, Inc.	277	17
Kaman Corp. Class A	444	14
Lincoln Electric Holdings, Inc.	330	14
Littelfuse, Inc.	240	14
Maxwell Technologies, Inc. (Æ)	1,512	10

Russell Small Cap Aggressive Growth ETF	29

Russell Exchange Traded Funds Trust

Russell Small Cap Aggressive Growth ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Measurement Specialties, Inc. (Æ)	444	14
Mistras Group, Inc. (Æ)	1,181	31
National Instruments Corp.	539	14
Nordson Corp.	282	14
Old Dominion Freight Line, Inc. (Æ)	314	14
On Assignment, Inc. (Æ)	1,610	26
OSI Systems, Inc. (Æ)	457	29
RailAmerica, Inc. (Æ)	1,311	32
Roadrunner Transportation Systems, Inc. (Æ)	1,622	27
Robert Half International, Inc.	494	14
Ryder System, Inc.	282	10
ServiceSource International, Inc. (Æ)	1,813	25
SPX Corp.	194	13
Team, Inc. (Æ)	496	15
Tennant Co.	340	14
Titan Machinery, Inc. (Æ)	544	17
Toro Co. (The)	216	16
Trimas Corp. (Æ)	681	14
Triumph Group, Inc.	239	13
TrueBlue, Inc. (Æ)	843	13
Wabash National Corp. (Æ)	1,486	10
Watts Water Technologies, Inc. Class A	370	12

		959

Technology - 24.7%
3D Systems Corp. (Æ)	650	22
AboveNet, Inc. (Æ)	181	15
Acacia Research Corp. (Æ)	678	25
ACI Worldwide, Inc. (Æ)	699	31
Actuate Corp. (Æ)	4,475	31
Anixter International, Inc.	206	11
Ariba, Inc. (Æ)	468	21
Aspen Technology, Inc. (Æ)	1,371	32
ATMI, Inc. (Æ)	1,205	25
Cadence Design Systems, Inc. (Æ)	2,392	26
Cavium, Inc. (Æ)	918	26
Ceva, Inc. (Æ)	664	12
Cirrus Logic, Inc. (Æ)	1,182	36
Cognex Corp.	664	21
Coherent, Inc. (Æ)	256	11
CommVault Systems, Inc. (Æ)	564	28
comScore, Inc. (Æ)	1,325	22
Concur Technologies, Inc. (Æ)	488	33
DealerTrack Holdings, Inc. (Æ)	936	28
Ebix, Inc.	1,216	24
Entegris, Inc. (Æ)	1,614	14
Extreme Networks (Æ)	7,393	25
Fabrinet (Æ)	851	11
FEI Co.	307	15
Finisar Corp. (Æ)	748	11
Fortinet, Inc. (Æ)	1,018	24
Gartner, Inc. (Æ)	660	28
IAC/InterActiveCorp	577	26
iGATE Corp. (Æ)	917	16
II-VI, Inc. (Æ)	1,191	20
Interactive Intelligence Group, Inc. (Æ)	922	26

	Principal Amount ($) or Shares	Market Value $
IPG Photonics Corp. (Æ)	287	13
Ixia (Æ)	1,223	15
Jabil Circuit, Inc.	600	12
Kenexa Corp. (Æ)	900	26
Kulicke & Soffa Industries, Inc. (Æ)	2,252	20
Lattice Semiconductor Corp. (Æ)	4,329	16
LogMeIn, Inc. (Æ)	804	25
Microsemi Corp. (Æ)	1,321	24
MicroStrategy, Inc. Class A (Æ)	202	26
Nanometrics, Inc. (Æ)	1,520	23
NETGEAR, Inc. (Æ)	395	14
NetSuite, Inc. (Æ)	563	31
NeuStar, Inc. Class A (Æ)	413	14
NIC, Inc.	2,322	29
ON Semiconductor Corp. (Æ)	1,673	12
Opnet Technologies, Inc.	516	14
Parametric Technology Corp. (Æ)	1,010	21
Park Electrochemical Corp.	499	13
Pegasystems, Inc.	734	24
PROS Holdings, Inc. (Æ)	1,504	25
QLIK Technologies, Inc. (Æ)	880	19
Quest Software, Inc. (Æ)	648	18
RealPage, Inc. (Æ)	1,469	35
Riverbed Technology, Inc. (Æ)	1,011	16
Sapient Corp.	2,275	23
Semtech Corp. (Æ)	989	24
Silicon Laboratories, Inc. (Æ)	348	13
Skyworks Solutions, Inc. (Æ)	545	15
SolarWinds, Inc. (Æ)	733	32
Sonus Networks, Inc. (Æ)	5,157	11
Sourcefire, Inc. (Æ)	584	30
Stratasys, Inc. (Æ)	419	21
Super Micro Computer, Inc. (Æ)	1,603	25
Take-Two Interactive Software, Inc. (Æ)	1,842	17
TIBCO Software, Inc. (Æ)	918	27
TNS, Inc. (Æ)	688	12
Ultimate Software Group, Inc. (Æ)	387	35
Ultratech, Inc. (Æ)	970	31
Universal Display Corp. (Æ)	769	28
VeriFone Systems, Inc. (Æ)	288	10

		1,535

Utilities - 1.8%
8x8, Inc. (Æ)	6,741	28
Cogent Communications Group, Inc. (Æ)	1,484	29
Time Warner Telecom, Inc. Class A (Æ)	1,270	32
Towerstream Corp. (Æ)	5,962	25

		114

Total Common Stocks (cost $6,035)		6,226

30	Russell Small Cap Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Aggressive Growth ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	4,367	(¥)	4

Total Short-Term Investments (cost $4)			4

Total Investments - 100.3% (identified cost $6,039)			6,230

Other Assets and Liabilities, Net - (0.3%)			(18)

Net Assets - 100.0%			6,212

See accompanying notes which are an integral part of this quarterly report.

Russell Small Cap Aggressive Growth ETF	31

Russell Exchange Traded Funds Trust

Russell Small Cap Aggressive Growth ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,136	$—	$—	$1,136
Consumer Staples	146	—	—	146
Energy	312	—	—	312
Financial Services	290	—	—	290
Health Care	1,434	—	—	1,434
Materials and Processing	300	—	—	300
Producer Durables	959	—	—	959
Technology	1,535	—	—	1,535
Utilities	114	—	—	114
Short-Term Investments	—	4	—	4

Total Investments	$6,226	$4	$—	$6,230

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

32	Russell Small Cap Aggressive Growth ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Consistent Growth ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 100.0%
Consumer Discretionary - 21.1%
Aaron’s, Inc. Class A	656	19
American Public Education, Inc. (Æ)	852	27
Ancestry.com, Inc. (Æ)	1,423	40
Arbitron, Inc.	461	16
Ascena Retail Group, Inc. (Æ)	1,462	27
Bally Technologies, Inc. (Æ)	692	32
bebe stores inc	3,509	21
BJ’s Restaurants, Inc. (Æ)	643	24
Blue Nile, Inc. (Æ)	517	15
Body Central Corp. (Æ)	1,116	10
Brinker International, Inc.	636	20
Buffalo Wild Wings, Inc. (Æ)	357	31
Capella Education Co. (Æ)	482	17
Carter’s, Inc. (Æ)	343	18
Chico’s FAS, Inc.	2,144	32
Coinstar, Inc. (Æ)	509	35
Deckers Outdoor Corp. (Æ)	507	22
Dorman Products, Inc. (Æ)	1,280	32
Drew Industries, Inc. (Æ)	1,185	33
Ethan Allen Interiors, Inc.	671	13
Fuel Systems Solutions, Inc. (Æ)	1,224	20
Grand Canyon Education, Inc. (Æ)	1,823	39
Guess?, Inc.	554	17
HealthStream, Inc. (Æ)	1,396	36
Hibbett Sports, Inc. (Æ)	593	34
HomeAway, Inc. (Æ)	1,261	27
Inter Parfums, Inc.	1,113	19
Interval Leisure Group, Inc.	980	19
Jos A Bank Clothiers, Inc. (Æ)	338	14
K12, Inc. (Æ)	1,370	32
Life Time Fitness, Inc. (Æ)	336	16
Lumber Liquidators Holdings, Inc. (Æ)	1,271	44
Madison Square Garden Co. (The) Class A (Æ)	946	35
Maidenform Brands, Inc. (Æ)	757	15
Matthews International Corp. Class A	537	17
Monro Muffler Brake, Inc.	780	26
rue21 inc (Æ)	1,103	28
Shuffle Master, Inc. (Æ)	1,840	25
Stamps.com, Inc. (Æ)	1,147	28
Steven Madden, Ltd. (Æ)	757	24
Sturm Ruger & Co., Inc.	659	26
Texas Roadhouse, Inc. Class A	1,049	19
True Religion Apparel, Inc.	1,165	34
Vera Bradley, Inc. (Æ)	1,074	23
VistaPrint NV (Æ)	837	27
Vitamin Shoppe, Inc. (Æ)	722	41
Warnaco Group, Inc. (The) (Æ)	292	12
WMS Industries, Inc. (Æ)	718	14
Wolverine World Wide, Inc.	457	18
XO Group, Inc. (Æ)	3,448	31
Zagg, Inc. (Æ)	3,003	33
Zumiez, Inc. (Æ)	884	35

		1,312

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 4.3%
Fresh Market, Inc. (The) (Æ)	675	36
GNC Holdings, Inc. Class A	917	36
Hain Celestial Group, Inc. (The) (Æ)	389	21
J&J Snack Foods Corp.	334	20
Medifast, Inc. (Æ)	1,853	37
Peet’s Coffee & Tea, Inc. (Æ)	439	26
Snyders-Lance, Inc.	679	17
TreeHouse Foods, Inc. (Æ)	291	18
USANA Health Sciences, Inc. (Æ)	867	36
WD-40 Co.	375	19

		266

Energy - 3.9%
Ameresco, Inc. Class A (Æ)	2,391	29
Atwood Oceanics, Inc. (Æ)	709	27
CARBO Ceramics, Inc.	303	23
Dril-Quip, Inc. (Æ)	498	33
GeoResources, Inc. (Æ)	977	35
Key Energy Services, Inc. (Æ)	1,099	8
Lufkin Industries, Inc.	395	21
Mitcham Industries, Inc. (Æ)	757	13
Newpark Resources, Inc. (Æ)	2,081	12
OYO Geospace Corp. (Æ)	307	28
Vaalco Energy, Inc. (Æ)	1,804	16

		245

Financial Services - 7.9%
Advent Software, Inc. (Æ)	666	18
Amtrust Financial Services, Inc.	634	19
CBOE Holdings, Inc.	598	17
Duff & Phelps Corp. Class A	1,097	16
Extra Space Storage, Inc. (ö)	592	18
Ezcorp, Inc. Class A (Æ)	999	23
Fair Isaac Corp.	388	16
First Cash Financial Services, Inc. (Æ)	755	30
FleetCor Technologies, Inc. (Æ)	835	29
Green Dot Corp. Class A (Æ)	1,221	27
HFF, Inc. Class A (Æ)	1,031	14
Higher One Holdings, Inc. (Æ)	2,139	26
Jack Henry & Associates, Inc.	498	17
LPL Financial Holdings, Inc. (Æ)	448	15
Morningstar, Inc.	513	30
Netspend Holdings, Inc. (Æ)	4,110	39
SEI Investments Co.	821	16
Signature Bank NY (Æ)	274	17
Stifel Financial Corp. (Æ)	449	14
SVB Financial Group (Æ)	264	16
Texas Capital Bancshares, Inc. (Æ)	500	20
TFS Financial Corp. (Æ)	1,847	18
UMB Financial Corp.	380	19
Wright Express Corp. (Æ)	263	16

		490

Russell Small Cap Consistent Growth ETF	33

Russell Exchange Traded Funds Trust

Russell Small Cap Consistent Growth ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Health Care - 11.8%
Abaxis, Inc. (Æ)	1,098	41
Align Technology, Inc. (Æ)	1,158	39
Bio-Reference Labs, Inc. (Æ)	1,360	36
Bruker Corp. (Æ)	1,114	15
Cantel Medical Corp.	1,275	35
Chemed Corp.	272	16
Computer Programs & Systems, Inc.	563	32
Covance, Inc. (Æ)	357	17
Cubist Pharmaceuticals, Inc. (Æ)	749	28
Cyberonics, Inc. (Æ)	838	38
Ensign Group, Inc. (The)	630	18
Gen-Probe, Inc. (Æ)	263	22
Haemonetics Corp. (Æ)	245	18
Hanger Orthopedic Group, Inc. (Æ)	780	20
Impax Laboratories, Inc. (Æ)	1,317	27
IPC The Hospitalist Co., Inc. (Æ)	867	39
Lincare Holdings, Inc.	675	23
Masimo Corp. (Æ)	1,385	31
Medicis Pharmaceutical Corp. Class A	460	16
Metropolitan Health Networks, Inc. (Æ)	1,812	17
Myriad Genetics, Inc. (Æ)	731	17
Omnicell, Inc. (Æ)	1,121	16
PAREXEL International Corp. (Æ)	632	18
Patterson Cos., Inc.	518	18
Quality Systems, Inc.	741	20
Sirona Dental Systems, Inc. (Æ)	331	15
Thoratec Corp. (Æ)	504	17
United Therapeutics Corp. (Æ)	687	34
VCA Antech, Inc. (Æ)	735	16
ViroPharma, Inc. (Æ)	578	14
West Pharmaceutical Services, Inc.	406	20

		733

Materials and Processing - 5.9%
Acuity Brands, Inc.	271	14
American Vanguard Corp.	786	21
Armstrong World Industries, Inc.	351	17
Balchem Corp.	564	18
Cabot Corp.	398	16
Cabot Microelectronics Corp.	834	24
Carpenter Technology Corp.	619	30
Clarcor, Inc.	346	17
Dynamic Materials Corp.	804	14
Globe Specialty Metals, Inc.	2,138	29
Haynes International, Inc.	269	14
Hexcel Corp. (Æ)	729	19
Intrepid Potash, Inc. (Æ)	701	16
LSB Industries, Inc. (Æ)	440	14
RBC Bearings, Inc. (Æ)	369	17
Schweitzer-Mauduit International, Inc.	246	17
Simpson Manufacturing Co., Inc.	527	16
Titanium Metals Corp.	2,387	27
Universal Stainless & Alloy (Æ)	757	30

		370

	Principal Amount ($) or Shares	Market Value $
Producer Durables - 23.8%
Aerovironment, Inc. (Æ)	1,209	32
Allegiant Travel Co. Class A (Æ)	587	42
American Railcar Industries, Inc. (Æ)	723	20
AO Smith Corp.	379	19
Applied Industrial Technologies, Inc.	413	15
Astec Industries, Inc. (Æ)	467	14
Babcock & Wilcox Co. (The) (Æ)	660	16
Barnes Group, Inc.	648	16
Carlisle Cos., Inc.	342	18
Cascade Corp.	339	16
Chart Industries, Inc. (Æ)	435	30
Colfax Corp. (Æ)	919	25
Copa Holdings SA Class A	215	18
Copart, Inc. (Æ)	664	16
Corporate Executive Board Co. (The)	403	16
Corrections Corp. of America	627	18
Cubic Corp.	362	17
Darling International, Inc. (Æ)	1,859	31
Dice Holdings, Inc. (Æ)	1,827	17
DXP Enterprises, Inc. (Æ)	742	31
ESCO Technologies, Inc.	462	17
ExlService Holdings, Inc. (Æ)	1,180	29
Exponent, Inc. (Æ)	350	18
FARO Technologies, Inc. (Æ)	555	23
Forrester Research, Inc.	999	34
Forward Air Corp.	466	15
Franklin Electric Co., Inc.	353	18
Genesee & Wyoming, Inc. Class A (Æ)	593	31
Genpact, Ltd. (Æ)	1,986	33
Gorman-Rupp Co. (The)	582	17
HEICO Corp.	775	31
InnerWorkings, Inc. (Æ)	2,741	38
Knight Transportation, Inc.	1,804	29
Landstar System, Inc.	561	29
Lindsay Corp.	257	17
Liquidity Services, Inc. (Æ)	722	37
Littelfuse, Inc.	271	15
MAXIMUS, Inc.	429	22
Measurement Specialties, Inc. (Æ)	960	31
Middleby Corp. (Æ)	320	32
Mine Safety Appliances Co.	421	17
National Instruments Corp.	1,136	31
Old Dominion Freight Line, Inc. (Æ)	679	29
On Assignment, Inc. (Æ)	976	16
OSI Systems, Inc. (Æ)	528	33
RailAmerica, Inc. (Æ)	1,508	36
Raven Industries, Inc.	279	19
Regal-Beloit Corp.	260	16
Resources Connection, Inc.	1,209	15
Rollins, Inc.	798	18
RPX Corp. Class A (Æ)	1,909	27
Spirit Airlines, Inc. (Æ)	873	17
Sun Hydraulics Corp.	1,238	30
Team, Inc. (Æ)	1,047	33
TeleTech Holdings, Inc. (Æ)	1,055	17
Tennant Co.	736	29

34	Russell Small Cap Consistent Growth ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Consistent Growth ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Tetra Tech, Inc. (Æ)	647	17
Thermon Group Holdings, Inc. (Æ)	1,563	32
Toro Co. (The)	240	18
Triumph Group, Inc.	271	15
Watts Water Technologies, Inc. Class A	417	14
Werner Enterprises, Inc.	683	16
Woodward, Inc.	756	30
Zebra Technologies Corp. Class A (Æ)	414	14

		1,482

Technology - 20.8%
Actuate Corp. (Æ)	5,092	35
ADTRAN, Inc.	1,038	31
American Science & Engineering, Inc.	258	15
Blackbaud, Inc.	975	25
Ceva, Inc. (Æ)	1,427	25
Cognex Corp.	402	13
Coherent, Inc. (Æ)	295	13
Compuware Corp. (Æ)	1,858	17
Cymer, Inc. (Æ)	349	21
Diodes, Inc. (Æ)	1,372	26
DTS, Inc. (Æ)	1,058	28
Fabrinet (Æ)	959	12
FEI Co.	347	17
Hittite Microwave Corp. (Æ)	587	30
II-VI, Inc. (Æ)	1,371	23
Interactive Intelligence Group, Inc. (Æ)	1,061	30
IPG Photonics Corp. (Æ)	622	27
iRobot Corp. (Æ)	1,189	26
JDA Software Group, Inc. (Æ)	623	18
Manhattan Associates, Inc. (Æ)	364	17
Micrel, Inc.	3,156	30
Microsemi Corp. (Æ)	795	15
Monolithic Power Systems, Inc. (Æ)	1,646	33
Monotype Imaging Holdings, Inc. (Æ)	1,140	19
Multi-Fineline Electronix, Inc. (Æ)	631	16
NETGEAR, Inc. (Æ)	848	29
Netscout Systems, Inc. (Æ)	838	18
NeuStar, Inc. Class A (Æ)	458	15
NIC, Inc.	2,630	33
NVE Corp. (Æ)	603	32
OpenTable, Inc. (Æ)	790	36
Opnet Technologies, Inc.	1,103	29
Park Electrochemical Corp.	562	15
Power Integrations, Inc.	872	33
QLogic Corp. (Æ)	960	13
Quest Software, Inc. (Æ)	733	20
Responsys, Inc. (Æ)	2,704	33
Rofin-Sinar Technologies, Inc. (Æ)	646	12
Rogers Corp. (Æ)	823	33
Sapient Corp.	2,554	26
Semtech Corp. (Æ)	1,138	28
Silicon Laboratories, Inc. (Æ)	740	28
SS&C Technologies Holdings, Inc. (Æ)	728	18
Stratasys, Inc. (Æ)	884	43

	Principal Amount ($) or Shares		Market Value $
Super Micro Computer, Inc. (Æ)	1,853		29
Synaptics, Inc. (Æ)	888		25
Synchronoss Technologies, Inc. (Æ)	1,015		19
Syntel, Inc.	578		35
Tyler Technologies, Inc. (Æ)	842		34
Ultratech, Inc. (Æ)	1,104		35
VASCO Data Security International, Inc. (Æ)	3,003		25
ViaSat, Inc. (Æ)	354		13
Volterra Semiconductor Corp. (Æ)	941		22

			1,293

Utilities - 0.5%
8x8, Inc. (Æ)	7,560		32

Total Common Stocks (cost $6,018)			6,223

Short-Term Investments - 0.0%
Russell U.S. Cash Management Fund	3,000	(¥)	3

Total Short-Term Investments (cost $3)			3

Total Investments - 100.0% (identified cost $6,021)			6,226

Other Assets and Liabilities, Net - (0.0%)			(2)

Net Assets - 100.0%			6,224

See accompanying notes which are an integral part of this quarterly report.

Russell Small Cap Consistent Growth ETF	35

Russell Exchange Traded Funds Trust

Russell Small Cap Consistent Growth ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,312	$—	$—	$1,312
Consumer Staples	266	—	—	266
Energy	245	—	—	245
Financial Services	490	—	—	490
Health Care	733	—	—	733
Materials and Processing	370	—	—	370
Producer Durables	1,482	—	—	1,482
Technology	1,293	—	—	1,293
Utilities	32	—	—	32
Short-Term Investments	—	3	—	3

Total Investments	$6,223	$3	$—	$6,226

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

36	Russell Small Cap Consistent Growth ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 100.2%
Consumer Discretionary - 15.2%
American Greetings Corp. Class A	890	13
ANN, Inc. (Æ)	656	17
Ascena Retail Group, Inc. (Æ)	1,118	21
Biglari Holdings, Inc. (Æ)	45	17
Brinker International, Inc.	640	20
Carter’s, Inc. (Æ)	388	20
Cato Corp. (The) Class A	598	18
Chico’s FAS, Inc.	1,479	22
Children’s Place Retail Stores, Inc. (The) (Æ)	281	14
Churchill Downs, Inc.	317	19
Cinemark Holdings, Inc.	787	18
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	1,363	8
DeVry, Inc.	452	14
Dorman Products, Inc. (Æ)	798	20
DR Horton, Inc.	1,285	24
Drew Industries, Inc. (Æ)	707	20
Ethan Allen Interiors, Inc.	754	15
Finish Line, Inc. (The) Class A	738	15
Foot Locker, Inc.	653	20
Fred’s, Inc. Class A	1,137	17
GameStop Corp. Class A	677	12
Helen of Troy, Ltd. (Æ)	513	17
Iconix Brand Group, Inc. (Æ)	878	15
Inter Parfums, Inc.	884	15
International Speedway Corp. Class A	633	17
Jack in the Box, Inc. (Æ)	747	21
JAKKS Pacific, Inc.	802	13
Jarden Corp.	495	21
John Wiley & Sons, Inc. Class A	324	16
Kirkland’s, Inc. (Æ)	1,235	14
Leggett & Platt, Inc.	697	15
Live Nation Entertainment, Inc. (Æ)	1,772	16
Matthews International Corp. Class A	470	15
Men’s Wearhouse, Inc. (The)	553	16
Meredith Corp.	537	17
New York Times Co. (The) Class A (Æ)	2,139	17
NVR, Inc. (Æ)	23	20
Oxford Industries, Inc.	406	18
Penske Automotive Group, Inc.	760	16
Pep Boys-Manny Moe & Jack (The)	1,355	13
Pier 1 Imports, Inc.	1,133	19
Regis Corp.	951	17
Ryland Group, Inc. (The)	1,019	27
Scholastic Corp.	568	16
Service Corp. International	1,494	18
Shoe Carnival, Inc.	970	21
Snap-on, Inc.	299	19
Stage Stores, Inc.	1,229	23
Steiner Leisure, Ltd. (Æ)	327	15
Stewart Enterprises, Inc. Class A	2,461	18
Texas Roadhouse, Inc. Class A	1,151	21
Toll Brothers, Inc. (Æ)	759	23
Tupperware Brands Corp.	263	14

	Principal Amount ($) or Shares	Market Value $
Vail Resorts, Inc.	344	17
WABCO Holdings, Inc. (Æ)	328	17
Warnaco Group, Inc. (The) (Æ)	308	13
Wolverine World Wide, Inc.	419	16

		990

Consumer Staples - 4.1%
Boston Beer Co., Inc. Class A (Æ)	156	19
Casey’s General Stores, Inc.	287	17
Constellation Brands, Inc. Class A (Æ)	800	22
Core-Mark Holding Co., Inc.	397	19
Flowers Foods, Inc.	774	18
Fresh Del Monte Produce, Inc.	620	15
Hain Celestial Group, Inc. (The) (Æ)	413	22
Harris Teeter Supermarkets, Inc.	391	16
J&J Snack Foods Corp.	295	17
Snyders-Lance, Inc.	729	18
Spartan Stores, Inc.	849	15
Tootsie Roll Industries, Inc.	654	16
TreeHouse Foods, Inc. (Æ)	236	15
United Natural Foods, Inc. (Æ)	400	22
WD-40 Co.	373	19

		270

Energy - 3.4%
Atwood Oceanics, Inc. (Æ)	373	14
Basic Energy Services, Inc. (Æ)	798	8
Dawson Geophysical Co. (Æ)	440	10
Energy Partners, Ltd. (Æ)	1,115	20
Energy XXI Bermuda, Ltd.	488	15
Helix Energy Solutions Group, Inc. (Æ)	863	14
Key Energy Services, Inc. (Æ)	996	8
Matrix Service Co. (Æ)	1,635	19
McMoRan Exploration Co. (Æ)	978	12
OYO Geospace Corp. (Æ)	169	15
Petroquest Energy, Inc. (Æ)	2,280	11
RPC, Inc.	1,199	14
SEACOR Holdings, Inc. (Æ)	177	16
Tesco Corp. (Æ)	1,156	14
Unit Corp. (Æ)	310	11
Vaalco Energy, Inc. (Æ)	2,447	22

		223

Financial Services - 15.7%
Advent Software, Inc. (Æ)	567	15
Allied World Assurance Co. Holdings AG	259	21
Alterra Capital Holdings, Ltd.	669	16
American Capital, Ltd. (Æ)	2,210	22
American Financial Group, Inc.	425	17
Ares Capital Corp.	984	16
Associated Banc-Corp.	1,473	19
Banner Corp.	952	21
BBCN Bancorp, Inc. (Æ)	1,630	18
BGC Partners, Inc. Class A	2,441	14
Boston Private Financial Holdings, Inc.	1,984	18
Brookline Bancorp, Inc.	1,904	17

Russell Small Cap Low P/E ETF	37

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Capitol Federal Financial, Inc.	1,353	16
Cash America International, Inc.	314	14
Cathay General Bancorp	1,110	18
Cohen & Steers, Inc.	565	19
Cousins Properties, Inc. (ö)	2,572	20
Credit Acceptance Corp. (Æ)	187	16
DuPont Fabros Technology, Inc. (ö)	684	20
Eaton Vance Corp.	642	17
Encore Capital Group, Inc. (Æ)	702	21
Euronet Worldwide, Inc. (Æ)	857	15
Ezcorp, Inc. Class A (Æ)	537	13
First Citizens BancShares, Inc. Class A (Æ)	91	15
First Financial Bancorp	964	15
First Potomac Realty Trust (ö)	1,203	14
FirstMerit Corp.	1,048	17
GFI Group, Inc.	3,676	13
Global Payments, Inc.	349	15
Heartland Payment Systems, Inc.	683	21
Hercules Technology Growth Capital, Inc.	1,628	18
Independent Bank Corp.	587	17
Infinity Property & Casualty Corp.	264	15
Jack Henry & Associates, Inc.	461	16
Main Street Capital Corp. Class A	790	19
Meadowbrook Insurance Group, Inc.	1,482	13
NASDAQ OMX Group, Inc. (The)	595	13
National Financial Partners Corp. (Æ)	1,110	15
Navigators Group, Inc. (The) (Æ)	328	16
NBT Bancorp, Inc.	720	16
Northwest Bancshares, Inc.	1,256	15
Old National Bancorp	1,364	16
Oritani Financial Corp.	1,186	17
PacWest Bancorp	820	19
Park National Corp.	251	18
Provident Financial Services, Inc.	1,170	18
RAIT Financial Trust (ö)	3,430	16
St. Joe Co. (The) (Æ)	1,065	17
StanCorp Financial Group, Inc.	434	16
Sterling Financial Corp. (Æ)	964	18
Susquehanna Bancshares, Inc.	1,948	20
TFS Financial Corp. (Æ)	1,654	16
TICC Capital Corp.	1,724	17
Total System Services, Inc.	769	18
Triangle Capital Corp.	845	19
TrustCo Bank Corp.	2,905	16
Waddell & Reed Financial, Inc. Class A	564	17
Washington Federal, Inc.	1,178	20
Wintrust Financial Corp.	552	20
Zions Bancorporation	959	19

		1,023

Health Care - 11.2%
Affymetrix, Inc. (Æ)	3,387	16
AMERIGROUP Corp. Class A (Æ)	268	18
AMN Healthcare Services, Inc. (Æ)	3,353	20
Amsurg Corp. Class A (Æ)	587	18
Analogic Corp.	273	17
AngioDynamics, Inc. (Æ)	1,034	12

	Principal Amount ($) or Shares	Market Value $
ArthroCare Corp. (Æ)	508	15
Bio-Rad Laboratories, Inc. Class A (Æ)	161	16
Chemed Corp.	286	17
CONMED Corp.	587	16
Cooper Cos., Inc. (The)	251	20
Covance, Inc. (Æ)	339	16
Greatbatch, Inc. (Æ)	692	16
Haemonetics Corp. (Æ)	260	19
Hanger Orthopedic Group, Inc. (Æ)	957	26
Health Net, Inc. (Æ)	492	12
ICU Medical, Inc. (Æ)	350	19
LifePoint Hospitals, Inc. (Æ)	390	16
Lincare Holdings, Inc.	646	22
Magellan Health Services, Inc. (Æ)	308	14
Medicis Pharmaceutical Corp. Class A	469	16
Merit Medical Systems, Inc. (Æ)	1,120	15
Molina Healthcare, Inc. (Æ)	701	16
Myriad Genetics, Inc. (Æ)	726	17
Orthofix International NV (Æ)	450	19
Owens & Minor, Inc.	492	15
PAREXEL International Corp. (Æ)	768	22
Patterson Cos., Inc.	507	17
PerkinElmer, Inc.	809	21
Prestige Brands Holdings, Inc. (Æ)	1,549	25
PSS World Medical, Inc. (Æ)	620	13
Qiagen NV (Æ)	1,027	17
Sciclone Pharmaceuticals, Inc. (Æ)	3,407	24
Sirona Dental Systems, Inc. (Æ)	341	15
STERIS Corp.	509	16
Symmetry Medical, Inc. (Æ)	1,955	17
Techne Corp.	227	17
Teleflex, Inc.	252	15
Thoratec Corp. (Æ)	503	17
Universal Health Services, Inc. Class B	381	16
VCA Antech, Inc. (Æ)	783	17
West Pharmaceutical Services, Inc.	400	20

		732

Materials and Processing - 12.1%
A Schulman, Inc.	746	15
Acuity Brands, Inc.	305	16
AMCOL International Corp.	456	13
Aptargroup, Inc.	304	16
Beacon Roofing Supply, Inc. (Æ)	784	20
Belden, Inc.	464	15
Bemis Co., Inc.	519	16
Calgon Carbon Corp. (Æ)	1,048	15
Coeur d’Alene Mines Corp. (Æ)	514	9
Comfort Systems USA, Inc.	1,468	15
Commercial Metals Co.	1,114	14
Compass Minerals International, Inc.	200	15
Cytec Industries, Inc.	327	19
Eagle Materials, Inc.	665	24
Encore Wire Corp.	595	16
Georgia Gulf Corp.	797	20
Gibraltar Industries, Inc. (Æ)	1,131	12
HB Fuller Co.	664	20

38	Russell Small Cap Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Innospec, Inc. (Æ)	527	16
Interface, Inc. Class A	1,341	18
Jaguar Mining, Inc. (Æ)	2,104	2
Kaiser Aluminum Corp.	329	17
KapStone Paper and Packaging Corp. (Æ)	929	15
LB Foster Co. Class A	527	15
Louisiana-Pacific Corp. (Æ)	1,919	21
LSB Industries, Inc. (Æ)	493	15
Martin Marietta Materials, Inc.	196	15
Minerals Technologies, Inc.	265	17
Mueller Industries, Inc.	402	17
Myers Industries, Inc.	1,254	22
Neenah Paper, Inc.	818	22
Packaging Corp. of America	589	17
PH Glatfelter Co.	1,056	17
PolyOne Corp.	1,421	19
Quaker Chemical Corp.	393	18
Reliance Steel & Aluminum Co.	312	16
RPM International, Inc.	653	18
Sensient Technologies Corp.	405	15
Silgan Holdings, Inc.	394	17
Simpson Manufacturing Co., Inc.	464	14
Sonoco Products Co.	471	14
Stepan Co.	189	18
Tredegar Corp.	689	10
Universal Stainless & Alloy (Æ)	408	17
Valmont Industries, Inc.	181	22
Wausau Paper Corp.	1,997	19
Worthington Industries, Inc.	870	18
Zoltek Cos., Inc. (Æ)	1,869	17

		788

Producer Durables - 18.9%
ABM Industries, Inc.	709	14
Actuant Corp. Class A	672	18
AECOM Technology Corp. (Æ)	730	12
Alaska Air Group, Inc. (Æ)	437	16
Allegiant Travel Co. Class A (Æ)	294	20
Altra Holdings, Inc.	863	14
Applied Industrial Technologies, Inc.	443	16
Astec Industries, Inc. (Æ)	467	14
AZZ, Inc.	362	22
BE Aerospace, Inc. (Æ)	396	17
Brady Corp. Class A	512	14
Briggs & Stratton Corp.	1,023	18
Brink’s Co. (The)	632	15
Bristow Group, Inc.	338	14
Carlisle Cos., Inc.	344	18
Cascade Corp.	352	17
Cintas Corp.	507	20
Consolidated Graphics, Inc. (Æ)	295	9
Convergys Corp.	1,185	18
Copa Holdings SA Class A	238	20
Corrections Corp. of America	734	22
Covanta Holding Corp.	1,026	18
Curtiss-Wright Corp.	472	15
Electronics for Imaging, Inc. (Æ)	1,041	17

	Principal Amount ($) or Shares	Market Value $
EMCOR Group, Inc.	597	17
EnerSys (Æ)	640	23
Ennis, Inc.	1,049	16
EnPro Industries, Inc. (Æ)	459	17
Forward Air Corp.	472	15
Franklin Electric Co., Inc.	330	17
FTI Consulting, Inc. (Æ)	351	10
G&K Services, Inc. Class A	514	16
Genpact, Ltd. (Æ)	983	16
Granite Construction, Inc.	620	16
Great Lakes Dredge & Dock Corp.	2,548	18
Greenbrier Cos., Inc. (Æ)	705	12
Harsco Corp.	734	15
Heartland Express, Inc.	1,113	16
Heidrick & Struggles International, Inc.	734	13
HNI Corp.	578	15
Hub Group, Inc. Class A (Æ)	518	19
ICF International, Inc. (Æ)	592	14
Kadant, Inc. (Æ)	755	18
Kelly Services, Inc. Class A	1,044	13
Kennametal, Inc.	408	14
Korn/Ferry International (Æ)	929	13
Lindsay Corp.	272	18
MasTec, Inc. (Æ)	956	14
MAXIMUS, Inc.	368	19
Measurement Specialties, Inc. (Æ)	537	17
Moog, Inc. Class A (Æ)	372	15
Navigant Consulting, Inc. (Æ)	1,368	17
Old Dominion Freight Line, Inc. (Æ)	397	17
Pentair, Inc.	403	15
Regal-Beloit Corp.	293	18
RR Donnelley & Sons Co.	1,041	12
Rush Enterprises, Inc. Class A (Æ)	799	13
Ryder System, Inc.	288	10
SPX Corp.	242	16
Standex International Corp.	480	20
Steelcase, Inc. Class A	1,965	18
Sykes Enterprises, Inc. (Æ)	941	15
Teledyne Technologies, Inc. (Æ)	271	17
TeleTech Holdings, Inc. (Æ)	859	14
Tetra Tech, Inc. (Æ)	689	18
Textainer Group Holdings, Ltd.	569	21
Towers Watson & Co. Class A	235	14
Trinity Industries, Inc.	537	13
Triumph Group, Inc.	257	14
Tutor Perini Corp. (Æ)	949	12
UniFirst Corp.	265	17
United Stationers, Inc.	466	13
URS Corp.	424	15
Waste Connections, Inc.	467	14
Watts Water Technologies, Inc. Class A	396	13
Werner Enterprises, Inc.	663	16
WESCO International, Inc. (Æ)	301	17
Zebra Technologies Corp. Class A (Æ)	404	14

		1,237

Russell Small Cap Low P/E ETF	39

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Technology - 12.8%
AboveNet, Inc. (Æ)	257	22
Acacia Research Corp. (Æ)	440	16
ACI Worldwide, Inc. (Æ)	512	23
ADTRAN, Inc.	458	14
Anaren, Inc. (Æ)	915	18
Anixter International, Inc.	251	13
Arris Group, Inc. (Æ)	1,434	20
ATMI, Inc. (Æ)	732	15
Benchmark Electronics, Inc. (Æ)	1,108	15
Brightpoint, Inc. (Æ)	1,506	8
Brocade Communications Systems, Inc. (Æ)	2,849	14
Brooks Automation, Inc.	1,615	15
CACI International, Inc. Class A (Æ)	277	15
Compuware Corp. (Æ)	1,860	17
Comtech Telecommunications Corp.	505	14
CSG Systems International, Inc. (Æ)	1,009	17
DealerTrack Holdings, Inc. (Æ)	591	18
Extreme Networks (Æ)	5,117	18
GSI Group, Inc. (Æ)	1,389	16
Harmonic, Inc. (Æ)	2,912	12
II-VI, Inc. (Æ)	783	13
Ingram Micro, Inc. Class A (Æ)	850	15
Insight Enterprises, Inc. (Æ)	1,051	18
Integrated Silicon Solution, Inc. (Æ)	1,653	17
Intersil Corp. Class A	1,440	15
JDA Software Group, Inc. (Æ)	495	15
JDS Uniphase Corp. (Æ)	1,404	15
Kulicke & Soffa Industries, Inc. (Æ)	1,682	15
LeCroy Corp. (Æ)	1,692	24
LSI Corp. (Æ)	2,720	17
Mentor Graphics Corp. (Æ)	1,210	18
Micrel, Inc.	1,472	14
Microsemi Corp. (Æ)	868	16
Molex, Inc.	619	15
Monotype Imaging Holdings, Inc. (Æ)	1,050	18
Multi-Fineline Electronix, Inc. (Æ)	736	18
NCR Corp. (Æ)	881	20
Netgear, Inc. (Æ)	398	14
Plantronics, Inc.	439	15
Plexus Corp. (Æ)	564	16
Progress Software Corp. (Æ)	752	16
QLogic Corp. (Æ)	1,026	14
RF Micro Devices, Inc. (Æ)	2,415	10
Rogers Corp. (Æ)	386	15
Sanmina-SCI Corp. (Æ)	1,808	15
ScanSource, Inc. (Æ)	437	13
Solera Holdings, Inc.	329	14
Super Micro Computer, Inc. (Æ)	1,126	18
Synaptics, Inc. (Æ)	472	14
SYNNEX Corp. (Æ)	524	18
VASCO Data Security International, Inc. (Æ)	1,796	15
Websense, Inc. (Æ)	851	16
Xyratex, Ltd.	1,131	13

		839

	Principal Amount ($) or Shares		Market Value $
Utilities - 6.8%
AGL Resources, Inc.	598		22
ALLETE, Inc.	391		16
Aqua America, Inc.	699		17
Atlantic Tele-Network, Inc.	372		13
Atmos Energy Corp.	455		16
Black Hills Corp.	467		15
California Water Service Group	831		15
CH Energy Group, Inc.	274		18
Chesapeake Utilities Corp.	356		16
Empire District Electric Co. (The)	720		15
Great Plains Energy, Inc.	728		16
Hawaiian Electric Industries, Inc.	591		17
IDT Corp. Class B	1,204		12
j2 Global, Inc.	575		15
Laclede Group, Inc. (The)	388		15
Northwest Natural Gas Co.	331		16
NorthWestern Corp.	439		16
NV Energy, Inc.	998		18
Otter Tail Corp.	706		16
Piedmont Natural Gas Co., Inc.	473		15
Premiere Global Services, Inc. (Æ)	1,851		16
South Jersey Industries, Inc.	278		14
Southwest Gas Corp.	379		17
UGI Corp.	511		15
UIL Holdings Corp.	447		16
Vectren Corp.	526		16
Westar Energy, Inc.	554		17
WGL Holdings, Inc.	364		14

			444

Total Common Stocks (cost $6,007)			6,546

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	6,265	(¥)	6

Total Short-Term Investments
(cost $6)			6

Total Investments - 100.3% (identified cost $6,013)			6,552

Other Assets and Liabilities, Net - (0.3%)			(21)

Net Assets - 100.0%			6,531

See accompanying notes which are an integral part of this quarterly report.

40	Russell Small Cap Low P/E ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Low P/E ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$990	$—	$—	$990
Consumer Staples	270	—	—	270
Energy	223	—	—	223
Financial Services	1,023	—	—	1,023
Health Care	732	—	—	732
Materials and Processing	788	—	—	788
Producer Durables	1,237	—	—	1,237
Technology	839	—	—	839
Utilities	444	—	—	444
Short-Term Investments	—	6	—	6

Total Investments	$6,546	$6	$—	$6,552

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell Small Cap Low P/E ETF	41

Russell Exchange Traded Funds Trust

Russell Small Cap Contrarian ETF

Schedule of Investments — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 99.8%
Consumer Discretionary - 13.7%
American Eagle Outfitters, Inc.	1,927	38
American Greetings Corp. Class A	1,592	23
Brown Shoe Co., Inc.	3,224	42
Citi Trends, Inc. (Æ)	3,027	46
Collective Brands, Inc. (Æ)	1,923	41
Corinthian Colleges, Inc. (Æ)	10,332	30
Dolan Co. (The) (Æ)	2,980	20
DreamWorks Animation SKG, Inc. Class A (Æ)	1,444	28
Drew Industries, Inc. (Æ)	1,234	34
Fred’s, Inc. Class A	1,995	31
Fuel Systems Solutions, Inc. (Æ)	1,508	25
GameStop Corp. Class A	1,159	21
Harte-Hanks, Inc.	2,972	27
Helen of Troy, Ltd. (Æ)	896	30
International Speedway Corp. Class A	1,100	29
PF Chang’s China Bistro, Inc.	885	46
RadioShack Corp.	2,335	9
Regis Corp.	1,668	30
Rent-A-Center, Inc. Class A	743	25
Scientific Games Corp. Class A (Æ)	3,161	27
Service Corp. International	2,612	32
Skechers U.S.A., Inc. Class A (Æ)	1,993	41
Stewart Enterprises, Inc. Class A	4,309	31
Superior Industries International, Inc.	1,661	27
Thor Industries, Inc.	1,118	31
Vail Resorts, Inc.	601	30
Viad Corp.	1,442	29
Washington Post Co. (The) Class B	75	28
WMS Industries, Inc. (Æ)	1,297	26

		877

Consumer Staples - 3.4%
Cal-Maine Foods, Inc.	790	31
Core-Mark Holding Co., Inc.	696	34
Diamond Foods, Inc.	975	17
Fresh Del Monte Produce, Inc.	1,078	25
Harris Teeter Supermarkets, Inc.	671	28
Nash Finch Co.	975	21
Pantry, Inc. (The) (Æ)	2,163	32
Spartan Stores, Inc.	1,500	27

		215

Energy - 2.4%
Basic Energy Services, Inc. (Æ)	1,423	15
Bill Barrett Corp. (Æ)	687	15
Cal Dive International, Inc. (Æ)	11,509	33
Dawson Geophysical Co. (Æ)	775	18
SEACOR Holdings, Inc. (Æ)	313	28
Tesco Corp. (Æ)	2,041	24
Unit Corp. (Æ)	530	20

		153

	Principal Amount ($) or Shares	Market Value $
Financial Services - 24.7%
Allied World Assurance Co. Holdings AG	450	36
American Equity Investment Life Holding Co.	2,423	27
American Financial Group, Inc.	743	29
Anworth Mortgage Asset Corp. (ö)	4,227	30
Argo Group International Holdings, Ltd.	923	27
Aspen Insurance Holdings, Ltd.	1,020	29
Associated Banc-Corp.	2,601	34
Astoria Financial Corp.	3,554	35
BancorpSouth, Inc.	2,736	41
BBCN Bancorp, Inc. (Æ)	2,902	32
BGC Partners, Inc. Class A	4,300	25
BlackRock Kelso Capital Corp.	3,076	30
Capstead Mortgage Corp. (ö)	2,151	30
City National Corp.	641	31
Dime Community Bancshares, Inc.	2,261	30
Dynex Capital, Inc. (ö)	3,008	31
East West Bancorp, Inc.	1,368	32
Endurance Specialty Holdings, Ltd.	740	28
Euronet Worldwide, Inc. (Æ)	1,511	26
Fidelity National Financial, Inc. Class A	1,704	33
First Citizens BancShares, Inc. Class A (Æ)	156	26
First Commonwealth Financial Corp.	5,765	39
First Niagara Financial Group, Inc.	3,046	23
Flagstone Reinsurance Holdings SA	3,307	26
GFI Group, Inc.	6,365	23
Glacier Bancorp, Inc.	2,252	35
Hercules Technology Growth Capital, Inc.	2,866	33
Horace Mann Educators Corp.	2,196	38
Hudson City Bancorp, Inc.	4,788	30
Iberiabank Corp.	543	27
Infinity Property & Casualty Corp.	467	27
Investment Technology Group, Inc. (Æ)	2,540	23
Jefferies Group, Inc.	2,348	31
KBW, Inc.	1,985	33
Kemper Corp.	982	30
Knight Capital Group, Inc. Class A (Æ)	2,122	25
MB Financial, Inc.	1,593	34
Montpelier Re Holdings, Ltd.	1,589	34
NASDAQ OMX Group, Inc. (The)	1,021	23
Navigators Group, Inc. (The) (Æ)	573	29
Park National Corp.	444	31
Piper Jaffray Cos. (Æ)	1,293	30
Platinum Underwriters Holdings, Ltd.	777	30
Provident Financial Services, Inc.	2,067	32
Safety Insurance Group, Inc.	641	26
Selective Insurance Group, Inc.	1,629	28
Susquehanna Bancshares, Inc.	3,416	35
TCF Financial Corp.	2,689	31
Umpqua Holdings Corp.	2,164	28
Validus Holdings, Ltd.	889	28
Washington Federal, Inc.	2,079	35
Wintrust Financial Corp.	973	35

		1,574

42	Russell Small Cap Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Contrarian ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Health Care - 7.7%
Almost Family, Inc. (Æ)	1,807	40
Community Health Systems, Inc. (Æ)	1,348	38
CONMED Corp.	1,035	29
Greatbatch, Inc. (Æ)	1,212	28
Hanger Orthopedic Group, Inc. (Æ)	1,676	43
Kindred Healthcare, Inc. (Æ)	2,162	21
Magellan Health Services, Inc. (Æ)	529	24
Molina Healthcare, Inc. (Æ)	1,238	29
Natus Medical, Inc. (Æ)	3,210	37
Owens & Minor, Inc.	868	27
PerkinElmer, Inc.	1,430	37
Prestige Brands Holdings, Inc. (Æ)	2,747	43
Symmetry Medical, Inc. (Æ)	3,455	30
Triple-S Management Corp. Class B (Æ)	1,389	25
Wright Medical Group, Inc. (Æ)	1,826	39

		490

Materials and Processing - 9.4%
A Schulman, Inc.	1,298	26
Apogee Enterprises, Inc.	2,530	40
Beacon Roofing Supply, Inc. (Æ)	1,372	35
Cabot Corp.	815	33
Comfort Systems USA, Inc.	2,561	26
Commercial Metals Co.	1,935	24
Cytec Industries, Inc.	576	34
Encore Wire Corp.	1,044	28
HB Fuller Co.	1,173	36
Interline Brands, Inc. (Æ)	1,714	42
Minerals Technologies, Inc.	469	30
Mueller Industries, Inc.	713	30
OM Group, Inc. (Æ)	1,178	22
PH Glatfelter Co.	1,866	31
Quanex Building Products Corp.	1,775	32
Schnitzer Steel Industries, Inc. Class A	577	16
Sealed Air Corp.	1,543	24
Tredegar Corp.	1,239	18
Universal Forest Products, Inc.	963	38
Wausau Paper Corp.	3,468	34

		599

Producer Durables - 18.0%
ABM Industries, Inc.	1,234	24
AECOM Technology Corp. (Æ)	1,250	21
Albany International Corp. Class A	1,105	21
Alexander & Baldwin Holdings, Inc.	717	38
Brady Corp. Class A	903	25
Brink’s Co. (The)	1,099	25
Bristow Group, Inc.	582	24
Ceradyne, Inc.	901	23
CIRCOR International, Inc.	832	28
Convergys Corp.	2,094	31
EMCOR Group, Inc.	1,055	29
EnergySolutions, Inc. (Æ)	8,499	14
EnPro Industries, Inc. (Æ)	808	30
G&K Services, Inc. Class A	910	28

	Principal Amount ($) or Shares	Market Value $
Genco Shipping & Trading, Ltd. (Æ)	3,536	11
General Cable Corp. (Æ)	1,026	27
Granite Construction, Inc.	1,086	28
Great Lakes Dredge & Dock Corp.	4,496	32
H&E Equipment Services, Inc. (Æ)	2,137	32
Harsco Corp.	1,311	27
Heidrick & Struggles International, Inc.	1,270	22
ICF International, Inc. (Æ)	1,043	25
Kadant, Inc. (Æ)	1,310	31
Kelly Services, Inc. Class A	1,851	24
Korn/Ferry International (Æ)	1,592	23
Layne Christensen Co. (Æ)	1,071	22
Metalico, Inc. (Æ)	7,664	17
Mobile Mini, Inc. (Æ)	1,486	21
MYR Group, Inc. (Æ)	1,542	26
Orbital Sciences Corp. (Æ)	1,805	23
Orion Marine Group, Inc. (Æ)	4,453	31
Powell Industries, Inc. (Æ)	883	33
Republic Airways Holdings, Inc. (Æ)	7,063	40
RR Donnelley & Sons Co.	1,784	21
Rush Enterprises, Inc. Class A (Æ)	1,412	23
Ryder System, Inc.	518	19
SkyWest, Inc.	2,213	14
SPX Corp.	422	28
Sykes Enterprises, Inc. (Æ)	1,645	26
Teekay Tankers, Ltd. Class A	7,149	33
Tetra Tech, Inc. (Æ)	1,196	31
Trinity Industries, Inc.	946	24
Tutor Perini Corp. (Æ)	1,625	21
URS Corp.	752	26
Werner Enterprises, Inc.	1,144	27

		1,149

Technology - 8.8%
Acxiom Corp. (Æ)	2,175	33
Anaren, Inc. (Æ)	1,600	31
Arris Group, Inc. (Æ)	2,531	36
AVX Corp.	2,091	22
Benchmark Electronics, Inc. (Æ)	1,959	27
Brocade Communications Systems, Inc. (Æ)	5,028	25
CACI International, Inc. Class A (Æ)	483	27
Checkpoint Systems, Inc. (Æ)	2,219	19
Comtech Telecommunications Corp.	885	25
CSG Systems International, Inc. (Æ)	1,783	31
Digital River, Inc. (Æ)	1,702	28
EarthLink, Inc.	4,294	32
Harmonic, Inc. (Æ)	4,991	21
Ingram Micro, Inc. Class A (Æ)	1,502	26
International Rectifier Corp. (Æ)	1,275	25
Multi-Fineline Electronix, Inc. (Æ)	1,293	32
Plexus Corp. (Æ)	996	28
Sigma Designs, Inc. (Æ)	3,845	25
TeleCommunication Systems, Inc. Class A (Æ)	9,964	12

Russell Small Cap Contrarian ETF	43

Russell Exchange Traded Funds Trust

Russell Small Cap Contrarian ETF

Schedule of Investments, continued — June 30, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

TriQuint Semiconductor, Inc. (Æ)	6,236		35
United Online, Inc.	5,124		22

			562

Utilities - 11.7%
AGL Resources, Inc.	656		25
ALLETE, Inc.	679		28
Atlantic Tele-Network, Inc.	648		22
Atmos Energy Corp.	791		28
Avista Corp.	1,082		29
Black Hills Corp.	826		27
CH Energy Group, Inc.	482		31
Chesapeake Utilities Corp.	624		27
Cleco Corp.	741		31
El Paso Electric Co.	776		26
Empire District Electric Co. (The)	1,285		27
Energen Corp.	529		24
Great Plains Energy, Inc.	1,286		28
Hawaiian Electric Industries, Inc.	1,033		29
Laclede Group, Inc. (The)	668		27
NorthWestern Corp.	775		28
NV Energy, Inc.	1,763		31
Ormat Technologies, Inc.	1,410		30
Otter Tail Corp.	1,248		29
Portland General Electric Co.	1,080		29
Southwest Gas Corp.	669		29
UGI Corp.	903		27
UIL Holdings Corp.	767		28
UNS Energy Corp.	725		28
US Cellular Corp. (Æ)	613		24
Vectren Corp.	929		27
Westar Energy, Inc.	979		29

			748

Total Common Stocks (cost $5,783)			6,367

Short-Term Investments - 0.1%
Russell U.S. Cash Management Fund	5,005	(¥)	5

Total Short-Term Investments (cost $5)			5

Total Investments - 99.9% (identified cost $5,788)			6,372

Other Assets and Liabilities, Net - 0.1%			4

Net Assets - 100.0%			6,376

See accompanying notes which are an integral part of this quarterly report.

44	Russell Small Cap Contrarian ETF

Russell Exchange Traded Funds Trust

Russell Small Cap Contrarian ETF

Presentation of Portfolio Holdings — June 30, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$877	$—	$—	$877
Consumer Staples	215	—	—	215
Energy	153	—	—	153
Financial Services	1,574	—	—	1,574
Health Care	490	—	—	490
Materials and Processing	599	—	—	599
Producer Durables	1,149	—	—	1,149
Technology	562	—	—	562
Utilities	748	—	—	748
Short-Term Investments	—	5	—	5

Total Investments	$6,367	$5	$—	$6,372

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended June 30, 2012.

Russell Small Cap Contrarian ETF	45

See accompanying notes which are an integral part of this quarterly report.

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Schedules of Investments — June 30, 2012 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(¥)	Unrounded units.
±	Less than 500.

Abbreviations:

ADR - American Depositary Receipt

46	Notes to Schedules of Investments

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Quarterly Report — June 30, 2012 (Unaudited)

1.	Organization

Russell Exchange Traded Funds Trust (the “Investment Company” or “RET”) is a series investment company comprised of 26 different investment portfolios that were in operation as of June 30, 2012. This Quarterly Report reports on 10 of these Funds (each a “Fund” and collectively, the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Delaware statutory trust under an Amended and Restated Agreement and Declaration of Trust dated August 31, 2011 (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Each Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The investment objective of the Funds is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of a Fund may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of each Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The date the shares began trading on the secondary market is the “commencement of operations” date.

The Funds issue and redeem shares at their respective NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Funds at NAV (“Authorized Participants”). These transactions are in exchange for certain securities similar to a Fund’s portfolio and/or cash. Except when aggregated in Creation Units, shares of a Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from a Fund.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Funds Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

Notes to Quarterly Report	47

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Quarterly Report, continued — June 30, 2012 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks and exchange traded funds that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in other mutual funds (including unregistered collective vehicles) are valued at their net asset value per share, and are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAVs for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of events that could trigger fair value pricing of one or more securities are: a company development; a natural disaster; or an armed conflict.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund, if considered material.

In 2011, the Financial Accounting Standards Board (“FASB”) issued an update to requirements relating to fair valuation measurements which represent amendments to achieve common fair value measurements and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments are of two types: (i) those that clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.

The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for annual periods beginning after December 15, 2011. Management does not believe the adoption of this update will have a material impact on the Funds’ financial statements.

48	Notes to Quarterly Report

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Quarterly Report, continued — June 30, 2012 (Unaudited)

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

ETF Specific Risk

The Funds are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Funds may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Funds’ return to be lower or higher than if the Fund employed an active strategy.

3.	Related Party Transactions

Russell Investment Management Company (“RIMCo”) advises the Funds and RFSC is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RET and RIMCo.

The Funds may also invest their cash reserves (the “Cash Balances”) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC. As of June 30, 2012, the Funds presented herein have invested $99,548 in the Russell U.S. Cash Management Fund.

Concentration of Secondary Market Shareholder Interests

As of June 30, 2012, the Russell Equity I Fund, a Russell Trust Company Fund and a related party to the Funds, holds investments in the secondary market of the following fund and amounts:

Fund	$

Russell Growth at a Reasonable Price ETF	10,039,737
Russell Consistent Growth ETF	25,374,654
Russell Equity Income ETF	44,814,461

Such concentration of shareholder interests could have a material impact on the Funds.

Notes to Quarterly Report	49

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Notes to Quarterly Report, continued — June 30, 2012 (Unaudited)

4.	Federal Income Taxes

At June 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell Aggressive Growth ETF	Russell Consistent Growth ETF	Russell Growth at a Reasonable Price ETF	Russell Contrarian ETF	Russell Equity Income ETF
Cost of Investments	$4,832,719	$30,275,205	$15,341,855	$4,651,989	$47,032,855

Unrealized Appreciation	$492,421	$1,654,356	$495,082	$337,328	$3,902,269
Unrealized Depreciation	(310,963)	(904,192)	(866,118)	(491,918)	(828,602)

Net Unrealized Appreciation (Depreciation)	$181,458	$750,164	$(371,036)	$(154,590)	$3,073,667

	Russell Low P/E ETF	Russell Small Cap Aggressive Growth ETF	Russell Small Cap Consistent Growth ETF	Russell Small Cap Low P/E ETF	Russell Small Cap Contrarian ETF
Cost of Investments	$5,008,252	$6,039,755	$6,021,764	$6,014,079	$5,789,590

Unrealized Appreciation	$224,867	$636,762	$570,266	$748,069	$877,521
Unrealized Depreciation	(555,463)	(446,436)	(366,295)	(210,276)	(295,204)

Net Unrealized Appreciation (Depreciation)	$(330,596)	$190,326	$203,971	$537,793	$582,317

5.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

As of June 30, 2012, there were no restricted securities held by a fund that were illiquid.

Illiquid securities and restricted securities may be priced by the Funds using the Fair Value Procedures approved by the Board.

6.	Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2012, through the date the Quarterly Report was issued, that would merit recognition or additional disclosure in the Quarterly Report. During this review, nothing was discovered, except for the following, which would require disclosure within the Quarterly Report.

On August 16, 2012, the Board of Trustees of Russell Exchange Traded Funds Trust (the “Trust”), has approved an orderly liquidation of 25 of the 26 different investment portfolios referred to as the Funds. They are; of Russell 1000 Low Beta ETF, Russell 1000 High Beta ETF, Russell 1000 Low Volatility ETF, Russell 1000 High Volatility ETF, Russell 1000 High Momentum ETF, Russell 2000 Low Beta ETF, Russell 2000 High Beta ETF, Russell 2000 Low Volatility ETF, Russell 2000 High Volatility ETF, Russell 2000 High Momentum ETF, Russell Developed ex-U.S. Low Beta ETF, Russell Developed ex-U.S. Low Volatility ETF, Russell Developed ex-U.S. High Momentum ETF, Russell Aggressive Growth ETF, Russell Consistent Growth ETF, Russell Growth at a Reasonable Price ETF, Russell Contrarian ETF, Russell Equity Income ETF, Russell Low P/E ETF, Russell Small Cap Aggressive Growth ETF, Russell Small Cap Consistent Growth ETF, Russell Small Cap Low P/E ETF, Russell Small Cap Contrarian ETF, Russell High Dividend Yield ETF and Russell Small Cap High Dividend Yield ETF, each series of the Trust (collectively, the “Funds”). The Funds’ Board of Trustees determined that closing and liquidating each Fund was in the best interests of the Fund and its shareholders.

50	Notes to Quarterly Report

Russell Exchange Traded Funds Trust

Russell Investment Discipline ETFs™

Shareholder Requests for Additional Information – June 30, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (888) 775-7837, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (888) 775-3837, (ii) at www.russelletfs.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copes of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	51

Russell Exchange Traded Funds Trust	1301 Second Avenue	888-775-3837
	Seattle, Washington 98101	www.russelletfs.com

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Exchange Traded Funds Trust

By:	/s/ James G. Polisson
James G. Polisson Principal Executive Officer and Chief Executive Officer

Date:    August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James G. Polisson
James G. Polisson Principal Executive Officer and Chief Executive Officer

Date:    August 29, 2012

By:	/s/ Mark E. Swanson
Mark E. Swanson Principal Financial Officer, Principal Accounting Officer and Treasurer

Date:    August 29, 2012